As filed with the Securities and Exchange Commission on November 30, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07495
Transamerica Partners Funds Group II

(Exact Name of Registrant as Specified in Charter)
Investment Company Act file number: 811-07674
Transamerica Partners Funds Group

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of Principal Executive Offices)	(Zip Code)
Dennis Gallagher, Esq.
570 Carillon Parkway, St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Date of fiscal year end: December 31
Date of reporting period: July 1, 2009 — September 30, 2009
Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of September 30, 2009 are attached.

Transamerica Partners Institutional Funds Group
Transamerica Institutional Asset Allocation Funds
Quarterly Schedules of Investments
September 30, 2009
Money Market Fund
Transamerica Partners Institutional Money Market
Bond Funds
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional High Yield Bond
Balanced Fund
Transamerica Partners Institutional Balanced
Stock Funds
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Value
Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional International Equity
The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.
Transamerica Partners Institutional Stock Index Fund is fully invested in Master Index Portfolio – S&P 500 Index Master Portfolio which is located in this report.
Asset Allocation Funds
Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Institutional Asset Allocation – Long Horizon
The above funds are “fund of funds” fully invested in various funds of the Transamerica Institutional Partners Funds Group.

Transamerica Institutional Asset Allocation Funds — Short Horizon
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 8.9%
Transamerica Partners Institutional Large Growth	448,846	$2,442
Transamerica Partners Institutional Large Value	314,152	2,303
Transamerica Partners Institutional Small Core	209,440	1,581
Fixed Income Funds - 87.2%
Transamerica Partners Institutional Core Bond	3,133,056	32,646
Transamerica Partners Institutional High Quality Bond	1,093,139	11,445
Transamerica Partners Institutional High Yield Bond	948,923	7,553
Transamerica Partners Institutional Inflation-Protected Securities	1,053,192	10,290
International Equity Fund - 2.3%
Transamerica Partners Institutional International Equity	282,229	1,654
Money Market Fund - 1.6%
Transamerica Partners Institutional Money Market	110,452	1,112

Total Investment Companies (cost $70,292) #		71,026
Other Assets and Liabilities — Net		(6)

Net Assets		$71,020

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $70,292. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,168 and $434, respectively. Net unrealized appreciation for tax purposes is $734.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$71,026	$—	$—	$71,026
Total	$71,026	$—	$—	$71,026

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Short/Intermediate Horizon
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 24.8%
Transamerica Partners Institutional Large Growth	1,184,570	$6,443
Transamerica Partners Institutional Large Value	867,873	6,362
Transamerica Partners Institutional Mid Growth ‡	160,973	1,510
Transamerica Partners Institutional Mid Value	134,343	1,537
Transamerica Partners Institutional Small Core	219,165	1,655
Fixed Income Funds - 65.2%
Transamerica Partners Institutional Core Bond	2,180,396	22,719
Transamerica Partners Institutional High Quality Bond	877,635	9,189
Transamerica Partners Institutional High Yield Bond	767,329	6,108
Transamerica Partners Institutional Inflation-Protected Securities	806,628	7,881
International Equity Fund - 7.6%
Transamerica Partners Institutional International Equity	919,031	5,386
Money Market Fund - 2.4%
Transamerica Partners Institutional Money Market	170,456	1,715

Total Investment Companies (cost $73,523) #		70,505
Other Assets and Liabilities — Net		(6)

Net Assets		$70,499

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $73,523. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $618 and $3,636, respectively. Net unrealized depreciation for tax purposes is $3,018.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$70,505	$—	$—	$70,505
Total	$70,505	$—	$—	$70,505

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Intermediate Horizon
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 40.0%
Transamerica Partners Institutional Large Growth	9,461,672	$51,471
Transamerica Partners Institutional Large Value	6,395,590	46,880
Transamerica Partners Institutional Mid Growth ‡	1,175,080	11,022
Transamerica Partners Institutional Mid Value	1,077,619	12,328
Transamerica Partners Institutional Small Growth ‡	1,216,002	12,841
Transamerica Partners Institutional Small Value	1,157,360	12,083
Fixed Income Funds - 45.7%
Transamerica Partners Institutional Core Bond	7,932,704	82,659
Transamerica Partners Institutional High Quality Bond	2,624,488	27,478
Transamerica Partners Institutional High Yield Bond	2,941,066	23,411
Transamerica Partners Institutional Inflation-Protected Securities	3,435,706	33,567
International Equity Fund - 13.1%
Transamerica Partners Institutional International Equity	8,211,930	48,122
Money Market Fund - 1.2%
Transamerica Partners Institutional Money Market	429,402	4,321

Total Investment Companies (cost $403,642) #		366,183
Other Assets and Liabilities — Net		(30)

Net Assets		$366,153

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $403,642. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,961 and $43,420, respectively. Net unrealized depreciation for tax purposes is $37,459.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$366,183	$—	$—	$366,183
Total	$366,183	$—	$—	$366,183

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Intermediate/Long Horizon
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 53.3%
Transamerica Partners Institutional Large Growth	11,170,449	$60,767
Transamerica Partners Institutional Large Value	7,301,521	53,520
Transamerica Partners Institutional Mid Growth ‡	1,583,585	14,854
Transamerica Partners Institutional Mid Value	1,466,074	16,772
Transamerica Partners Institutional Small Growth ‡	1,649,335	17,417
Transamerica Partners Institutional Small Value	1,533,604	16,011
Fixed Income Funds - 26.5%
Transamerica Partners Institutional Core Bond	4,486,916	46,754
Transamerica Partners Institutional High Quality Bond	609,573	6,382
Transamerica Partners Institutional High Yield Bond	1,739,194	13,844
Transamerica Partners Institutional Inflation-Protected Securities	2,259,188	22,072
International Equity Fund - 18.7%
Transamerica Partners Institutional International Equity	10,734,757	62,906
Money Market Fund - 1.5%
Transamerica Partners Institutional Money Market	510,745	5,140

Total Investment Companies (cost $409,970) #		336,439
Other Assets and Liabilities — Net		(28)

Net Assets		$336,411

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $409,970. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,072 and $76,603, respectively. Net unrealized depreciation for tax purposes is $73,531.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$336,439	$—	$—	$336,439
Total	$336,439	$—	$—	$336,439

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Long Horizon
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Domestic Equity Funds - 66.6%
Transamerica Partners Institutional Large Growth	6,617,266	$35,997
Transamerica Partners Institutional Large Value	4,149,773	30,418
Transamerica Partners Institutional Mid Growth ‡	1,012,956	9,502
Transamerica Partners Institutional Mid Value	935,562	10,703
Transamerica Partners Institutional Small Growth ‡	1,049,673	11,085
Transamerica Partners Institutional Small Value	987,994	10,315
Fixed Income Funds - 7.8%
Transamerica Partners Institutional Core Bond	592,640	6,175
Transamerica Partners Institutional High Yield Bond	421,314	3,354
Transamerica Partners Institutional Inflation-Protected Securities	313,513	3,063
International Equity Fund - 24.0%
Transamerica Partners Institutional International Equity	6,623,050	38,811
Money Market Fund - 1.6%
Transamerica Partners Institutional Money Market	250,842	2,524

Total Investment Companies (cost $204,949) #		161,947
Other Assets and Liabilities — Net		(13)

Net Assets		$161,934

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $204,949. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,383 and $44,385, respectively. Net unrealized depreciation for tax purposes is $43,002.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$161,947	$—	$—	$161,947
Total	$161,947	$—	$—	$161,947

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Notes to Schedules of Investments
At September 30, 2009
(unaudited)
1. Organization
Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Institutional Asset Allocation — Short Horizon (“Short Horizon”), Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Institutional Asset Allocation – Intermediate Horizon (“Intermediate Horizon”), Transamerica Institutional Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Institutional Asset Allocation – Long Horizon (“Long Horizon”) (individually, a “Fund” and collectively, the “Funds”). The Trust was established and designated the Funds as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). Funds Group II is an open-end management investment company registered under the 1940 Act (that has the same investment advisor as the Funds). Certain series of Funds Group II seek to achieve their investment objectives by investing all of their investable assets in a corresponding series of Transamerica Partners Portfolios.
2. Investment Valuation
The value of any Fund’s investment in a corresponding fund of Funds Group II is valued at the net asset value per share of each fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.
The Funds are subject to the provisions under the FASB Accounting Standard codification, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under ASC 820 are described below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, at September 30, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedule of Investments.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Partners Portfolios

I

Money Market Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 29.5%
Commercial Banks - 9.7%
Australia & New Zealand Banking Group Ltd.
0.39%, 11/20/2009 - 144A	$23,700	$23,687
HSBC Americas, Inc.
0.24%, 12/15/2009	26,400	26,387
Rabobank Nederland NV N.Y.
0.30%, 11/03/2009	31,420	31,420
Toronto-Dominion Holdings USA, Inc.
0.50%, 02/08/2010 - 144A	11,900	11,879
Westpac Banking Corp.
0.47%, 11/23/2009 - 144A	22,580	22,564
Diversified Financial Services - 18.0%
Bank of America Corp.
0.21%, 10/09/2009	34,870	34,867
CBA Delaware Finance, Inc.
0.24%, 11/30/2009	20,920	20,912
0.29%, 11/06/2009	14,810	14,806
Danske Corp.
0.25%, 10/21/2009	27,250	27,246
0.48%, 01/19/2010	20,100	20,071
Eksportfinans ASA
0.19%, 10/16/2009	13,200	13,199
0.22%, 12/15/2009	11,900	11,895
Societe Generale North America, Inc.
0.34%, 02/02/2010	24,050	24,022
0.52%, 11/18/2009	13,900	13,890
Toyota Motor Credit Corp.
0.25%, 12/14/2009	33,310	33,293
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.
0.06%, 10/06/2009	11,900	11,900
Sovereign Agency - 0.8%
Her Majesty in Right of Canada
0.30%, 01/21/2010	9,100	9,092

Total Commercial Paper (cost $351,130)		351,130

CERTIFICATES OF DEPOSIT - 31.7%
Capital Markets - 1.8%
Deutsche Bank AG
0.50%, 01/06/2010	21,340	21,340
Commercial Banks - 25.2%
Abbey National Treasury Services PLC *
0.79%, 02/25/2010	31,780	31,780
Bank of Montreal *
0.23%, 11/17/2009	26,650	26,650
Bank of Nova Scotia
0.53%, 12/09/2009	17,500	17,500
0.66%, 01/15/2010	26,510	26,510
Barclays Bank PLC
0.70%, 04/15/2010	23,580	23,580
1.00%, 10/30/2009	22,940	22,940
BNP Paribas *
0.31%, 01/14/2010	15,340	15,340
0.50%, 11/25/2009	19,780	19,780
Calyon NY Branch
0.60%, 01/05/2010	29,010	29,010
Nordea Bank PLC
1.30%, 10/13/2009	20,710	20,713
Rabobank Nederland NV
0.60%, 04/26/2010	17,730	17,730
Royal Bank of Canada
0.58%, 01/26/2010	48,760	48,761
Diversified Financial Services - 1.7%
Royal Bank of Scotland PLC
0.25%, 10/19/2009	20,000	20,000
Metals & Mining - 3.0%
Svenska Handelsbanken AB
0.37%, 11/12/2009	35,500	35,501

Total Certificates of Deposit (cost $377,135)		377,135

CORPORATE DEBT SECURITIES - 3.8%
Commercial Banks - 2.3%
Calyon NY Branch *
0.41%, 02/26/2010	8,940	8,933
Credit Agricole SA *
0.42%, 05/28/2010 - 144A	3,040	3,033
European Investment Bank*
5.00%, 02/28/2010	2,820	2,866
KFW International Finance *
0.55%, 01/21/2010	14,470	14,487
Diversified Financial Services - 0.9%
JPMorgan Chase & Co. *
0.78%, 11/19/2009	11,100	11,107
Personal Products - 0.6%
Procter & Gamble Co. *
0.48%, 05/07/2010	7,150	7,150

Total Corporate Debt Securities (cost $47,576)		47,576

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.7%
Fannie Mae *
0.01%, 11/16/2009 - 12/17/2009	36,430	36,418
0.40%, 02/12/2010	14,590	14,604
FHLB
0.01%, 10/30/2009	20,500	20,496
0.16%, 12/11/2009	25,360	25,352
Freddie Mac *
0.01%, 11/09/2009 - 12/01/2009	61,550	61,526
0.34%, 02/04/2010	46,350	46,350
4.88%, 02/09/2010	6,080	6,175

Total Short-Term U.S. Government Agency Obligations (cost $210,921)		210,921

TIME DEPOSIT - 3.6%
Commercial Banks - 3.6%
Bank of Ireland
0.15%, 10/01/2009	42,260	42,260

Total Time Deposit (cost $42,260)
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 13.5%
Barclays Bank PLC
0.21%, dated 9/30/2009, to be repurchased at $44,800 on 10/01/2009. (Collateralized by US Treasury Note, 2.63%, due 04/30/16, with a value of $45,696).	$44,800	$44,800
Deutsche Bank
0.06%, dated 9/30/2009, to be repurchased at $18,400 on 10/01/2009. (Collateralized by Federal Home Loan Bank, 5.00%, due 10/13/11, with a value of $18,771).	18,400	18,400
HSBC Americas, Inc.
0.15%, dated 9/30/2009, to be repurchased at $50,500 on 10/01/2009. (Collateralized by various US Treasury Bonds, 6.00%–6.13%, due 02/15/26– 11/15/27, with a total value of $51,511).	50,500	50,500
JPMorgan Chase Funding, Inc.
0.15%, dated 9/30/2009, to be repurchased at $46,800 on 10/01/2009. (Collateralized by Freddie Mac, 3.25%, due 01/13/16, with a value of $47,739).	46,800	46,800
State Street Repurchase Agreement
0.01%, dated 9/30/2009, to be repurchased at $14 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $15).	14	14

Total Repurchase Agreements (cost $160,514)		160,514

Total Investment Securities (cost $1,189,536) #		1,189,536
Other Assets and Liabilities — Net		442

Net Assets		$1,189,978

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

#	Aggregate cost for federal income tax purposes is $1,189,536.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $61,163, or 5.14%, of the Fund’s net assets.

FHLB	Federal Home Loan Bank
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Consumer Staples	$—	$7,150	$—	$7,150
Fixed Income — Financials	—	40,427	—	40,427
Fixed Income — Short-Term U.S. Government Obligations	—	52,525	—	52,525
Cash & Cash Equivalent — Consumer Staples	—	11,900	—	11,900
Cash & Cash Equivalent — Financials	—	714,031	—	714,031
Cash & Cash Equivalent — Materials	—	35,501	—	35,501
Cash & Cash Equivalent — Repurchase Agreement	—	160,514	—	160,514
Cash & Cash Equivalent — Short-Term Foreign Government	—	9,092	—	9,092
Cash & Cash Equivalent — Short-Term U.S. Government Obligation	—	158,396	—	158,396

Total	$—	$1,189,536	$—	$1,189,536

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. Treasury Note
1.00%, 07/31/2011 - 08/31/2011	$13,750	$13,780
1.38%, 03/15/2012	2,430	2,442
1.88%, 04/30/2014	3,500	3,458
3.13%, 08/31/2013	6,000	6,288
4.63%, 10/31/2011	6,600	7,092

Total U.S. Government Obligations (cost $32,801)		33,060

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.4%
Fannie Mae
2.75%, 03/13/2014	6,250	6,347
3.25%, 04/09/2013	6,000	6,307
3.50%, 04/25/2026	712	717
4.00%, 10/25/2016 - 07/25/2033	3,764	3,863
4.50%, 05/01/2010 - 09/01/2013	3,524	3,631
5.00%, 10/15/2011 - 04/01/2014	7,186	7,727
5.50%, 12/01/2022	1,394	1,480
6.00%, 05/15/2011 - 09/01/2014	3,956	4,265
FHLB
3.63%, 09/16/2011	4,000	4,211
3.84%, 11/25/2009	3,166	3,181
Freddie Mac
2.87%, 12/15/2016	2,271	2,314
3.38%, 03/15/2018	3,386	3,468
4.00%, 09/15/2016 - 10/15/2026	8,037	8,248
4.50%, 04/01/2010	1,935	1,956
5.00%, 07/15/2014	3,500	3,885
5.50%, 03/01/2011 - 01/15/2027	1,883	1,952
6.00%, 10/15/2021	3,482	3,674
6.50%, 02/01/2013 - 04/01/2013	135	141
Ginnie Mae
4.02%, 07/16/2027	5,581	5,762
4.51%, 10/16/2028	5,114	5,274
5.75%, 12/15/2022	1,009	1,072

Total U.S. Government Agency Obligations (cost $76,942)		79,475

MORTGAGE-BACKED SECURITIES - 12.6%
Bear Stearns Asset Backed Securities Trust
Series 2003-AC3, Class A1
4.00%, 07/25/2033	633	507
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1
5.06%, 11/15/2016	113	115
Series 2002-PBW1, Class A1
3.97%, 11/11/2035	362	366
Series 2005-PWR9, Class A1
4.50%, 09/11/2042	466	469
Series 2006-T22, Class A1
5.42%, 04/12/2038	1,470	1,488
Series 2007-PW15, Class A2
5.21%, 02/11/2044	7,000	7,040
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A1
5.27%, 10/15/2049	2,782	2,834
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A1
5.05%, 07/15/2044	1,931	1,937
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.18%, 11/15/2037	2,810	2,804
Crusade Global Trust
Series 2004-2, Class A1
0.56%, 11/19/2037 *	683	630
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1
5.56%, 06/10/2038	193	198
Series 2002-1A, Class A2
5.99%, 12/10/2035	1,223	1,251
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.31%, 08/10/2042	1,993	1,981
Series 2005-GG5, Class A1
4.79%, 04/10/2037	1,460	1,467
Series 2006-GG7, Class A1
5.74%, 07/10/2038	2,302	2,335
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4
4.96%, 08/10/2038	4,400	4,341
Interstar Millennium Trust
Series 2003-3G, Class A2
1.10%, 09/27/2035 *	271	230
Series 2004-2G, Class A
0.70%, 03/14/2036 *	528	443
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class A1
4.33%, 12/12/2034	387	394
Series 2005-LDP5, Class A1
5.04%, 12/15/2044	1,603	1,617
JPMorgan Mortgage Trust
Series 2006-S2, Class 1A17
6.00%, 07/25/2036	3,569	2,333
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027	4,550	4,608
Series 2005-C7, Class A2
5.10%, 11/15/2030	1,000	1,006
Morgan Stanley Capital I
Series 2005-HQ6, Class A1
4.65%, 08/13/2042	876	883
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C1, Class A2
7.52%, 12/18/2009	890	893
Series 2000-C2, Class A2
7.46%, 07/18/2033	1,497	1,513
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A1
2.99%, 06/15/2035	3,192	3,201
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9, Class 1A1
4.75%, 10/25/2035	2,176	2,079

Total Mortgage-Backed Securities (cost $50,375)		48,963

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 25.6%
ALG Student Loan Trust I
Series 2006-1A, Class A1
0.51%, 10/28/2018 -144A *	$1,724	$1,694
Bay View Auto Trust
Series 2005-LJ1, Class A4
4.09%, 05/25/2012	1,505	1,513
BMW Vehicle Lease Trust
Series 2009-1, Class A3
2.91%, 03/15/2012	3,000	3,057
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.07%, 08/15/2011	1,978	2,006
Brazos Higher Education Authority
Series 2005-A, Class A5
4.91%, 12/01/2040 Ә	3,228	3,018
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A1
5.26%, 10/15/2014 -144A	3,000	3,090
Capital One Multi-Asset Execution Trust
Series 2006-A6, Class A6
5.30%, 02/18/2014	3,000	3,178
Series 2009-A2, Class A2
3.20%, 04/15/2014	1,500	1,530
Capital One Prime Auto Receivables Trust
Series 2007-1, Class B1
5.76%, 12/15/2013	3,000	2,923
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A6
4.43%, 10/25/2014	2,586	2,331
Chase Issuance Trust
Series 2009-A3, Class A3
2.40%, 06/17/2013	4,500	4,574
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.11%, 04/15/2014	3,050	3,133
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7
4.75%, 10/22/2012	1,200	1,247
Series 2006-A4, Class A4
5.45%, 05/10/2013	4,000	4,255
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.37%, 05/16/2016 -144A *	2,850	2,898
CNH Equipment Trust
Series 2006-B, Class B
5.36%, 06/17/2013	3,000	2,793
Series 2007-A, Class B
5.09%, 06/16/2014	2,000	1,771
Series 2007-B, Class A3A
5.40%, 10/17/2011	1,746	1,768
Community Program Loan Trust
Series 1987-A, Class A4
4.50%, 10/01/2018	1,304	1,310
E-Trade RV and Marine Trust
Series 2004-1, Class A3
3.62%, 10/08/2018	766	773
Ford Credit Auto Owner Trust
Series 2007-A, Class B
5.60%, 10/15/2012	1,000	1,059
GE Capital Credit Card Master Note Trust
Series 2007-3, Class B
5.49%, 06/15/2013	3,000	3,027
Series 2009-2, Class A
3.69%, 07/15/2015	2,500	2,571
Goal Capital Funding Trust
Series 2006-1, Class A1
0.39%, 08/25/2020 *	772	771
Hertz Vehicle Financing LLC
Series 2005-2A, Class A4
5.01%, 02/25/2011 -144A	1,667	1,678
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/16/2012	1,250	1,279
Series 2009-2, Class A4
4.43%, 08/15/2012	2,650	2,756
Huntington Auto Trust
Series 2008-1A, Class A3A
4.81%, 04/16/2012 -144A	5,500	5,666
Hyundai Auto Receivables Trust
Series 2006-B, Class B
5.19%, 05/15/2013	2,155	2,239
Series 2008-A, Class A3
4.93%, 12/17/2012	3,500	3,654
John Deere Owner Trust
Series 2007-A, Class A4
5.07%, 04/15/2014	4,000	4,099
Marlin Leasing Receivables LLC
Series 2006-1A, Class A4
5.33%, 09/15/2013 -144A	2,079	2,076
Massachusetts RRB Special Purpose Trust
Series 1999-1, Class A5
7.03%, 03/15/2012	1,009	1,039
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.07%, 01/15/2015	1,250	1,253
Popular ABS Mortgage Pass-Through Trust
Series 2005-3, Class AF3
4.44%, 07/25/2035	1,673	1,592
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013 -144A	2,916	3,052
Susquehanna Auto Lease Trust
Series 2007-1, Class B
5.31%, 07/14/2010 -144A	1,250	1,253
USAA Auto Owner Trust
Series 2007-2, Class A4
5.07%, 06/15/2013	5,400	5,679
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.41%, 04/16/2012	1,750	1,800
World Omni Auto Receivables Trust
Series 2006-B, Class A4
5.12%, 06/15/2012	3,922	4,035

Total Asset-Backed Securities (cost $98,823)		99,440

CORPORATE DEBT SECURITIES - 30.8%
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.88%, 04/01/2014	950	996
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets - 4.5%
Bank of New York Mellon Corp.
4.30%, 05/15/2014	$3,980	$4,215
Goldman Sachs Group, Inc.
6.88%, 01/15/2011	2,800	2,973
Goldman Sachs Group, Inc. — Series MTNB
0.96%, 10/07/2011 *	4,000	3,949
Morgan Stanley
6.00%, 05/13/2014	6,100	6,494
Chemicals - 0.5%
Praxair, Inc.
3.95%, 06/01/2013	1,855	1,937
Commercial Banks - 4.3%
Citibank NA
1.38%, 08/10/2011	3,875	3,889
Credit Suisse/ New York NY
5.50%, 05/01/2014	4,230	4,545
Fifth Third Bank
4.20%, 02/23/2010	3,150	3,175
Wells Fargo & Co.
3.75%, 10/01/2014	2,000	1,990
Wells Fargo Bank NA — Series BKNT
6.45%, 02/01/2011	3,000	3,160
Diversified Financial Services - 10.8%
Bank of America Corp.
2.38%, 06/22/2012	2,500	2,549
7.38%, 05/15/2014	935	1,040
Caterpillar Financial Services Corp.
4.30%, 06/01/2010	1,500	1,538
Citigroup, Inc.
5.10%, 09/29/2011	3,475	3,573
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,459
General Electric Capital Corp. — Series MTNG
3.00%, 12/09/2011	1,015	1,050
General Electric Capital Corp. — Series MTNA
5.88%, 02/15/2012	5,750	6,123
GMAC, Inc.
2.20%, 12/19/2012	4,700	4,750
HSBC Finance Corp.
8.00%, 07/15/2010	2,235	2,337
International Lease Finance Corp. — Series MTNQ
5.75%, 06/15/2011	5,420	4,938
JPMorgan Chase & Co.
4.65%, 06/01/2014	5,610	5,852
NYSE Euronext
4.80%, 06/28/2013	3,670	3,899
SLM Corp. — Series CPI-MTNA
4.50%, 07/26/2010	2,000	1,943
Diversified Telecommunication Services - 2.4%
BellSouth Corp.
6.00%, 10/15/2011	5,925	6,398
Verizon Wireless Capital LLC
3.75%, 05/20/2011 -144A	2,825	2,915
Food & Staples Retailing - 1.2%
CVS Caremark Corp.
1.80%, 09/10/2010 *	1,525	1,542
5.75%, 08/15/2011	2,950	3,154
Household Products - 0.9%
Clorox Co.
4.20%, 01/15/2010	3,455	3,489
Insurance - 2.5%
Metropolitan Life Global Funding I
2.88%, 09/17/2012 -144A	430	428
5.75%, 07/25/2011 -144A	6,000	6,341
Principal Life Income Funding Trusts
5.20%, 11/15/2010	3,115	3,129
Multiline Retail - 0.8%
Target Corp.
10.00%, 01/01/2011	2,895	3,119
Office Electronics - 0.8%
Xerox Corp.
5.50%, 05/15/2012	3,005	3,151
Oil, Gas & Consumable Fuels - 0.9%
Shell International Finance BV
1.30%, 09/22/2011	3,525	3,535
Real Estate Investment Trusts - 0.9%
Boston Properties, Inc.
6.25%, 01/15/2013	3,190	3,312

Total Corporate Debt Securities (cost $117,483)		119,887

REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $7,451 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $7,605).	7,451	7,451

Total Repurchase Agreement (cost $7,451)

Total Investment Securities (cost $383,875) #		388,276
Other Assets and Liabilities — Net		614

Net Assets		$388,890

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

#	Aggregate cost for federal income tax purposes is $383,875. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,228 and $3,827, respectively. Net unrealized appreciation for tax purposes is $4,401.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $31,091, or 7.99%, of the Fund’s net assets.

FHLB	Federal Home Loan Bank
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Asset-Backed Security	$—	$96,422	$3,018	$99,440
Fixed Income — Consumer Discretionary	—	3,119	—	3,119
Fixed Income — Consumer Staples	—	8,185	—	8,185
Fixed Income — Energy	—	3,535	—	3,535
Fixed Income — Financials	—	89,651	—	89,651
Fixed Income — Industrials	—	996	—	996
Fixed Income — Information Technology	—	3,151	—	3,151
Fixed Income — Materials	—	1,937	—	1,937
Fixed Income — Mortgage-Backed Security	—	48,963	—	48,963
Fixed Income — Telecommunication Services	—	9,313	—	9,313
Fixed Income — U.S. Government Agency Obligation	—	79,475	—	79,475
Fixed Income — U.S. Government Obligation	—	33,060	—	33,060
Cash & Cash Equivalent — Repurchase Agreement	—	7,451	—	7,451

Total	$—	$385,258	$3,018	$388,276

Level 3 Roll-forward

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	12/31/2008	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	9/30/2009
Fixed Income - Asset-Backed Security	$—	$(1,852)	$—	$20	$(230)	$5,080	$3,018

Total	$—	$(1,852)	$—	$20	$(230)	$5,080	$3,018

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 91.4%
U.S. Treasury Inflation Indexed Bond, TIPS
1.75%, 01/15/2028	$11,652	$11,164
2.00%, 01/15/2026	21,864	21,816
2.38%, 01/15/2025 - 01/15/2027	37,673	39,523
2.50%, 01/15/2029	7,884	8,473
3.38%, 04/15/2032	904	1,116
3.63%, 04/15/2028	6,138	7,589
3.88%, 04/15/2029	20,384	26,245
U.S. Treasury Inflation Indexed Note, TIPS
0.63%, 04/15/2013	856	854
1.38%, 07/15/2018	20,174	19,972
1.63%, 01/15/2015 - 01/15/2018	20,070	20,328
1.88%, 07/15/2013 - 07/15/2019	32,484	33,530
2.00%, 04/15/2012 - 01/15/2016	65,042	67,460
2.13%, 01/15/2019 Y	14,444	15,167
2.38%, 01/15/2017	12,906	13,733
2.50%, 07/15/2016 Yδ	12,056	12,922
2.63%, 07/15/2017	3,117	3,384
3.00%, 07/15/2012	5,438	5,781
3.38%, 01/15/2012	7,120	7,571
U.S. Treasury Note
3.63%, 08/15/2019	11,005	11,296
4.00%, 08/15/2018	2,885	3,046

Total U.S. Government Obligations (cost $326,585)		330,970

MORTGAGE-BACKED SECURITIES - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3, Class A2A
0.38%, 03/25/2037 *	138	104
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041	695	692

Total Mortgage-Backed Securities (cost $794)		796

CORPORATE DEBT SECURITIES - 0.3%
Diversified Financial Services - 0.3%
Bear Stearns Cos., LLC — Series CPI
0.37%, 03/10/2014 *	649	618
International Bank For Reconstruction & Development — Series CPI
5.99%, 12/10/2013 *	315	303

Total Corporate Debt Securities (cost $903)		921

STRUCTURED NOTE DEBT - 0.1%
Diversified Financial Services - 0.1%
SLM Corp.- Series CPI
0.69%, 01/31/2014 *	900	536

Total Structured Note Debt (cost $812)
REPURCHASE AGREEMENT - 9.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $35,744 on 10/01/2009 (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $36,459)	35,744	35,744

Total Repurchase Agreement (cost $35,744)

Total Investment Securities (cost $364,838) #		368,967
Other Assets and Liabilities — Net		(6,848)

Net Assets		$362,119

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

		Pay/Receivable Floating
Description	Floating Rate Index	Rate	Exercise Rate	Expiration Date	Notional Amount	Value

Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.96%	03/22/2010	$(13,500)	$(624)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.19	06/25/2010	(14,700)	(882)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.26	08/24/2010	(9,600)	(613)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.19	06/25/2010	(14,700)	(399)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.96	03/22/2010	(13,500)	(310)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.26	08/24/2010	(9,600)	(296)

Total Written Swaption (Premium $3,360)						$(3,124)

INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

							Upfront	Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-month USD-LIBOR	2.43%	04/09/2014	GSB	—	$7,800	$(57))	$—	$(57)
3-month USD-LIBOR	3.89%	06/05/2019	GSB	—	12,500	(638)	—	(638)

						$(695)	$—	$(695)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

							Upfront	Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-month USD-LIBOR	1.60%	02/04/2011	DUB	—	$20,200	$232	$—	$232
3-month USD-LIBOR	1.41%	06/08/2011	DUB	—	55,300	536	—	536

						$768	$—	$768

FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts Γ	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	217	12/21/2009	$265
2-Year U.S. Treasury Note	(500)	12/31/2009	(520)
30-Year U.S. Treasury Bond	(65)	12/21/2009	(73)
5-Year U.S. Treasury Note	216	12/31/2009	227

			$(101)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: Ф

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Euro	2,600	11/30/2009	$23
Sell	Japanese Yen	(342,625)	11/30/2009	(37)
Buy	Japanese Yen	180,317	11/30/2009	4
Sell	Euro	(1,370)	11/30/2009	♦
Buy	Japanese Yen	161,738	11/30/2009	11
Sell	Euro	(1,230)	11/30/2009	(8)

				(7)

FORWARD FOREIGN CURRENCY CONTRACTS: Ф

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Japanese Yen	570	11/30/2009	$(6)	$ ♦

$ ♦

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

γ	All or a portion is segregated as collateral for swap contracts and/or for swaptions.

δ	All or a portion is segregated as initial margin for futures contracts.

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

#	Aggregate cost for federal income tax purposes is $364,838. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,895 and $1,766, respectively. Net unrealized appreciation for tax purposes is $4,129.

Ф	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.

♦	Value is less than $1.

Γ	Contract amounts are not in thousands.
DEFINITIONS:
DUB    Deutsche Bank AG
GSB    Goldman Sachs Bank USA
LIBOR London Interbank Offered Rates
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Asset-Backed Security	$—	$104	$—	$104
Fixed Income — Financials	—	1,457	—	1,457
Fixed Income — Mortgage-Backed Security	—	692	—	692
Fixed Income — U.S. Government Obligation	—	330,970	—	330,970
Cash & Cash Equivalent — Repurchase Agreement	—	35,744	—	35,744

Total	$—	$368,967	$—	$368,967

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$(101)	$—	$(101)
Interest Rate Swap	—	73	—	73
Written Swaption	—	234	—	234
Forward Foreign Currency Contracts	—	(7)	—	(7)

Total	$—	$199	$—	$199

*	Other financial instruments are valued at unrealized appreciation (depreciation).
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 7.2%
U.S. Treasury Note
1.00%, 09/30/2011		$5,145	$5,149
3.00%, 09/30/2016		98,360	98,752

Total U.S. Government Obligations (cost $103,862)			103,901

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.9%
Fannie Mae
4.50%, 04/01/2039 - 09/01/2039		51,643	52,380
4.63%, 05/01/2013 γ		10,200	10,751
5.00%, 01/01/2023 - 02/01/2024		34,914	36,775
5.25%, 08/01/2012		4,100	4,382
5.50%, 07/01/2014 - 09/01/2038 γ		60,014	63,307
6.00%, 07/01/2020 - 03/01/2038 γ		59,569	63,346
7.00%, 01/01/2015 - 10/01/2016		283	306
Fannie Mae, Series 2006-42, Class JG
0.76%, 06/25/2036 *		86	84
Fannie Mae, TBA
4.00%, 10/01/2039		9,200	9,108
4.50%, 10/01/2024 - 10/01/2039		99,900	101,274
5.00%, 10/01/2024 - 10/01/2039		50,700	52,764
5.50%, 10/01/2024 - 10/01/2039		56,900	59,573
6.00%, 10/01/2024 - 10/01/2039		29,900	31,574
6.50%, 11/01/2039		11,100	11,822
Farmer Mac Guaranteed Notes Trust 2006-2
5.50%, 07/15/2011 -144A		45,175	48,206
Federal Agricultural Mortgage Corp.
3.88%, 08/19/2011		20,230	21,258
Freddie Mac
1.75%, 06/15/2012		5,700	5,730
4.00%, 04/01/2010		1,365	1,379
4.35%, 04/01/2035 *		2,553	2,635
4.75%, 06/28/2012 - 09/01/2035 *δ		25,376	27,190
5.00%, 02/01/2022 - 03/01/2035		8,362	8,813
5.38%, 05/15/2019		10,865	11,915
5.50%, 06/15/2015 - 10/01/2017		5,590	6,002
5.63%, 06/13/2016		9,195	9,281
6.00%, 02/01/2013 - 05/01/2031		3,991	4,262
Freddie Mac, TBA
5.00%, 10/01/2024 - 10/01/2039		11,900	12,457
5.50%, 10/01/2039		600	628
Ginnie Mae
6.50%, 12/20/2031		70	75
Ginnie Mae, TBA
5.00%, 10/01/2039		41,400	42,836
Resolution Funding Corp. - Strip
Zero Coupon, 07/15/2018-10/15/2018 §		2,400	1,686
Tennessee Valley Authority
5.25%, 09/15/2039		7,230	7,629

Total U.S. Government Agency Obligations (cost $693,525)			709,428

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Israel Government AID Bond
5.50%, 09/18/2023		9,700	10,530
Province of Ontario Canada
4.10%, 06/16/2014		5,715	6,042
United Kingdom Gilt
4.25%, 12/07/2049	GBP	2,645	4,371

Total Foreign Government Obligations (cost $19,781)			$20,943

MORTGAGE-BACKED SECURITIES - 21.0%
Banc of America Alternative Loan Trust
Series 2004-7, Class 4A1
5.00%, 08/25/2019		2,751	2,609
Banc of America Commercial Mortgage, Inc.
Series 2001-1, Class A2
6.50%, 04/15/2036		6,938	7,178
Series 2002-2, Class A3
5.12%, 07/11/2043		16,715	17,287
Series 2002-PB2, Class A4
6.19%, 06/11/2035		11,170	11,752
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.47%, 11/25/2034 *		3,738	3,031
Series 2005-1, Class 4A1
5.35%, 03/25/2035 *		3,876	2,743
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A1
6.08%, 02/15/2035		146	146
Chase Commercial Mortgage Securities Corp.
Series 2000-3, Class A2
7.32%, 10/15/2032		3,032	3,135
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049		1,585	1,432
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3, Class A2A
0.38%, 03/25/2037 *		2,052	1,544
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/2049		1,038	867
Countrywide Alternative Loan Trust
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035		5,592	4,451
Series 2006-OA21, Class A1
0.46%, 03/20/2047 *		5,389	2,725
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037		5,063	3,169
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2006-OA5, Class 2A1
0.47%, 04/25/2036 *		2,274	1,080
Series 2007-16, Class A1
6.50%, 10/25/2037		7,084	5,800
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKS4, Class A2
5.18%, 11/15/2036		10,280	10,593
Series 2003-C3, Class A5
3.94%, 05/15/2038		14,005	13,784
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2006-OA1, Class A1
0.47%, 02/25/2047 *		3,739	1,803
DLJ Commercial Mortgage Corp.
Series 2000-CKP1, Class A1B
7.18%, 11/10/2033		3,861	3,976
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 21.0% (continued)
First Union National Bank Commercial Mortgage
Series 2001-C2, Class A2
6.66%, 01/12/2043	$11,966	$12,513
GE Capital Commercial Mortgage Corp.
Series 2002-1A, Class A3
6.27%, 12/10/2035	10,380	11,009
Series 2002-2A, Class A3
5.35%, 08/11/2036	11,875	12,280
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A4
4.76%, 06/10/2036	3,330	3,354
Series 2005-GG3, Class A3
4.57%, 08/10/2042	11,200	11,105
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175	2,977
GSR Mortgage Loan Trust
Series 2004-9, Class 3A1
3.67%, 08/25/2034 *	2,228	1,955
Series 2005-AR1, Class 2A1
4.91%, 01/25/2035 *	2,503	1,964
Series 2005-AR4, Class 6A1
5.25%, 07/25/2035	7,132	6,355
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A
0.61%, 09/19/2035 *	598	320
Series 2006-11, Class A1A
0.45%, 12/19/2036 *	8,074	3,926
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.86%, 09/25/2036 *	3,881	2,597
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1, Class A3
5.86%, 10/12/2035	10,490	11,047
Series 2001-CIB2, Class A3
6.43%, 04/15/2035	6,650	6,862
Series 2001-CIBC, Class A3
6.26%, 03/15/2033	8,496	8,771
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 -144A	1,724	1,601
JPMorgan Mortgage Trust
Series 2006-S2, Class 2A2
5.88%, 07/25/2036	1,279	1,170
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	4,037	3,005
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	1,099	931
Series 2007-S1, Class 2A22
5.75%, 03/25/2037	3,464	2,756
Series 2007-S2, Class 1A15
6.75%, 06/25/2037	4,255	3,362
LB-UBS Commercial Mortgage Trust
Series 2000-C3, Class A2
7.95%, 05/15/2025	7,432	7,491
Series 2000-C4, Class A2
7.37%, 08/15/2026	4,560	4,660
Series 2003-C7, Class A3
4.56%, 09/15/2027	7,395	7,490
Series 2004-C8, Class A4
4.51%, 12/15/2029	9,100	8,884
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658	7,837
Series 2007-C7, Class A2
5.59%, 09/15/2045	11,842	11,901
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A3, Class 3A1
5.80%, 05/25/2036 *	8,021	4,473
Popular Mortgage Pass-Through Trust
Series 2006-D, Class A1
0.33%, 11/25/2046 *	1,944	1,865
Residential Asset Securitization Trust
Series 2005-A14, Class A4
5.50%, 12/25/2035	5,937	5,298
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2, Class A3
6.50%, 10/13/2011	8,265	8,730
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-3, Class 3A1
5.41%, 04/25/2037 *	4,382	2,968
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.10%, 02/15/2051 *	12,475	10,272
WaMu Commercial Mortgage Securities Trust
Series 2005-C1A, Class A2
5.15%, 05/25/2036 -144A	5,100	5,192
WaMu Mortgage Pass Through Certificates
Series 2007-HY1, Class 1A1
5.67%, 02/25/2037 *	6,050	3,861
Series 2007-OA4, Class 1A
1.82%, 05/25/2047 *	2,710	1,310
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A9
5.50%, 03/25/2036	4,195	3,664
Series 2006-AR4, Class 2A4
5.78%, 04/25/2036 *	400	295

Total Mortgage-Backed Securities (cost $325,728)		305,156

ASSET-BACKED SECURITIES - 6.9%
AmeriCredit Automobile Receivables Trust
Series 2008-2, Class A2
4.25%, 08/06/2012 *	6,945	7,114
Bank of America Auto Trust
Series 2009-2A, Class A2
1.16%, 02/15/2012 -144A	9,630	9,558
Chase Issuance Trust
Series 2009-A7, Class A7
0.69%, 09/17/2012 *	13,965	13,965
DT Auto Owner Trust
Series 2007-A, Class A3
5.60%, 03/15/2013 -144A	4,838	4,888
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 6.9% (continued)
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A4
5.22%, 11/15/2011	$10,883	$11,056
Series 2009-A, Class A2
2.94%, 07/15/2011	8,995	9,109
SLM Student Loan Trust
Series 2005-4, Class A2
0.58%, 04/26/2021 *	4,185	4,148
Series 2008-5, Class A2
1.60%, 10/25/2016 *	18,210	18,508
Series 2008-5, Class A3
1.80%, 01/25/2018 *	4,600	4,711
Series 2008-5, Class A4
2.20%, 07/25/2023 *	12,410	12,856
Small Business Administration
Series 2002-P10B, Class 1
5.20%, 08/10/2012	615	641
Series 2004-P10A, Class 1
4.50%, 02/10/2014	912	938
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 -144A	3,370	3,337

Total Asset-Backed Securities (cost $99,472)		100,829

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.8%
Metropolitan Transportation Authority Dedicated Tax Funding Build America Bonds, Revenue Bonds
7.34%, 11/15/2039	3,135	3,875
New York State Dormitory Authority, Revenue Bond
5.63%, 03/15/2039	2,300	2,417
Port Authority of New York & New Jersey, Revenue Bonds
6.04%, 12/01/2029	1,825	1,987
State of California, General Obligation Bond
5.45%, 04/01/2015	11,550	12,072
Texas State Authority, General Obligation Bond
5.52%, 04/01/2039	5,520	5,871

Total Municipal Government Obligations (cost $24,397)		26,222

CORPORATE DEBT SECURITIES - 27.9%
Aerospace & Defense - 0.0%
L-3 Communications Corp.
5.88%, 01/15/2015	470	467
6.38%, 10/15/2015	155	157
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
6.20%, 01/15/2038	2,495	2,915
Capital Markets - 1.9%
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	4,315	4,581
Lehman Brothers Holdings, Inc.
6.50%, 07/19/2017 Џ	2,250	♦
6.75%, 12/28/2017 Џ	2,005	♦
Morgan Stanley - Series MTNF
0.79%, 01/09/2012 *	19,360	18,843
5.63%, 09/23/2019	2,825	2,778
6.25%, 08/28/2017	565	588
Morgan Stanley
6.75%, 04/15/2011	425	453
Chemicals - 0.4%
Huntsman International LLC
7.38%, 01/01/2015	755	685
7.88%, 11/15/2014	2,815	2,624
Nova Chemicals Corp.
4.54%, 11/15/2013 *	1,400	1,236
6.50%, 01/15/2012	230	225
Commercial Banks - 0.4%
Landwirtschaftliche Rentenbank
4.13%, 07/15/2013	530	558
Landwirtschaftliche Rentenbank - Series EMTN
4.00%, 02/02/2015	1,060	1,103
4.38%, 01/15/2013	1,165	1,237
5.25%, 07/02/2012	1,820	1,984
Royal Bank of Scotland PLC
2.63%, 05/11/2012 -144A	1,375	1,395
Commercial Services & Supplies - 0.2%
Board of Trustees of The Leland Stanford Junior University
4.25%, 05/01/2016	2,190	2,277
Containers & Packaging - 0.2%
Ball Corp.
7.13%, 09/01/2016	1,200	1,224
7.38%, 09/01/2019	1,200	1,218
Diversified Financial Services - 10.9%
AES Ironwood LLC
8.86%, 11/30/2025	312	287
AES Red Oak LLC - Series B
9.20%, 11/30/2029	235	217
Bank of America Corp.
6.00%, 09/01/2017	2,130	2,155
Bear Stearns Cos., LLC - Series MTN
4.55%, 06/23/2010	1,000	1,027
Belvoir Land LLC
5.40%, 12/15/2047 -144A	2,875	1,969
BP Capital Markets PLC
3.13%, 03/10/2012	6,755	6,978
Citigroup Funding, Inc.
1.88%, 10/22/2012	11,900	11,925
2.13%, 07/12/2012	6,710	6,784
Eksportfinans ASA
5.50%, 05/25/2016	5,075	5,482
General Electric Capital Corp. - Series MTNG
2.00%, 09/28/2012	7,600	7,642
2.25%, 03/12/2012	7,600	7,737
2.63%, 12/28/2012	10,200	10,450
General Electric Capital Corp.
2.13%, 12/21/2012	16,600	16,751
5.00%, 11/15/2011	14,675	15,446
Icahn Enterprises LP
7.13%, 02/15/2013	4,045	3,893
8.13%, 06/01/2012	300	297
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services - 10.9% (continued)
Japan Finance Corp.
2.00%, 06/24/2011	$4,175	$4,220
JPMorgan Chase & Co.
2.20%, 06/15/2012	12,600	12,816
6.00%, 10/01/2017	1,945	2,046
7.00%, 11/15/2009	1,100	1,106
7.90%, 04/30/2018 ▪ Ž	5,655	5,430
JPMorgan Chase Bank NA - Series BKNT
6.00%, 07/05/2017	7,750	8,140
Private Export Funding Corp. - Series Y
3.55%, 04/15/2013	18,175	19,119
SLM Corp. - Series MTNA
4.00%, 01/15/2010	2,370	2,355
5.40%, 10/25/2011	3,365	3,105
Diversified Telecommunication Services - 3.7%
AT&T, Inc.
6.50%, 09/01/2037	10,025	10,772
Cincinnati Bell, Inc.
7.25%, 07/15/2013	810	822
Frontier Communications Corp.
6.25%, 01/15/2013	570	559
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	375	370
Qwest Communications International, Inc.
7.50%, 02/15/2014	1,375	1,358
Qwest Corp.
3.55%, 06/15/2013 *	675	631
8.88%, 03/15/2012	495	521
Telecom Italia Capital SA
5.25%, 10/01/2015	1,725	1,786
Telefonica Emisiones SAU
4.95%, 01/15/2015	4,850	5,145
6.42%, 06/20/2016	75	84
Telefonica Europe BV
7.75%, 09/15/2010	850	899
Verizon Communications, Inc.
8.75%, 11/01/2018	6,700	8,370
Verizon Maryland, Inc. - Series B
5.13%, 06/15/2033	215	183
Verizon New England, Inc.
7.88%, 11/15/2029	2,350	2,667
Verizon New Jersey, Inc.
7.85%, 11/15/2029	970	1,075
Verizon Wireless Capital LLC
3.75%, 05/20/2011 -144A	14,580	15,042
Vodafone Group PLC
5.00%, 12/16/2013	1,470	1,568
Windstream Corp.
8.13%, 08/01/2013	1,375	1,413
8.63%, 08/01/2016	1,220	1,247
Electric Utilities - 0.2%
Elwood Energy LLC
8.16%, 07/05/2026	225	198
Florida Power & Light Co.
5.63%, 04/01/2034	1,000	1,080
Florida Power Corp.
6.40%, 06/15/2038	1,700	2,012
Homer City Funding LLC
8.73%, 10/01/2026	81	77
Energy Equipment & Services - 0.1%
Texas Competitive Electric Holdings Co. LLC - Series B
10.25%, 11/01/2015	2,487	1,791
Food Products - 0.7%
Kraft Foods, Inc.
6.13%, 02/01/2018	4,375	4,636
6.50%, 08/11/2017	4,792	5,184
Health Care Providers & Services - 0.6%
Roche Holdings, Inc.
2.39%, 02/25/2011 -144A *	1,575	1,618
5.00%, 03/01/2014 -144A	7,050	7,622
Hotels, Restaurants & Leisure - 0.0%
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 -144A	808	642
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.
7.38%, 02/01/2016	560	542
Insurance - 1.5%
Chubb Corp.
6.38%, 03/29/2067 *	3,800	3,420
MetLife Global Funding I
2.88%, 09/17/2012 -144A	1,525	1,519
5.13%, 04/10/2013 -144A	6,550	6,791
MetLife, Inc.
6.40%, 12/15/2036 ▪	4,455	3,764
Progressive Corp.
6.70%, 06/15/2037 ▪	3,595	3,091
Travelers Cos., Inc.
6.25%, 03/15/2037 ▪	4,125	3,627
Internet & Catalog Retail - 0.4%
Expedia, Inc.
7.46%, 08/15/2018	5,565	5,899
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc.
6.13%, 12/15/2014	530	515
Media - 1.9%
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/2013	5,279	6,131
Comcast Cable Communications LLC
6.75%, 01/30/2011	1,800	1,914
Comcast Corp.
6.95%, 08/15/2037	2,935	3,276
7.05%, 03/15/2033	965	1,094
COX Communications, Inc.
7.75%, 11/01/2010	465	492
8.38%, 03/01/2039 -144A	3,525	4,348
News America, Inc.
7.28%, 06/30/2028	260	266
7.63%, 11/30/2028	1,070	1,110
TCI Communications, Inc.
7.13%, 02/15/2028	1,675	1,811
Time Warner Cable, Inc.
6.20%, 07/01/2013	4,030	4,390
Time Warner Cos., Inc.
7.57%, 02/01/2024	1,910	2,076
Metals & Mining - 0.1%
Aleris International, Inc.
9.00%, 12/15/2014 -144A Ώ Џ	560	1
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

Metals & Mining - 0.1% (continued)
ArcelorMittal USA Partnership
9.75%, 04/01/2014	$1,999	$2,094
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	725	706
5.75%, 07/15/2014	730	686
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. — Series B
7.25%, 09/01/2010	2,735	2,807
Oil, Gas & Consumable Fuels - 2.3%
Arch Western Finance LLC
6.75%, 07/01/2013	2,965	2,917
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	2,000	2,131
Cenovus Energy, Inc.
6.75%, 11/15/2039 -144A	2,500	2,694
ConocoPhillips
4.60%, 01/15/2015	8,395	8,959
Consolidated Natural Gas Co. — Series A
5.00%, 03/01/2014	1,425	1,501
El Paso Natural Gas Co.
8.63%, 01/15/2022	365	443
Enterprise Products Operating LLC
4.95%, 06/01/2010	2,600	2,641
Kinder Morgan, Inc.
6.50%, 09/01/2012	920	945
Shell International Finance BV
4.00%, 03/21/2014	7,700	8,088
Tennessee Gas Pipeline Co.
7.00%, 10/15/2028	665	709
XTO Energy, Inc.
6.75%, 08/01/2037	1,700	1,891
Paper & Forest Products - 0.0%
Catalyst Paper Corp. — Series D
8.63%, 06/15/2011	400	276
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.
6.88%, 08/01/2097	600	698
Eli Lilly & Co.
3.55%, 03/06/2012	3,235	3,388
Merck & Co., Inc.
4.00%, 06/30/2015	4,805	5,049
Pfizer, Inc.
5.35%, 03/15/2015	6,710	7,430
Wyeth
6.00%, 02/15/2036	1,580	1,753
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.
5.65%, 09/15/2011	1,250	863
Road & Rail - 0.0%
Hertz Corp.
8.88%, 01/01/2014	675	682
Software - 0.3%
First Data Corp.
9.88%, 09/24/2015	750	693
Oracle Corp.
5.75%, 04/15/2018	2,980	3,283
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
6.38%, 03/01/2035	625	651
Rogers Communications, Inc
7.50%, 03/15/2015	890	1,027
Vodafone Group PLC
5.00%, 09/15/2015	500	528

Total Corporate Debt Securities (cost $395,559)		404,907

	Contracts Γ	Value

PURCHASED SWAPTIONS - 0.4%
Call Options - 0.2%
If exercised the Series receives 1.92%, and pays floating 3 month LIBOR, European Style Expires 09/02/2010	109,300,000	$577
If exercised the Series receives 1.95%, and pays floating 3 month LIBOR, European Style Expires 09/03/2010	109,300,000	596
If exercised the Series receives 2.37%, and pays floating 3 month LIBOR, European Style Expires 11/16/2009	34,100,000	1
If exercised the Series receives 2.75%, and pays floating 3 month LIBOR, European Style Expires 11/09/2009	41,500,000	16
If exercised the Series receives 2.75%, and pays floating 3 month LIBOR, European Style Expires 11/30/2009	78,800,000	263
If exercised the Series receives 2.75%, and pays floating 3 month LIBOR, European Style Expires 12/17/2009	60,000,000	251
If exercised the Series receives 3.40%, and pays floating 3 month LIBOR, European Style Expires 04/08/2010	39,500,000	845
Put Options - 0.2%
If exercised the Series receives floating 3 month LIBOR, and pays 1.92%, European Style Expires 09/02/2010	109,300,000	544
If exercised the Series receives floating 3 month LIBOR, and pays 1.95%, European Style Expires 09/03/2010	109,300,000	535

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Contracts Γ	Value

Put Options - 0.2% (continued)
If exercised the Series receives floating 3 month LIBOR, and pays 3.40%, European Style Expires 04/08/2010	39,500,000	$1,817

Total Purchased Options (cost $6,965)		5,445

	Principal	Value

Preferred Corporate Debt Security - 1.6%
Capital Markets - 0.2%
Goldman Sachs Capital II
5.79%, 06/01/2012 ■ Ž	$3,230	2,326
Commercial Banks - 0.1%
Barclays Bank PLC
7.43%, 12/15/2017 -144A Ž	2,245	1,964
Diversified Financial Services - 1.2%
Credit Suisse
5.86%, 05/15/2017 * Ž	6,885	5,233
General Electric Capital Corp.
6.38%, 11/15/2067 ■	4,080	3,376
JPMorgan Chase Capital XXV, Series Y
6.80%, 10/01/2037	5,795	5,833
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 11/29/2049 ■ Ž Џ	1,015	t
ZFS Finance USA Trust I
6.50%, 05/09/2037 -144A ■	729	590
Insurance - 0.2%
Lincoln National Corp.
7.00%, 05/17/2066 ■	2,350	1,680
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 ■	2,150	1,519

Total Preferred Corporate Debt Security (cost $28,587)		22,521

REPURCHASE AGREEMENT - 0.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,947 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $1,989).	1,947	1,947
Total Repurchase Agreement (cost $1,947)

Total Investment Securities (cost $1,699,823) #		1,701,299
Other Assets and Liabilities — Net		(249,825)

Net Assets		$1,451,474

SECURITIES SOLD SHORT - (10.0%)
Fannie Mae, TBA
5.00%, due 10/01/2024 - 11/01/2024	(35,600)	(37,313)
6.00%, due 10/01/2039	(83,200)	(87,776)
Freddie Mac, TBA
5.00%, due 10/01/2024	(14,800)	(15,531)
6.00%, due 10/01/2024 - 10/01/2039	(3,900)	(4,131)

Total Securities Sold Short (proceeds $143,032)		$(144,751)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receivable	Exercise	Expiration
Description	Index	Floating Rate	Rate	Date	Notional Amount	Value

Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.14%	04/01/2010	$(35,000)	$(448)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.58	01/08/2010	(48,100)	(1,153)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.65	03/29/2010	(15,000)	(466)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.86	03/22/2010	(24,600)	(1,006)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.88	03/22/2010	(20,700)	(868)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.96	03/22/2010	(18,800)	(869)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.07	09/23/2010	(24,900)	(975)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.08	09/24/2010	(37,300)	(2,021)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.12	08/27/2010	(12,700)	(715)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.13	09/08/2010	(20,000)	(1,132)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.31	06/03/2010	(25,000)	(1,669)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.35	06/03/2010	(35,000)	(2,421)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.80	06/11/2010	(25,200)	(2,469)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.88	05/04/2010	(35,600)	(3,720)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.14	04/01/2010	(35,000)	(2,059)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.65	03/29/2010	(15,000)	(512)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.86	03/22/2010	(24,600)	(638)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.88	03/22/2010	(20,700)	(524)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.96	03/22/2010	(18,800)	(432)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.07	09/23/2010	(24,900)	(1,330)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.08	01/08/2010	(48,100)	(504)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.08	09/24/2010	(37,300)	(1,447)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.12	08/27/2010	(12,700)	(445)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.13	09/08/2010	(20,000)	(719)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.31	06/03/2010	(25,000)	(553)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.35	06/03/2010	(35,000)	(743)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.80	06/11/2010	(25,200)	(347)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.88	05/04/2010	(35,600)	(353)

Total Written Swaptions (Premium $31,750)						$(30,538)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
Swap Agreements:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
				Credit
				Spread			Upfront	Unrealized
	Fixed Deal	Maturity		(BPS) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	09/30/2009 (2)	Amount (3)	Value	Paid(Received)	(Depreciation)

Expedia, Inc., 7.46%, 08/15/2018	5.00%	09/20/2013	CBK	117.07	$840	$(122)	$—	$(122)
Expedia, Inc., 7.46%, 08/15/2018	5.18%	09/20/2013	GSB	117.07	2,200	(335)	—	(335)
Expedia, Inc., 7.46%, 08/15/2018	5.00%	09/20/2013	CBK	117.07	2,525	(367)	—	(367)
First Data Corp., 9.88%, 09/24/2015	5.00%	12/20/2015	GSB	681.45	750	61	194	(133)
Hertz Corp., 8.88%, 01/01/2014	5.00%	03/20/2014	GSB	490.20	675	(3)	200	(203)
Huntsman International LLC, 7.38%, 01/01/2015	5.00%	12/20/2014	GSB	620.53	1,500	71	598	(527)
Huntsman International LLC, 7.38%, 01/01/2015	5.00%	12/20/2014	GSB	620.53	1,315	62	490	(428)
Huntsman International LLC, 7.38%, 01/01/2015	5.00%	03/20/2015	GSB	616.89	755	36	239	(203)
iStar Financial, Inc., 5.95%, 10/15/2013	5.00%	09/20/2011	MYC	2,176.15	625	155	157	(2)
iStar Financial, Inc., 5.95%, 10/15/2013	5.00%	09/20/2011	MYC	2,176.15	625	155	155	—
Knight, Inc., 6.50%, 09/01/2012	1.00%	09/20/2012	MYC	129.53	920	8	10	(2)
Macy’s Retail Holdings, Inc., 7.45%, 07/15/2017	8.00%	06/20/2012	MYC	253.98	725	(103)	—	(103)
Macy’s Retail Holdings, Inc., 7.45%, 07/15/2017	1.00%	09/20/2014	MYC	280.32	730	57	35	22
Nova Chemicals Corp., 4.54%, 11/15/2013**	5.00%	03/20/2012	CBK	322.59	230	(10)	(3)	(7)
Nova Chemicals Corp., 4.54%, 11/15/2013**	5.00%	12/20/2013	GSB	366.20	1,400	(72)	23	(95)
Westvaco Corp., 7.95%, 02/15/2031	1.20%	06/20/2012	DUB	51.26	3,435	(65)	—	(65)

						$(472)	$2,098	$(2,570)

INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

							Upfront	Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-month USD-LIBOR	2.25%	12/19/2012	DUB	—	$19,765	$(307)	$—	$(307)
3-month USD-LIBOR	2.85%	08/20/2014	DUB	—	17,600	(241)	—	(241)
3-month USD-LIBOR	2.80%	09/03/2014	MYC	—	17,700	(177)	—	(177)
3-month USD-LIBOR	4.08%	06/22/2019	MYC	—	5,900	(389)	—	(389)
3-month USD-LIBOR	3.43%	10/01/2019	DUB	—	8,200	19	—	19
3-month USD-LIBOR	4.35%	07/31/2039	MYC	—	15,000	(1,242)	—	(1,242)

						$(2,337)	$—	$(2,337)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

							Upfront	Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-month USD-LIBOR	1.54%	01/16/2012	MYC	—	$16,000	$55	$—	$55
3-month USD-LIBOR	5.27%	08/06/2012	CBK	—	74,800	7,779	—	7,779
3-month USD-LIBOR	3.31%	08/11/2014	DUB	—	35,000	1,264	—	1,264
3-month USD-LIBOR	3.50%	09/04/2019	CBK	—	15,800	99	—	99
3-month USD-LIBOR	4.06%	09/29/2039	MYC	—	2,800	67	—	67

						$9,264	$—	$9,264

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts Γ	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	399	12/21/2009	$87
2-Year U.S. Treasury Note	(85)	12/31/2009	(117)
30-Year U.S. Treasury Bond	211	12/21/2009	481
5-Year U.S. Treasury Note	1,711	12/31/2009	725
U.K. Long Gilt Bond	28	12/29/2009	40

			$1,216

FORWARD FOREIGN CURRENCY CONTRACTS: Ф

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

United Kingdom Pound	(5,821)	10/28/2009	$(9,514)	$213

NOTES TO SCHEDULE OF INVESTMENTS:

γ	All or a portion is segregated as collateral for swap contracts and/or for swaptions.

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

δ	All or a portion is segregated as initial margin for futures contracts.

§	Illiquid. These securities aggregated $1,686, or 0.12%, of the Fund’s net assets.

Џ	In default.

♦	Value and/or principal is less than $1.

Ž	The security has a perpetual maturity. The date shown is the next call date.

■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Γ	Contract Amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $1,699,823. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,491 and $43,015, respectively. Net unrealized appreciation for tax purposes is $1,476.

Ф	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.

♦	Value is less than $1.

Γ	Contract amounts are not in thousands.

(1)	If the Series is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Series could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

**	Floating or variable rate note.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $118,977, or 8.20%, of the Fund’s net assets.

CBK	Citibank N.A.

DUB	Deutsche Bank AG

GBP	Pound Sterling

GSB	Goldman Sachs Bank USA

LB	Lehman Brothers

LIBOR	London Interbank Offered Rates

MTN	Medium Term Note

MYC	Morgan Stanley Capital Services

PIK	Payment-in Kind

TBA	To Be Announced

BPS	Basis Points
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Derivative	$—	$5,445	$—	$5,445
Fixed Income — Asset-Backed Security	—	104,238	—	104,238
Fixed Income — Consumer Discretionary	—	43,085	—	43,085
Fixed Income — Consumer Staples	—	4,636	—	4,636
Fixed Income — Energy	—	42,986	—	42,986
Fixed Income — Financials	—	238,177	—	238,177
Fixed Income — Foreign Government Obligation	—	20,943	—	20,943
Fixed Income — Health Care	—	18,018	—	18,018
Fixed Income — Industrials	—	6,498	—	6,498
Fixed Income — Information Technology	—	3,976	—	3,976
Fixed Income — Materials	—	9,583	—	9,583
Fixed Income — Mortgage-Backed Securities	—	—	—	—
Fixed Income — Mortgage-Backed Security	—	301,747	—	301,747
Fixed Income — Municipal Government Obligation	—	26,222	—	26,222
Fixed Income — Telecommunication Services	—	58,529	—	58,529
Fixed Income — U.S. Government Agency Obligation	—	700,114	—	700,114
Fixed Income — U.S. Government Obligation	—	103,901	—	103,901
Fixed Income — Utilities	—	11,253	—	11,253
Cash & Cash Equivalent — Repurchase Agreement	—	1,947	—	1,947

Total	$—	$1,701,299	$—	$1,701,299

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$1,216	$—	$1,216
Interest Rate Swap	—	6,927	—	6,927
Credit Default Swap	—	(2,570)	—	(2,570)
Written Swaption	—	1,212	—	1,212
Forward Foreign Currency Contracts	—	213	—	213

Total	$—	$6,998	$—	$6,998

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income — U.S. Government Agency Obligation	$—	$(144,751)	$—	$(144,751)

Total

*	Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bond
3.50%, 02/15/2039	$922	$835
4.25%, 05/15/2039	3,350	3,466
4.50%, 08/15/2039	4,110	4,431
U.S. Treasury Inflation Indexed Bond, TIPS
1.75%, 01/15/2028 δ	1,963	1,881
2.00%, 01/15/2026	33	32
2.38%, 01/15/2025 - 01/15/2027 δ	1,797	1,888
2.50%, 01/15/2029	1,324	1,423
U.S. Treasury Inflation Indexed Note, TIPS
1.63%, 01/15/2015	970	988
2.00%, 07/15/2014	297	309
U.S. Treasury Note
1.75%, 08/15/2012	80	81
2.75%, 02/15/2019	305	291
3.00%, 09/30/2016	1,750	1,757
3.13%, 05/15/2019	86	85
3.63%, 08/15/2019	40	41

Total U.S. Government Obligations (cost $16,608)		17,508

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.3%
Fannie Mae
Zero Coupon, 10/09/2019	$500	$279
2.96%, 08/01/2034 *	34	34
3.53%, 08/01/2035	227	232
4.50%, 01/01/2035 *	75	77
5.00%, 06/01/2035 - 09/01/2038	11,337	11,744
5.25%, 08/01/2012	940	1,005
5.50%, 02/01/2036 - 08/01/2037	3,742	3,920
5.84%, 08/01/2037 *	72	76
6.00%, 02/01/2034 - 07/01/2038	5,927	6,280
6.50%, 05/01/2037	2,607	2,791
Fannie Mae, TBA
5.00%, 10/01/2039 - 11/01/2039	3,800	3,916
5.50%, 10/01/2024	1,100	1,163
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 -144A δ	900	960
Federal Home Loan Bank
5.50%, 07/15/2036	490	541
Freddie Mac
4.41%, 12/01/2034 δ	67	69
5.00%, 11/01/2035	665	690
5.50%, 11/01/2035 - 04/01/2038 δ٨	22,916	24,028
5.56%, 01/01/2038 *	3,075	3,238
5.71%, 02/01/2037 *	235	248
5.88%, 05/01/2037 *	510	540
5.88%, 04/01/2037 *	1,484	1,576
5.91%, 05/01/2037 *	679	720
6.09%, 09/01/2037 *	685	727
Freddie Mac, TBA
5.00%, 10/01/2024	1,500	1,574
Ginnie Mae
5.00%, 07/15/2033 - 09/15/2035	3,490	3,634
Ginnie Mae, TBA
5.00%, 10/01/2039 - 10/01/2039	4,500	4,654
5.50%, 10/01/2039	3,400	3,571
Tennessee Valley Authority
5.25%, 09/15/2039	270	285
5.98%, 04/01/2036	440	505

Total U.S. Government Agency Obligations (cost $75,301)		79,077

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Mexico Government International Bond
5.63%, 01/15/2017	8	8
Russian Foreign Bond — Eurobond
7.50%, 03/31/2030	710	772

Total Foreign Government Obligations (cost $795)		780

MORTGAGE-BACKED SECURITIES - 15.0%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.69%, 02/25/2035 *δ	47	28
Series 2004-5, Class 7A2
0.65%, 04/25/2035 *δ	12	10
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.46%, 09/25/2046 *δ	1,510	707
American Home Mortgage Investment Trust
Series 2005-4, Class 1A1
0.56%, 11/25/2045 *δ	248	130
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043 δ	1,214	1,147
Series 2007-3, Class A3
5.84%, 06/10/2049 δ	280	256
Banc of America Funding Corp.
Series 2005-E, Class 4A1
4.17%, 03/20/2035 *δ	639	431
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1
4.44%, 02/25/2035 *δ	416	324
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
4.82%, 11/25/2034 *δ	194	130
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A2
0.53%, 08/25/2036 *	843	198
Series 2006-AR5, Class 1A2
0.48%, 12/25/2036 *	1,430	319

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 15.0% (continued)
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.58%, 08/25/2035 *	$2,359	$1,256
Series 2005-36, Class 3A1
4.85%, 08/25/2035	269	195
Series 2005-38, Class A3
0.62%, 09/25/2035 *δ	633	330
Series 2005-44, Class 1A1
0.60%, 10/25/2035 *	142	71
Series 2005-51, Class 3A3A
0.59%, 11/20/2035 *	2,027	1,068
Series 2005-59, Class 1A1
0.62%, 11/20/2035 *	309	167
Series 2005-72, Class A1
0.54%, 01/25/2036 *δ	634	334
Series 2005-J12, Class 2A1
0.54%, 08/25/2035 *	791	383
Series 2006-OA2, Class A5
0.50%, 05/20/2046 *	893	424
Series 2006-OA6, Class 1A1A
0.48%, 07/25/2046 *	390	168
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-R2, Class 1AF1
0.69%, 11/25/2034 -144A *δ	106	70
Series 2005-R1, Class 1AF1
0.63%, 03/25/2035 -144A *δ	163	122
Series 2005-R3, Class AF
0.67%, 09/25/2035 -144A *δ	280	185
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
5.54%, 02/25/2034 *δ	318	280
Series 2004-23, Class A
2.59%, 11/25/2034 *δ	154	91
Series 2005-3, Class 1A2
0.54%, 04/25/2035 *δ	438	236
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 7A2
3.64%, 06/25/2034 *δ	729	679
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039 δ	1,130	960
Deutsche Mortgage Securities, Inc.
Series 2005-W, Class 1A3
5.13%, 06/26/2035 -144A *δ	1,270	835
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.64%, 02/25/2037 *	654	321
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4
5.51%, 11/10/2045	310	296
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class A4
5.24%, 11/10/2045	1,000	917
GMAC Mortgage Corp. Loan Trust
Series 2003-AR2, Class 1A1
5.63%, 12/19/2033	53	49
Series 2005-AR1, Class 3A
4.63%, 03/18/2035	199	132
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.37%, 09/25/2046 *	224	201
Series 2007-AR1, Class 1A1A
0.35%, 02/25/2047 *	1,086	601
GS Mortgage Securities Corp. II
Series 2005-GG4, Class AABA
4.68%, 07/10/2039	200	204
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.62%, 09/25/2035 -144A *	247	159
Harborview Mortgage Loan Trust
Series 2006-10, Class 2A1A
0.46%, 11/19/2036 *	2,182	1,042
Impac CMB Trust
Series 2004-6, Class 1A1
1.07%, 10/25/2034 *	93	55
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
6.16%, 09/25/2037 *	1,160	819
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.57%, 07/25/2035 *	2,163	1,128
Series 2005-AR15, Class A2
5.10%, 09/25/2035	93	61
Series 2007-AR15, Class 2A1
5.65%, 08/25/2037 *	1,942	1,049
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A3
6.01%, 06/15/2049 *	1,100	1,017
Series 2007-LD11, Class A4
6.01%, 06/15/2049 *	1,590	1,391
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.81%, 02/25/2034 *	802	761
Series 2004-A3, Class 1A1
3.77%, 07/25/2034 *	162	150
Series 2006-A2, Class 5A1
4.87%, 11/25/2033	343	329
LB-UBS Commercial Mortgage Trust
Series 2005-C3, Class A5
4.74%, 07/15/2030	900	867
Series 2005-C3, Class AAB
4.66%, 07/15/2030	100	101
Master Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
5.63%, 11/25/2035 -144A *	1,083	594
Master Adjustable Rate Mortgages Trust
Series 2006-OA2, Class 1A1
2.01%, 12/25/2046 *	1,347	408

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 15.0% (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
4.52%, 02/25/2034 *	$624	$561
Series 2004-A3, Class 4A3
5.04%, 05/25/2034 *	707	653
Series 2005-A3, Class A1
0.54%, 04/25/2035 *	118	78
Series 2005-A4, Class 2A2
4.46%, 07/25/2035	500	380
Series 2005-A5, Class A3
4.44%, 06/25/2035	400	254
MLCC Mortgage Investors, Inc
Series 2003-F, Class A1
0.59%, 10/25/2028 *	118	94
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.99%, 08/13/2042	140	136
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
3.86%, 10/25/2034 *	463	394
Series 2006-3AR, Class 2A3
5.40%, 03/25/2036 *	1,020	611
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 -144A	155	138
Series 2004-R2, Class A1
6.50%, 10/25/2034 -144A	209	180
Prime Mortgage Trust
Series 2006-DR1, Class 1A1
5.50%, 05/25/2035 -144A	359	344
Series 2006-DR1, Class 1A2
6.00%, 05/25/2035 -144A	159	153
Series 2006-DR1, Class 2A1
5.50%, 05/25/2035 -144A	987	825
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 -144A	818	675
RBSGC Mortgage Pass Through Certificates
Series 2007-B, Class 1A4
0.72%, 01/25/2037 *	1,102	554
Residential Accredited Loans, Inc.
Series 2006-QO10, Class A1
0.43%, 01/25/2037 *	946	431
Series 2007-QO1, Class A1
0.42%, 02/25/2047 *	1,131	527
Series 2007-QO4, Class A1A
0.46%, 05/25/2047 *	2,162	1,025
Series 2007-QS1, Class 2A2
0.63%, 01/25/2037 *	1,218	593
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
5.25%, 01/25/2035 *	817	629
Series 2005-15, Class 1A1
5.06%, 07/25/2035	1,194	818
Series 2005-16XS, Class A1
0.61%, 08/25/2035 *	487	293
Series 2005-19XS, Class 1A1
0.59%, 10/25/2035 *	651	351
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.63%, 01/19/2034 *	115	69
Series 2006-AR6, Class 1A3
0.46%, 07/25/2046 *	393	176
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A
0.62%, 06/25/2035 -144A *	421	315
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.51%, 12/26/2036 -144A * §	1,212	232
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class A1A1
0.56%, 10/25/2045 *	214	115
Series 2005-AR15, Class A1A2
0.55%, 11/25/2045 *	239	140
Series 2005-AR8, Class 2A1A
0.56%, 07/25/2045 *	140	84
Series 2006-AR14, Class 1A3
5.60%, 11/25/2036	1,900	1,276
Series 2006-AR3, Class A1A
2.02%, 05/25/2046 *	2,757	1,380
Series 2006-AR6, Class 2A
2.01%, 08/25/2046 *	1,673	842
Series 2007-HY4, Class 4A1
5.50%, 09/25/2036 *	572	429
Series 2007-OA6, Class 1A1B
1.86%, 07/25/2047 *	2,609	573

Total Mortgage-Backed Securities (cost $63,142)		40,514

ASSET-BACKED SECURITIES - 4.7%
Aames Mortgage Investment Trust
Series 2005-3, Class A1
0.42%, 08/25/2035 -144A*δ	323	290
Accredited Mortgage Loan Trust
Series 2005-3, Class A1
0.51%, 09/25/2035 *δ	98	77
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.30%, 07/25/2032 *	452	246
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033 δ	1,150	903
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 δ	1,973	1,830
Series 2002-2, Class A2
6.03%, 03/01/2033 δ	2,208	1,989
Countrywide Asset-Backed Certificates
Series 2005-4, Class AF3
4.46%, 10/25/2035 δ	46	43
Countrywide Home Equity Loan Trust
Series 2005-G, Class 2A
0.47%, 12/15/2035 *	134	42
Series 2006-RES, Class 4Q1B
0.57%, 12/15/2033 -144A *δ	404	65
Credit Suisse Mortgage Capital Certificates
Series 2006-CF2, Class A1
0.53%, 05/25/2036 -144A*δ	234	154

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 4.7% (continued)
Lehman XS Trust
Series 2005-5N, Class 1A1
0.57%, 11/25/2035 *	$170	$90
Series 2005-5N, Class 3A1A
0.57%, 11/25/2035 *	1,064	551
Series 2005-7N, Class 1A1B
0.57%, 12/25/2035 *	140	37
Series 2006-GP4, Class 3A1A
0.34%, 08/25/2046 *	183	158
Series 2007-2N, Class 3A1
0.36%, 02/25/2037 *	704	598
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1
0.72%, 02/25/2047 *	1,579	720
Nelnet Student Loan Trust
Series 2008-4, Class A4
1.98%, 04/25/2017 *	780	799
RAAC Series
Series 2007-RP4, Class A
0.62%, 06/25/2037 -144A *	1,785	966
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037	1,500	565
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR3, Class A2B
0.49%, 04/25/2037 *	2,700	697
SLC Student Loan Trust
Series 2008-1, Class A4A
1.90%, 12/15/2032 *	400	403
SLM Student Loan Trust
Series 2006-5, Class A2
0.49%, 07/25/2017 *	95	95
Structured Asset Securities Corp.
Series 2007-TC1, Class A
0.57%, 04/25/2031 -144A *	2,158	1,421

Total Asset-Backed Securities (cost $19,600)		12,739

MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
Virginia Housing Development Authority,
Series C, Revenue Bond -Class CTFS
6.00%, 06/25/2034	412	412
Total Municipal Government Obligation (cost $406)

CORPORATE DEBT SECURITIES - 31.7%
Aerospace & Defense - 0.2%
Boeing Co.δ
4.88%, 02/15/2020	410	423
Airlines - 0.2%
Continental Airlines, Inc. - Series 2007-1Aδ
5.98%, 04/19/2022	300	284
Delta Air Lines, Inc. - Series 2001-1δ
6.62%, 03/18/2011	51	50
Delta Air Lines, Inc. - Series 2007-1δ
6.82%, 08/10/2022	350	323
Automobiles - 0.3%
Daimler Finance North America LLCδ
5.88%, 03/15/2011	600	623
General Motors Corp.
8.25%, 07/15/2023Џ^	840	130
8.38%, 07/15/2033Џ^	150	24
Beverages - 0.9%
Diageo Capital PLCδ
7.38%, 01/15/2014	1,290	1,495
PepsiCo, Inc.
7.90%, 11/01/2018	600	758
Biotechnology - 0.1%
FMC Finance III SA
6.88%, 07/15/2017	280	272
Capital Markets - 1.2%
Goldman Sachs Group, Inc.
4.50%, 06/15/2010	380	390
5.45%, 11/01/2012	140	150
7.50%, 02/15/2019	490	560
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ	480	82
6.75%, 12/28/2017 Џ	970	♦
Morgan Stanley — Series MTN
5.63%, 01/09/2012	610	646
Morgan Stanley — Series MTNF
0.96%, 10/18/2016 *	200	179
UBS AG/Stamford Branch — Series MTN
5.75%, 04/25/2018	1,300	1,321
Chemicals - 0.5%
Dow Chemical Co.δ
5.70%, 05/15/2018	1,020	1,006
PPG Industries, Inc.
6.65%, 03/15/2018	400	436
Westlake Chemical Corp.
6.63%, 01/15/2016	44	41
Commercial Banks - 1.2%
BAC Capital Trust XIV
5.63%, 12/31/2049 Ž	30	20
Bank of Scotland PLC
5.25%, 02/21/2017 -144A	100	95
Barclays Bank PLCδ
5.20%, 07/10/2014	530	560
Glitnir Banki HF
6.33%, 07/28/2011 -144A §Џ	290	71
6.69%, 06/15/2016 -144A ■ §Џ	800	♦
Landsbanki Islands HF
6.10%, 08/25/2011 -144A §Џ	320	17
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/2017 -144A	170	162
Santander Issuances S.A Unipersonal
5.81%, 06/20/2016 -144A ■	220	196
Wachovia Corp.
5.25%, 08/01/2014	1,150	1,167
Wachovia Corp. — Series MTNG
5.50%, 05/01/2013	940	1,006

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Services & Supplies - 0.5%
Service Corp. International
7.50%, 04/01/2027	$55	$49
7.63%, 10/01/2018	50	50
Tyco International Group SA
6.00%, 11/15/2013	440	472
Waste Management, Inc.
6.38%, 11/15/2012	600	657
Consumer Finance - 0.6%
Aiful Corp.
5.00%, 08/10/2010 -144A	420	225
American Express Co.δ
6.80%, 09/01/2066 * ■	420	357
8.13%, 05/20/2019	510	603
American Express Credit Corp. — Series MTNCδ
5.88%, 05/02/2013	220	233
American General Finance Corp. — Series MTNJδ
6.90%, 12/15/2017	220	154
Tyco International Finance
6.38%, 10/15/2011	120	129
Diversified Financial Services - 7.4%
AGFC Capital Trust I
6.00%, 01/15/2067 -144A ■	100	40
ASIF Global Financing XIXδ
4.90%, 01/17/2013 -144A	20	18
Bear Stearns Cos. LLCδ
7.25%, 02/01/2018	800	914
Caterpillar Financial Services Corp. — Series MTNFδ
6.20%, 09/30/2013	860	952
Citigroup, Inc.δ
5.00%, 09/15/2014	1,260	1,199
6.50%, 08/19/2013	1,160	1,218
6.88%, 03/05/2038	1,030	1,033
Ford Motor Credit Co. LLC
12.00%, 05/15/2015	1,110	1,223
General Electric Capital Corp. — Series MTNA
6.88%, 01/10/2039	2,130	2,232
GMAC, Inc.
8.00%, 12/31/2018 -144A	256	193
HSBC Finance Corp.
4.63%, 09/15/2010	960	985
ILFC E-Capital Trust I
5.90%, 12/21/2065 -144A ■	3,330	1,683
ILFC E-Capital Trust II
6.25%, 12/21/2065 -144A ■	440	222
JPMorgan Chase & Co.
5.13%, 09/15/2014	920	958
5.15%, 10/01/2015	1,100	1,141
6.13%, 06/27/2017	950	1,001
Kaupthing Bank Hf
7.13%, 05/19/2016 -144A * §Џ	200	♦
Kaupthing Bank Hf — Series I
7.63%, 02/28/2015 -144A * §ə Џ	2,400	510
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 * Џ	410	♦
Merna Reinsurance, Ltd. — Series B
2.03%, 07/07/2010 - 144A *	600	584
Merrill Lynch & Co., Inc. — Series MTN
6.88%, 04/25/2018	1,420	1,493
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/2016 ■ Ž	350	323
SLM Corp.
0.34%, 04/01/2014 *	270	179
SLM Corp. — Series MTN
5.05%, 11/14/2014	120	88
SLM Corp. — Series MTNA
5.00%, 10/01/2013	715	567
5.38%, 05/15/2014	1,005	769
5.63%, 08/01/2033	105	66
TNK-BP Finance SA
7.50%, 07/18/2016 -144A	170	165
7.50%, 07/18/2016 Reg S	108	106
Diversified Telecommunication Services - 3.3%
AT&T, Inc.δ
5.10%, 09/15/2014	410	442
5.50%, 02/01/2018	380	396
6.55%, 02/15/2039	810	883
BellSouth Corp.δ
4.75%, 11/15/2012	10	11
Deutsche Telekom International Finance BVδ
5.75%, 03/23/2016	375	398
Embarq Corp.δ
6.74%, 06/01/2013	1,290	1,398
Frontier Communications Corp.
7.13%, 03/15/2019	75	71
Intelsat Jackson Holdings, Ltd.
11.25%, 06/15/2016	40	43
Koninklijke KPN NV
8.00%, 10/01/2010	320	340
8.38%, 10/01/2030	445	573
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	330	326
Sprint Capital Corp.
6.90%, 05/01/2019	540	483
8.75%, 03/15/2032	80	76
Telecom Italia Capital SA
5.25%, 10/01/2015	390	404
7.00%, 06/04/2018	650	718
Verizon Communications, Inc.
6.90%, 04/15/2038	990	1,127
8.95%, 03/01/2039	210	288
Verizon Global Funding Corp.
7.38%, 09/01/2012	160	182
Verizon New York, Inc. — Series A
6.88%, 04/01/2012	560	609
Electric Utilities - 1.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.00%, 06/01/2016 -144A	240	246
Duke Energy Corp.δ
5.63%, 11/30/2012	590	651
Exelon Corp.δ
5.63%, 06/15/2035	370	356
FirstEnergy Corp. — Series C
7.38%, 11/15/2031	515	577

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities - 1.2% (continued)
FirstEnergy Corp. — Series B
6.45%, 11/15/2011	$29	$31
Mirant Mid Atlantic Pass Through Trust -Series C
10.06%, 12/30/2028	312	318
Pacific Gas & Electric Co.
5.63%, 11/30/2017	620	681
5.80%, 03/01/2037	140	152
6.05%, 03/01/2034	210	234
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.δ
7.50%, 11/15/2018	800	977
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	100	100
7.75%, 05/15/2017	105	104
Complete Production Services, Inc.
8.00%, 12/15/2016	195	177
Gulfmark Offshore, Inc.
7.75%, 07/15/2014	40	39
Gas Utilities - 0.1%
Dynegy Holdings, Inc.
7.75%, 06/01/2019	305	260
Health Care Providers & Services - 0.6%
DaVita, Inc.
6.63%, 03/15/2013	200	198
7.25%, 03/15/2015	5	5
HCA, Inc.
6.30%, 10/01/2012	3	3
6.75%, 07/15/2013	110	105
9.13%, 11/15/2014	50	52
9.63%, 11/15/2016 Ώ	743	772
Humana, Inc.
7.20%, 06/15/2018	220	223
Roche Holdings, Inc.
6.00%, 03/01/2019 -144A	350	389
WellPoint, Inc.
5.88%, 06/15/2017	50	53
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.
6.75%, 04/15/2014	15	13
7.13%, 02/01/2016 ^	40	35
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010§ Џ	60	28
MGM Mirage, Inc.
7.63%, 01/15/2017	135	105
10.38%, 05/15/2014 -144A	25	27
11.13%, 11/15/2017 -144A	60	66
River Rock Entertainment Authority
9.75%, 11/01/2011	30	28
Station Casinos, Inc.
7.75%, 08/15/2016 § Џ	140	42
Independent Power Producers & Energy Traders - 1.8%
AES Corp.
7.75%, 03/01/2014	67	68
8.00%, 10/15/2017	2,185	2,180
Dominion Resources, Inc. — Series Dδ
8.88%, 01/15/2019	560	709
Dominion Resources, Inc.δ
4.75%, 12/15/2010	30	31
5.70%, 09/17/2012	580	634
Edison Mission Energy
7.00%, 05/15/2017	50	42
7.20%, 05/15/2019	140	113
Energy Future Holdings Corp. — Series Q
6.50%, 11/15/2024	200	93
Energy Future Holdings Corp. — Series R
6.55%, 11/15/2034	535	241
Energy Future Holdings Corp. — Series P
5.55%, 11/15/2014	440	300
NRG Energy, Inc.
7.38%, 01/15/2017	215	208
Insurance - 1.1%
American International Group, Inc. — Series MTNGδ
5.85%, 01/16/2018	130	94
Chubb Corp.δ
5.75%, 05/15/2018	825	905
MetLife, Inc.
6.40%, 12/15/2036 ■	1,140	963
6.75%, 06/01/2016	360	402
Travelers Cos., Inc.
6.25%, 03/15/2037 ■	670	589
Machinery - 0.0%
Terex Corp.
7.38%, 01/15/2014	20	20
Media - 2.0%
CCH I Capital Corp.
11.00%, 10/01/2015 § Џ	130	24
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 -144A	80	76
Comcast Cable Communications LLC δ
8.88%, 05/01/2017	320	395
Comcast Corp.δ
5.88%, 02/15/2018	210	224
6.50%, 01/15/2015	780	867
CSC Holdings, Inc. — Series B
7.63%, 04/01/2011	235	244
DirecTV Holdings LLC/DirecTV Financing Co., Inc.δ
4.75%, 10/01/2014 -144A	270	269
Dish DBS Corp.
7.00%, 10/01/2013	115	116
7.75%, 05/31/2015	145	148
Lamar Media Corp. — Series B
6.63%, 08/15/2015	20	18
News America, Inc.
6.20%, 12/15/2034	20	20
6.65%, 11/15/2037	40	42
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	360	444
Sun Media Corp.
7.63%, 02/15/2013	40	31
Time Warner Cable, Inc.
5.85%, 05/01/2017	450	474
6.75%, 06/15/2039	240	260
8.25%, 04/01/2019	560	677
8.75%, 02/14/2019	160	197
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	180	216

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Principal	Value

Media - 2.0% (continued)
Time Warner, Inc.δ
6.88%, 05/01/2012	$510	$561
Metals & Mining - 1.1%
Alcoa, Inc.δ
6.00%, 07/15/2013	730	761
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	320	340
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	870	935
Steel Dynamics, Inc.
6.75%, 04/01/2015	105	101
7.38%, 11/01/2012	55	56
Teck Resources, Ltd.
9.75%, 05/15/2014	25	28
10.25%, 05/15/2016	20	23
10.75%, 05/15/2019	45	52
Vale Overseas, Ltd.
6.88%, 11/21/2036	484	501
Multiline Retail - 0.1%
Nieman Marcus Group, Inc.
7.13%, 06/01/2028	200	171
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Finance Co. — Series Bδ
7.50%, 05/01/2031	320	354
Anadarko Petroleum Corp.δ
6.45%, 09/15/2036	1,250	1,292
Apache Corp.δ
5.25%, 04/15/2013	240	257
5.63%, 01/15/2017	950	1,034
Cenovus Energy, Inc.δ
6.75%, 11/15/2039 -144A	190	205
Chesapeake Energy Corp.
6.25%, 01/15/2018	140	125
6.38%, 06/15/2015	60	56
7.25%, 12/15/2018	100	95
ConocoPhillipsδ
6.50%, 02/01/2039	900	1,038
ConocoPhillips Holding Co.δ
6.95%, 04/15/2029	210	246
El Paso Corp. — Series MTN
7.80%, 08/01/2031	19	17
El Paso Corp.
7.00%, 06/15/2017	1,220	1,197
El Paso Natural Gas Co. — Series MTNδ
8.38%, 06/15/2032	110	132
GAZ Capital SA
6.51%, 03/07/2022 -144A	140	128
Hess Corp.δ
7.30%, 08/15/2031	420	472
7.88%, 10/01/2029	80	94
8.13%, 02/15/2019	850	1,021
Kerr-McGee Corp.
6.95%, 07/01/2024	200	214
7.88%, 09/15/2031	295	334
Kinder Morgan Energy Partners, LP
5.85%, 09/15/2012	130	140
6.00%, 02/01/2017	260	272
6.75%, 03/15/2011	470	498
Kinder Morgan Energy Partners, LP-Series MTN
6.95%, 01/15/2038	220	236
Opti Canada, Inc.
7.88%, 12/15/2014	160	122
8.25%, 12/15/2014	120	93
Peabody Energy Corp. — Series B
6.88%, 03/15/2013	45	45
Pemex Project Funding Master Trust
6.63%, 06/15/2035	1,060	1,024
Petrobras International Finance Co.
6.13%, 10/06/2016	371	396
Sandridge Energy, Inc.
9.88%, 05/15/2016 -144A	215	224
SemGroup, LP
8.75%, 11/15/2015 -144A § Џ	125	8
Southern Natural Gas Co.
5.90%, 04/01/2017 -144A	60	62
8.00%, 03/01/2032	5	6
Suburban Propane Partners LP
6.88%, 12/15/2013	65	64
Tennessee Gas Pipeline Co.
7.63%, 04/01/2037	20	23
Transocean, Inc.
5.25%, 03/15/2013	120	127
Williams Co., Inc.
7.75%, 06/15/2031	380	398
7.88%, 09/01/2021	370	400
8.75%, 03/15/2032	130	149
Williams Co., Inc. — Series A
7.50%, 01/15/2031	840	858
XTO Energy, Inc.
5.50%, 06/15/2018	270	279
5.65%, 04/01/2016	340	355
6.25%, 08/01/2017	10	11
6.75%, 08/01/2037	60	67
7.50%, 04/15/2012	550	610
Paper & Forest Products - 0.2%
Weyerhaeuser Co.
6.75%, 03/15/2012	500	521
Pharmaceuticals - 0.3%
Abbott Laboratoriesδ
5.60%, 11/30/2017	200	220
Wyeth
5.95%, 04/01/2037	470	518
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts, LP — Series Q
6.75%, 06/01/2016	40	38
Ventas Realty, LP / Ventas Capital Corp.
6.50%, 06/01/2016	30	29
9.00%, 05/01/2012	10	11
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc.
6.50%, 02/01/2017	30	19
7.63%, 06/01/2015	35	29
Retail Store - 0.3%
CVS Caremark Corp.
6.94%, 01/10/2030	754	761

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Road & Rail - 0.2%
Hertz Corp.
8.88%, 01/01/2014	$75	$76
RailAmerica, Inc.
9.25%, 07/01/2017 -144A	340	356
Union Pacific Corp.
5.38%, 05/01/2014	180	193
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.
8.88%, 12/15/2014 ^	220	168
10.13%, 12/15/2016	15	10
Tobacco - 0.1%
Reynolds American, Inc.
6.75%, 06/15/2017	190	197
7.63%, 06/01/2016	110	118
Wireless Telecommunication Services - 0.1%
America Movil SAB de CVδ
5.63%, 11/15/2017	220	228
Rogers Communications, Inc.
6.75%, 03/15/2015	60	67
6.80%, 08/15/2018	80	90

Total Corporate Debt Securities (cost $89,753)		85,383

	Shares	Value

PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% -144A ▲ Ž	341	198
U.S. Government Agency Obligation - 0.0%
Fannie Mae 7.00% ▲ ‡ Ž	1,300	4
Fannie Mae 8.25% ■ ▲ ‡	31,175	50
Freddie Mac 8.38% ■ ▲ ‡ Ž	43,300	78

Total Preferred Stocks (cost $1,988)		330

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 1.9%
Capital Markets - 0.0%
Goldman Sachs Capital II
5.79%, 06/01/2012 ■ Ž	$40	29
Commercial Banks - 1.0%
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 ■ Ž	200	98
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/2016 -144A ■ Ž	610	320
SunTrust Capital VIII
6.10%, 12/15/2036 ■	150	104
Wachovia Capital Trust III
5.80%, 03/15/2011 ■ Ž	460	317
Wells Fargo Capital X
5.95%, 12/15/2036	340	295
Wells Fargo Capital XV
9.75%, 09/26/2013 ■ Ž	1,300	1,353
Diversified Financial Services - 0.9%
Bank of America Corp.
8.13%, 05/15/2018 * Ž	90	80
Bank of America Corp.
8.00%, 01/30/2018 * Ž	610	542
Credit Suisse/Guernsey
5.86%, 05/15/2017 * Ž δ	160	122
General Electric Capital Corp.
6.38% 11/15/2067	1,190	984
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 11/29/2049 ■ Ž Џ	930	t
Rabobank Nederland NV
11.00%, 06/30/2019 -144A ■ Ž	280	343
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/2015 -144A ■ Ž	490	407

Total Preferred Corporate Debt Securities (cost $6,815)		4,994

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.4%
Federal Home Loan Bank
0.08%, 01/06/2010 ▲ δ	$4,400	$4,399
Freddie Mac
0.01%, 01/26/2010 ▲	13,000	12,991

Total Short-Term U.S. Government Obligations (cost $17,386)		17,390

REPURCHASE AGREEMENT - 7.9%
State Street Repurchase Agreement
0.01%, dated 09/30/2009, to be repurchased at $21,410 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $21,840).	21,410	21,410
Total Repurchase Agreement (cost $21,410)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities
Lending Trust — Prime Portfolio, 0.35% ▲	312,720	313

Total Securities Lending Collateral (cost $313)

Total Investment Securities (cost $313,517) #		280,850
Other Assets and Liabilities — Net		(11,065)

Net Assets		$269,785

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Contracts Γ	Value

WRITTEN-OPTIONS
Put Options
Euro	(86)	$(31)
Put Strike $99.13
Expires 03/15/2010
Call Options
U.S. Treasury Bonds	(56)	(144)
Call Strike $121.00
Expires 11/20/2009
Euro	(53)	(16)
Call Strike $99.50
Expires 03/15/2010

Total Written Options (Premiums: $182)		$(191)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Contracts	Γ	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	254		12/21/2009	$575
2-Year U.S. Treasury Note	5		12/31/2009	6
30-Year U.S. Treasury Bond	23		12/21/2009	60
5-Year U.S. Treasury Note	235		12/31/2009	(357)
90-Day Euro	225		03/15/2010	297
90-Day Euro	32		06/14/2010	26

				$607

FORWARD FOREIGN CURRENCY CONTRACTS: Ф

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(1,074)	11/19/2009	$1,547	$(25)
Euro	1,074	11/19/2009	(1,529)	43
United Kingdom Pound	999	11/19/2009	(1,632)	(36)
United Kingdom Pound	(999)	11/19/2009	1,693	97
United Kingdom Pound	(1,000)	11/19/2009	1,634	36
United Kingdom Pound	1,000	11/19/2009	(1,699)	(101)

				$14

NOTES TO SCHEDULE OF INVESTMENTS:

δ	All or a portion is segregated as initial margin for futures contracts.

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

λ	All or a portion is segregated as collateral for written options.

§	Illiquid. These securities aggregated $932, or 0.35%, of the Fund’s net assets.

Џ	In default.

^	All or a portion of this security is on loan. The value of all securities on loan is $305.

♦	Value and/or principal is less than $1.

Ž	The security has a perpetual maturity. The date shown is the next call date.

■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Directors. This security had a Market Value of $510, or 0.19% of the Fund’s net assets.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 09/30/2009.

‡	Non-income producing security.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Total Return Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
#	Aggregate cost for federal income tax purposes is $313,517. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,479 and $43,146, respectively. Net unrealized depreciation for tax purposes is $32,667.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $16,188, or 6.03%, of the Fund’s net assets.

IO	Interest Only

MTN	Medium Term Note

TBA	To Be Announced
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Financials	198	—	—	198
Equities — U.S. Government Agency Obligation	132	—	—	132
Fixed Income — Asset-Backed Security	—	12,739	—	12,739
Fixed Income — Consumer Discretionary	—	6,886	—	6,886
Fixed Income — Consumer Staples	—	2,568	—	2,568
Fixed Income — Energy	—	18,365	—	18,365
Fixed Income — Financials	—	36,762	—	36,762
Fixed Income — Foreign Government Obligation	—	780	—	780
Fixed Income — Health Care	—	2,810	—	2,810
Fixed Income — Industrials	—	2,903	—	2,903
Fixed Income — Information Technology	—	178	—	178
Fixed Income — Materials	—	4,801	—	4,801
Fixed Income — Mortgage-Backed Security	—	40,514	—	40,514
Fixed Income — Municipal Government Obligation	—	412	—	412
Fixed Income — Short-Term U.S. Government Obligation	—	17,390	—	17,390
Fixed Income — Telecommunication Services	—	9,739	—	9,739
Fixed Income — U.S. Government Agency Obligation	—	78,287	—	78,287
Fixed Income — U.S. Government Obligation	—	17,508	—	17,508
Fixed Income — Utilities	—	6,155	—	6,155
Security Lending Collateral — Securities Lending Collateral	313	—	—	313
Cash & Cash Equivalent — Repurchase Agreement	—	21,410	—	21,410

Total	$643	$280,207	$—	$280,850

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$607	$—	$607
Forward Foreign Currency Contracts	—	14	—	14
Written Option	—	(9)	—	(9)

Total	$—	$612	$—	$612

Level 3 Rollforward

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	12/31/2008	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	9/30/2009
Fixed Income - Financials	$144	$—	$—	$—	$—	$(144)	$—
Equities - Financials	1,822	$—	$—	$—	$—	(1,822)	$—

Total	$1,966	$—	$—	$—	$—	$(1,966)	$—

*	Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITY - 0.1%
Continental Airlines, Inc.
Series 2001-1, Class C
7.03%, 06/15/2011	$415	$365

Total Asset-Backed Security (cost $365)

CORPORATE DEBT SECURITIES - 88.1%
Aerospace & Defense - 0.9%
Bombardier, Inc.
8.00%, 11/15/2014 -144A	1,535	1,573
Hawker Beechcraft Acquisition Company LLC
8.50%, 04/01/2015	480	341
9.75%, 04/01/2017	2,335	1,424
Spirit Aerosystems, Inc.
7.50%, 10/01/2017 -144A	535	532
Transdigm, Inc.
7.75%, 07/15/2014 -144A	1,405	1,365
Auto Components - 1.0%
Affinia Group, Inc.
10.75%, 08/15/2016 -144A	450	484
Allison Transmission, Inc.
11.00%, 11/01/2015 -144A	530	519
11.25%, 11/01/2015 -144A Ώ	2,395	2,227
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	2,225	2,414
Building Products - 0.1%
Panolam Industries International, Inc.
10.75%, 10/01/2013 Џ	3,025	136
USG Corp.
9.75%, 08/01/2014 -144A	575	601
Chemicals - 2.3%
Ashland, Inc.
9.13%, 06/01/2017 -144A	1,760	1,883
Dow Chemical Co.
8.55%, 05/15/2019	4,625	5,200
Ineos Group Holdings PLC
8.50%, 02/15/2016 -144A	2,570	1,221
Nalco Co.
8.25%, 05/15/2017 -144A	1,445	1,517
Nova Chemicals Corp.
4.54%, 11/15/2013 *	830	732
Reichhold Industries, Inc.
9.00%, 08/15/2014 -144A §	3,900	3,237
Commercial Services & Supplies - 5.6%
ACCO Brands Corp.
7.63%, 08/15/2015	1,000	830
10.63%, 03/15/2015 -144A	1,610	1,682
Alion Science and Technology Corp.
10.25%, 02/01/2015	740	551
ARAMARK Corp.
8.50%, 02/01/2015	95	96
Casella Waste Systems, Inc.
11.00%, 07/15/2014 -144A	475	499
Ceridian Corp.
11.25%, 11/15/2015	3,880	3,478
Clean Harbors, Inc.
7.63%, 08/15/2016 -144A	15	15
Harland Clarke Holdings Corp.
9.50%, 05/15/2015	285	255
Interface, Inc.
9.50%, 02/01/2014	170	169
11.38%, 11/01/2013 -144A	580	629
Laureate Education, Inc.
10.00%, 08/15/2015 -144A	5,165	4,856
10.25%, 08/15/2015 -144A ә Ώ	5,613	4,982
11.75%, 08/15/2017 -144A	2,160	2,009
RBS Global, Inc. / Rexnord LLC
9.50%, 08/01/2014 -144A	892	865
11.75%, 08/01/2016	870	787
RSC Equipment Rental, Inc.
9.50%, 12/01/2014	2,540	2,451
10.00%, 07/15/2017 -144A	2,645	2,843
Rural/Metro Operating Co. LLC & Rural/Metro Delaware, Inc.
9.88%, 03/15/2015	335	328
United Rentals North America, Inc.
10.88%, 06/15/2016 -144A	2,095	2,242
Venture Holdings Co., LLC - Series B
9.50%, 07/01/2005 ә Ώ Џ	720	♦
Viant Holdings, Inc.
10.13%, 07/15/2017 -144A §	719	683
Waste Services, Inc.
9.50%, 04/15/2014 -144A	1,120	1,114
9.50%, 04/15/2014	1,800	1,791
Construction & Engineering - 0.4%
Esco Corp.
4.17%, 12/15/2013 -144A * §	775	698
8.63%, 12/15/2013 -144A	1,835	1,798
Construction Materials - 0.1%
Texas Industries, Inc.
7.25%, 07/15/2013	830	797
Containers & Packaging - 0.7%
Intertape Polymer U.S., Inc.
8.50%, 08/01/2014	1,055	818
Pliant Corp.
11.63%, 06/15/2009 Ώ Џ	1,247	1,074
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/2017 Џ	1,770	1,256
Solo Cup Co.
10.50%, 11/01/2013 -144A	1,145	1,214
Distributors - 0.2%
Kar Holdings, Inc.
8.75%, 05/01/2014	1,255	1,242
Diversified Consumer Services - 1.6%
Education Management LLC
8.75%, 06/01/2014	1,375	1,458
10.25%, 06/01/2016	7,395	8,208
Diversified Financial Services - 6.3%
Buffalo Thunder Development Authority
9.38%, 12/15/2014 -144A Џ	3,095	549
CCM Merger, Inc.
8.00%, 08/01/2013 -144A	2,075	1,702
Ceva Group PLC
10.00%, 09/01/2014 -144A	2,050	1,825
11.63%, 10/01/2016 -144A	740	719
Chukchansi Economic Development Authority
4.91%, 11/15/2012 -144A * §	935	720
Ford Motor Credit Co. LLC
7.50%, 08/01/2012	2,625	2,520
7.80%, 06/01/2012	2,255	2,179
8.00%, 12/15/2016	4,745	4,402
12.00%, 05/15/2015	1,150	1,267
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services - 6.3% (continued)
Fresenius US Finance II, Inc.
9.00%, 07/15/2015 -144A	$1,050	$1,145
LBI Media, Inc.
8.50%, 08/01/2017 -144A	860	538
11.00%, 10/15/2013	570	339
Petroplus Finance, Ltd.
6.75%, 05/01/2014 -144A	255	239
7.00%, 05/01/2017 -144A	4,690	4,268
9.38%, 09/15/2019 -144A	2,250	2,216
Universal City Development Partners, Ltd.
11.75%, 04/01/2010	5,825	5,869
Universal City Florida Holding Co.
5.23%, 05/01/2010 *	6,610	6,460
Diversified Telecommunication Services - 8.6%
Avaya, Inc.
9.75%, 11/01/2015 -144A	2,575	2,243
10.88%, 11/01/2015 -144A ә Ώ	3,915	3,132
Intelsat Corp.
9.25%, 06/15/2016	3,705	3,801
Intelsat Jackson Holdings, Ltd.
9.50%, 06/15/2016	6,030	6,332
11.25%, 06/15/2016	6,060	6,484
Muzak LLC
10.00%, 02/15/2009 Ω Џ	550	231
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	1,365	1,348
Qwest Corp.
7.50%, 10/01/2014	420	424
7.63%, 06/15/2015	470	476
8.38%, 05/01/2016 -144A	380	393
Sprint Capital Corp.
6.88%, 11/15/2028	3,050	2,547
Telesat Canada/Telesat LLC
11.00%, 11/01/2015	6,880	7,328
12.50%, 11/01/2017	3,375	3,594
Virgin Media Finance PLC
9.13%, 08/15/2016	3,000	3,083
9.50%, 08/15/2016	785	826
West Corp.
9.50%, 10/15/2014	4,940	4,841
Wind Acquisition Finance SA
11.75%, 07/15/2017 -144A	2,680	3,022
Electric Utilities - 0.3%
AES Eastern Energy, LP - Series 99-A
9.00%, 01/02/2017	403	391
Calpine Construction Finance Co. LP Finance Corp.
8.00%, 06/01/2016 -144A	1,520	1,558
Food & Staples Retailing - 0.1%
SUPERVALU, Inc.
8.00%, 05/01/2016	445	461
Food Products - 2.0%
ASG Consolidated LLC/ASG Finance, Inc.
11.50%, 11/01/2011	3,865	3,748
Dole Foods Co., Inc.
8.00%, 10/01/2016 -144A	830	833
13.88%, 03/15/2014 -144A	2,490	2,920
Smithfield Foods, Inc.
7.00%, 08/01/2011	3,480	3,341
10.00%, 07/15/2014 -144A	1,490	1,565
Gas Utilities - 0.2%
Dynegy Holdings, Inc.
7.63%, 10/15/2026	1,550	1,062
8.38%, 05/01/2016	270	252
Health Care Equipment & Supplies - 3.1%
Accellent, Inc.
10.50%, 12/01/2013	2,035	1,943
Biomet, Inc.
10.38%, 10/15/2017 Ώ	1,985	2,109
11.63%, 10/15/2017	6,895	7,517
DJO Finance LLC/DJO Finance Corp.
10.88%, 11/15/2014	3,465	3,543
Inverness Medical Innovations, Inc.
9.00%, 05/15/2016	2,990	2,971
Universal Hospital Services, Inc.
4.64%, 06/01/2015 *	535	453
Health Care Providers & Services - 3.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc.
10.00%, 02/15/2015	2,995	3,167
Apria Healthcare Group, Inc.
12.38%, 11/01/2014 -144A	280	299
HCA, Inc.
9.25%, 11/15/2016	5,270	5,448
Multiplan, Inc.
10.38%, 04/15/2016 -144A	2,825	2,726
National Mentor Holdings, Inc.
11.25%, 07/01/2014	1,930	1,838
Res-Care, Inc.
7.75%, 10/15/2013	1,590	1,550
U.S. Oncology, Inc.
9.13%, 08/15/2017 -144A	2,905	3,058
10.75%, 08/15/2014	1,775	1,855
Hotels, Restaurants & Leisure - 7.0%
Caesars Entertainment, Inc.
7.88%, 03/15/2010	3,935	3,936
El Pollo Loco, Inc.
11.75%, 11/15/2013	1,265	1,164
Eldorado Casino Shreveport/Shreveport Capital Corp.
10.00%, 08/01/2012	126	107
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 -144A * Џ	5,645	155
Galaxy Entertainment Finance Co., Ltd.
6.22%, 12/15/2010 -144A *	240	230
9.88%, 12/15/2012 -144A	4,310	4,181
Greektown Holdings LLC
10.75%, 12/01/2013 -144A Џ	1,495	363
Harrah’s Operating Co., Inc.
11.25%, 06/01/2017 -144A	1,470	1,485
Harrahs Operating Escrow LLC
11.25%, 06/01/2017 -144A	1,395	1,433
HRP Myrtle Beach Holdings LLC
14.50%, 04/01/2014 -144A § Ώ Џ	1,337	♦
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure - 7.0% (continued)
HRP Myrtle Beach Operations LLC
8.58%, 04/01/2012 -144A * § Џ	$1,730	$	♦
12.50%, 04/01/2013 -144A Џ	945		♦
Indianapolis Downs LLC & Capital Corp.
11.00%, 11/01/2012 -144A	1,245		735
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 Џ	2,060		953
Majestic Holdco LLC
12.50%, 10/15/2011 -144A § Џ	890		♦
MGM Mirage, Inc.
7.50%, 06/01/2016	210		163
10.38%, 05/15/2014 -144A	1,175		1,254
11.13%, 11/15/2017 -144A	1,215		1,327
Mohegan Tribal Gaming Authority
6.88%, 02/15/2015	2,340		1,585
7.13%, 08/15/2014	2,225		1,580
8.00%, 04/01/2012	2,050		1,737
NPC International, Inc.
9.50%, 05/01/2014	2,670		2,670
Peninsula Gaming LLC
8.38%, 08/15/2015 -144A	335		335
10.75%, 08/15/2017 -144A	1,490		1,497
Pinnacle Entertainment, Inc.
7.50%, 06/15/2015	710		628
Pokagon Gaming Authority
10.38%, 06/15/2014 -144A	555		577
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	1,005		937
7.00%, 06/15/2013	1,605		1,529
7.25%, 06/15/2016	970		870
8.75%, 02/02/2011	240		245
San Pasqual Casino
8.00%, 09/15/2013 -144A §	475		458
Seminole Hard Rock Entertainment, Inc.
2.80%, 03/15/2014 -144A *	995		801
Sheraton Holding Corp.
7.38%, 11/15/2015	660		650
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	565		533
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 -144A §	2,435		2,192
Waterford Gaming LLC
8.63%, 09/15/2014 -144A §	3,066		1,755
WMG Acquisition Corp.
9.50%, 06/15/2016 -144A	2,935		3,097
Household Durables - 0.3%
Sealy Mattress Co.
8.25%, 06/15/2014	985		911
10.88%, 04/15/2016 -144A	360		397
Household Products - 1.6%
Amscan Holdings, Inc.
8.75%, 05/01/2014	3,590		3,411
Yankee Acquisition Corp -Series B.
8.50%, 02/15/2015	5,755		5,409
9.75%, 02/15/2017	585		537
Independent Power Producers & Energy Traders - 2.8%
AES Corp.
8.00%, 10/15/2017	1,500		1,509
8.75%, 05/15/2013 -144A	182		185
Edison Mission Energy
7.00%, 05/15/2017	3,550		2,964
7.20%, 05/15/2019	760		616
7.50%, 06/15/2013	1,040		975
NRG Energy, Inc.
7.25%, 02/01/2014	555		545
7.38%, 01/15/2017	6,895		6,672
RRI Energy, Inc.
7.63%, 06/15/2014	210		206
7.88%, 06/15/2017	3,235		3,158
Insurance - 0.5%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 -144A	1,120		1,092
Hub International Holdings, Inc.
9.00%, 12/15/2014 -144A	1,340		1,293
USI Holdings Corp.
4.32%, 11/15/2014 -144A *	980		815
Internet & Catalog Retail - 0.8%
Expedia, Inc.
8.50%, 07/01/2016 -144A	2,565		2,706
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	2,065		2,117
IT Services - 1.1%
SunGard Data Systems, Inc.
10.63%, 05/15/2015 -144A	5,985		6,344
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc.
8.00%, 09/15/2016 -144A	2,490		2,583
Machinery - 1.9%
Altra Industrial Motion, Inc.
9.00%, 12/01/2011	1,680		1,714
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000		930
Chart Industries, Inc.
9.13%, 10/15/2015	850		850
Commercial Vehicle Group, Inc.
8.00%, 07/01/2013	710		422
Greenbrier Cos., Inc.
8.38%, 05/15/2015	1,590		1,290
Stewart & Stevenson LLC
10.00%, 07/15/2014	2,750		2,530
Terex Corp.
8.00%, 11/15/2017	945		867
10.88%, 06/01/2016	2,630		2,867
Media - 6.8%
Affinion Group, Inc.
10.13%, 10/15/2013	470		483
11.50%, 10/15/2015	1,685		1,731
AMC Entertainment, Inc.
8.00%, 03/01/2014	2,505		2,417
8.75%, 06/01/2019	200		207
11.00%, 02/01/2016	6,780		7,220
Catalina Marketing Corp.
10.50%, 10/01/2015 -144A Ώ	485		486
11.63%, 10/01/2017 -144A §	1,848		1,850
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/2013 Џ	1,995		2,025
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Media - 6.8% (continued)
Charter Communications Operating, LLC
10.38%, 04/30/2014 -144A Џ	$3,535	$3,605
Dex Media, Inc. - Series B
9.88%, 08/15/2013 Џ	1,266	228
Interpublic Group of Cos., Inc.
10.00%, 07/15/2017 -144A	2,310	2,495
Kabel Deutschland GmbH
10.63%, 07/01/2014	1,520	1,600
Local Insight Regatta Holdings, Inc. - Series B
11.00%, 12/01/2017	445	223
Marquee Holdings, Inc.
9.51%, 08/15/2014	2,495	2,065
MediMedia USA, Inc.
11.38%, 11/15/2014 -144A §	1,365	983
Nielsen Finance LLC
10.00%, 08/01/2014	4,185	4,205
11.50%, 05/01/2016	1,750	1,838
11.63%, 02/01/2014	225	237
zero coupon, 08/01/2016 Ђ	1,365	1,075
Rainbow National Services LLC
10.38%, 09/01/2014 -144A	605	637
Reader’s Digest Association Inc.
9.00%, 02/15/2017 Џ	4,115	62
Sirius XM Radio, Inc.
9.75%, 09/01/2015 -144A	1,135	1,158
XM Satellite Radio, Inc.
11.25%, 06/15/2013 -144A	1,730	1,808
13.00%, 08/01/2013 -144A^	2,230	2,185
Metals & Mining - 2.7%
Cii Carbon LLC
11.13%, 11/15/2015 -144A	1,630	1,565
FMG Finance Property, Ltd.
4.36%, 09/01/2011 -144A *	300	303
10.63%, 09/01/2016 -144A	1,500	1,661
Novelis, Inc.
11.50%, 02/15/2015 -144A	675	682
Rathgibson, Inc.
11.25%, 02/15/2014 Џ	2,145	794
Teck Resources, Ltd.
9.75%, 05/15/2014	2,375	2,613
10.25%, 05/15/2016	1,785	2,017
10.75%, 05/15/2019	5,375	6,247
Multiline Retail - 3.2%
General Nutrition Centers, Inc.
5.18%, 03/15/2014 * Ώ	5,695	5,040
10.75%, 03/15/2015	2,580	2,590
Neiman-Marcus Group, Inc.
9.00%, 10/15/2015 ^	5,278	4,513
10.38%, 10/15/2015 Ώ^	8,260	7,062
Oil, Gas & Consumable Fuels - 6.8%
Allis-Chalmers Energy, Inc.
9.00%, 01/15/2014	1,380	1,125
Arch Coal, Inc.
8.75%, 08/01/2016 -144A	655	675
Berry Petroleum Co.
10.25%, 06/01/2014	1,695	1,809
Bill Barrett Corp.
9.88%, 07/15/2016	340	358
Chesapeake Energy Corp.
9.50%, 02/15/2015	1,375	1,447
Clayton Williams Energy, Inc.
7.75%, 08/01/2013	1,195	1,028
Compton Petroleum Finance Corp.
7.63%, 12/01/2013	2,020	1,525
Concho Resources, Inc.
8.63%, 10/01/2017	530	543
Denbury Resources, Inc.
7.50%, 12/15/2015	1,200	1,191
9.75%, 03/01/2016	2,685	2,853
El Paso Corp.
9.63%, 05/15/2012	1,405	1,459
Forbes Energy Services LLC
11.00%, 02/15/2015	3,120	2,496
Holly Corp.
9.88%, 06/15/2017 -144A	1,735	1,774
Opti Canada, Inc.
7.88%, 12/15/2014	1,075	822
8.25%, 12/15/2014	935	725
PetroHawk Energy Corp.
9.13%, 07/15/2013	1,450	1,490
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,152
Quicksilver Resources, Inc.
7.13%, 04/01/2016	2,715	2,355
11.75%, 01/01/2016	2,415	2,663
Sandridge Energy, Inc.
8.00%, 06/01/2018 -144A	1,990	1,915
8.63%, 04/01/2015	3,040	3,013
SemGroup, LP
8.75%, 11/15/2015 -144A § Џ	2,985	194
SESI LLC
6.88%, 06/01/2014	290	277
Tesoro Corp.
9.75%, 06/01/2019	580	603
United Refining Co.
10.50%, 08/15/2012	5,970	5,135
Williams Cos., Inc.
8.75%, 01/15/2020	885	1,017
Paper & Forest Products - 3.5%
Domtar Corp.
10.75%, 06/01/2017	1,795	2,010
Georgia-Pacific LLC
7.13%, 01/15/2017 -144A	745	728
International Paper Co.
7.95%, 06/15/2018	290	314
9.38%, 05/15/2019	5,730	6,709
Newpage Corp.
10.00%, 05/01/2012	1,870	1,234
11.38%, 12/31/2014 -144A	6,645	6,529
12.00%, 05/01/2013	620	290
Verso Paper Holdings LLC/Verso Paper, Inc. - Series B
4.23%, 08/01/2014 *	425	264
11.38%, 08/01/2016	3,160	1,983
Pharmaceuticals - 0.8%
Elan Corp. PLC
8.75%, 10/15/2016 -144A	2,540	2,502
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Pharmaceuticals - 0.8% (continued)
Elan Finance PLC/Elan Finance Corp.
8.88%, 12/01/2013	$925	$932
Valeant Pharmaceuticals International
8.38%, 06/15/2016 -144A	1,230	1,248
Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts, LP - Series Q
6.75%, 06/01/2016	3,180	3,021
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.
11.63%, 06/15/2017 -144A	1,160	1,253
Retail Store - 0.1%
Duane Reade, Inc.
11.75%, 08/01/2015 -144A	335	352
Road & Rail - 0.3%
Hertz Corp.
8.88%, 01/01/2014	1,155	1,166
10.50%, 01/01/2016	415	432
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.
7.75%, 11/01/2012	2,335	2,102
Amkor Technology, Inc.
9.25%, 06/01/2016	7,445	7,668
Avago Technologies Finance Pte
10.13%, 12/01/2013	♦	♦
11.88%, 12/01/2015	3,030	3,303
Specialty Retail - 3.0%
Limited Brands, Inc.
8.50%, 06/15/2019 -144A	2,735	2,861
Sally Holdings LLC
10.50%, 11/15/2016	7,490	7,809
Toys “R” Us, Inc.
7.38%, 10/15/2018	215	187
7.63%, 08/01/2011 ^	1,840	1,812
7.88%, 04/15/2013	1,625	1,560
Toys “R” Us, Property Company, Inc., LLC
10.75%, 07/15/2017 -144A	3,345	3,596
Textiles, Apparel & Luxury Goods - 1.7%
Levi Strauss & Co.
8.88%, 04/01/2016	1,620	1,640
9.75%, 01/15/2015	250	260
Oxford Industries, Inc.
11.38%, 07/15/2015	1,720	1,843
Perry Ellis International, Inc. - Series B
8.88%, 09/15/2013	4,700	4,535
Phillips-Van Heusen Corp.
8.13%, 05/01/2013	205	209
Quiksilver, Inc.
6.88%, 04/15/2015	2,305	1,723
Trading Companies & Distributors - 0.1%
Interline Brands, Inc.
8.13%, 06/15/2014	545	534
Transportation Infrastructure - 0.6%
Kansas City Southern de Mexico SA de CV
7.38%, 06/01/2014	805	781
7.63%, 12/01/2013	2,655	2,575
9.38%, 05/01/2012	400	406
Wireless Telecommunication Services - 2.2%
Digicel Group, Ltd.
9.13%, 01/15/2015 -144A	4,862	4,546
12.00%, 04/01/2014 -144A	1,030	1,148
Digicel, Ltd.
9.25%, 09/01/2012 -144A	3,375	3,426
NII Capital Corp.
10.00%, 08/15/2016 -144A	2,380	2,475
SBA Telecommunications, Inc.
8.00%, 08/15/2016 -144A	985	1,007
8.25%, 08/15/2019 -144A	660	680

Total Corporate Debt Securities (cost $533,891)		521,078

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.5%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 4.50% ▲ Ž	19,142	1,571
Chesapeake Energy Corp. 5.00% - 144A ▲ Ž	2,304	208
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. 6.25% ▲	18,825	1,017

Total Convertible Preferred Stocks (cost $3,004)		2,796

PREFERRED STOCK - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Fontainebleau Resorts 12.50% ▲ § Ώ ә	3,826,550	385

Total Preferred Stocks (cost $3,759)

COMMON STOCKS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. ‡	12,233	110
Delta Air Lines, Inc. (Escrow Certificates) ‡	500,000	3
Hotels, Restaurants & Leisure - 0.0%
HRP Corp. -Class B ‡ ә	970	♦
Shreveport Gaming Holdings, Inc. ә	889	12
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates)§ ‡ ә	1,770,000	♦
Media - 0.0%
Adelphia Communications Corp. (Escrow Certificates) ‡	2,765,000	62
Real Estate Management & Development - 0.0%
Ashton Woods USA LLC -Class B § ‡	10,080	♦

Total Common Stocks (cost $523)		187

INVESTMENT COMPANY - 0.0%
Diversified Financial Services - 0.0%
Adelphia Recovery Trust ‡	2,697,805	67
Total Investment Company (cost $2,666)

	Principal	Value

LOAN ASSIGNMENTS - 7.1%
Aerospace & Defense - 0.7%
Hawker Beechcraft Acquisition Company LLC, Letter of Credit 2.28%, 03/26/2014 *	$305	235
Hawker Beechcraft Acquisition Company LLC, Term Loan 2.26%, 03/26/2014 *	5,171	3,974
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Automobiles - 0.7%
Ford Motor Co., Term Loan
3.49%, 12/16/2013 *	$4,468	$3,984
Building Products - 0.3%
Panolam Industries Holdings, Term Loan
5.00%, 09/30/2012 *	2,250	1,839
Commercial Services & Supplies - 0.4%
Neff Rental, Inc., 2nd Lien Term Loan
3.74%, 11/20/2014 *	750	154
Viant Holdings, Inc., Term Loan B
2.54%, 06/25/2014 *	2,394	2,347
Containers & Packaging - 0.3%
Smurfit-Stone Container Canada Enterprises, Inc., CAD Revolver
2.99%, 11/01/2009 *	191	186
Smurfit-Stone Container Enterprises, Corp., Revolver
3.19%, 11/02/2009 *	577	559
Smurfit-Stone Container Enterprises, Inc., Offering Credit Link
4.50%, 11/01/2011 *	224	216
Smurfit-Stone Container Enterprises, Inc., Term Loan B
2.57%, 11/01/2011 *	347	334
Smurfit-Stone Container Enterprises, Inc., Term Loan C
2.57%, 11/01/2011 *	677	654
Smurfit-Stone Container Enterprises, Inc., Term Loan C1
2.57%, 11/01/2011 *	175	169
Diversified Financial Services - 0.3%
Ceva Sante Animale, Letter of Credit
3.28%, 08/02/2015 *	255	215
Ceva Sante Animale, Term Loan
3.26%, 06/29/2015 *	763	641
Veyance Technologies, Inc., 2nd Lien Term Loan
5.99%, 07/13/2015 *	1,440	853
Diversified Telecommunication Services - 1.1%
Travelport LLC, Dollar Term Loan
2.76%, 08/23/2013 *	3,690	3,444
Travelport LLC, Letter of Credit
2.78%, 08/23/2013 *	660	616
Travelport LLC, Term Loan C
10.50%, 08/23/2013 *	2,350	2,397
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2
3.75%, 10/10/2014 *	5,061	4,019
Food Products - 0.1%
Dole Foods Co., Inc., Credit Link
0.51%, 04/12/2013 *	66	67
Dole Foods Co., Inc., Term Loan B
8.00%, 04/12/2013 *	116	117
Dole Foods Co., Inc., Term Loan C
8.00%, 04/12/2013 *	431	437
Hotels, Restaurants & Leisure - 0.7%
BLB Worldwide Holdings, 2nd Lien Term Loan
5.69%, 07/18/2012 * Ω Џ	2,010	136
Cannery Casino Resorts LLC, 2nd Lien Term Loan
4.50%, 05/16/2014 *	860	608
Great Lakes Entertainment LLC, Term Loan
9.00%, 08/15/2012 *	1,592	1,512
Hit Entertainment, Inc., Tranche LN227528, 2nd Lien Term Loan
5.98%, 02/05/2013 *	3,260	1,688
Household Products - 0.1%
Amscan Holdings, Inc., Term Loan
2.65%, 05/25/2013 *	860	769
Media - 0.1%
Nielsen Finance LLC, Class A, Term Loan
2.25%, 08/09/2013 *	918	860
Metals & Mining - 0.2%
Rathgibson, Inc., Term Loan
10.70%, 02/10/2010 *	1,403	1,403
Paper & Forest Products - 0.3%
Newpage Corp., 1st Lien Term Loan zero coupon, 12/21/2014 *	1,610	1,606
Pharmaceuticals - 0.5%
Rite Aid Corp., Tranche 4, Term Loan
9.50%, 06/10/2015 *	2,580	2,694
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc., Term Loan B
2.01%, 11/29/2013 *	2,159	1,740
Specialty Retail - 0.3%
Rental Service Corp., 2nd Lien Term Loan
4.04%, 11/30/2013 *	1,778	1,575

Total Loan Assignments (cost $40,801)		42,048

CONVERTIBLE BONDS - 1.1%
Diversified Financial Services - 0.1%
Petroplus Finance, Ltd -Series PPHN.
3.38%, 03/26/2013	800	802
Diversified Telecommunication Services - 0.1%
Virgin Media, Inc.
6.50%, 11/15/2016 -144A	510	534
Health Care Providers & Services - 0.3%
LifePoint Hospitals, Inc.
3.25%, 08/15/2025	1,750	1,531
Machinery - 0.3%
Terex Corp.
4.00%, 06/01/2015	1,080	1,607
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc.
2.75%, 08/15/2025	1,965	1,928

Total Convertible Bonds (cost $4,958)		6,402

REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $11,270 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $11,497).	11,270	11,270
Total Repurchase Agreement (cost $11,270)
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	10,382,450	$10,382

Total Securities Lending Collateral (cost $10,382)

Total Investment Securities (cost $611,619) #		$594,980
Other Assets and Liabilities - Net		(3,849)

Net Assets		$591,131

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock

Џ	In default.

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

§	Illiquid. These securities aggregated $13,155, or 2.23%, of the Fund’s net assets.

ə	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

Ω	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

♦	Value and/or principal is less than $1.

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.

٨	All or a portion of this security is on loan. The value of all securities on loan is $10,181.

▲	Rate shown reflects the yield at 09/30/2009.

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $611,619. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,748 and $59,387, respectively. Net unrealized depreciation for tax purposes is $16,639.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $171,317, or 28.98%, of the Fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$—	$62	$12	$74
Equities — Energy	1,780	—	—	1,780
Equities — Financials	—	—	—	—
Equities — Industrials	110	3	—	113
Equities — Telecommunication Services	1,017	—	—	1,017
Equities — Utilities	—	—	—	—
Fixed Income — Consumer Discretionary	—	166,293	1,897	168,190
Fixed Income — Consumer Staples	—	24,526	—	24,526
Fixed Income — Energy	—	41,780	—	41,780
Fixed Income — Financials	—	50,584	—	50,584
Fixed Income — Health Care	—	45,726	—	45,726
Fixed Income — Industrials	—	66,323	—	66,323
Fixed Income — Information Technology	—	21,810	—	21,810
Fixed Income — Materials	—	58,061	—	58,061
Fixed Income — Telecommunication Services	—	71,300	—	71,300
Fixed Income — Utilities	—	21,977	—	21,977
Investment Company — Financials	—	—	67	67
Security Lending Collateral	10,382	—	—	10,382
Cash & Cash Equivalent — Repurchase Agreement	—	11,270	—	11,270

Total	$13,289	$579,715	$1,976	$594,980

Level 3 Rollforward

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	12/31/2008	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	9/30/2009
Investment Company - Financials	$47	$—	$—	$—	$20	$—	$67
Fixed Income - Consumer Discretionary	$4,720	$(39)	$2	$7	$(598)	$(2,195)	$1,897
Equities - Utilities	$14	$—	$—	$—	$(2)	$—	$12

Total	$4,781	$(39)	$2	$7	$(580)	$(2,195)	$1,976

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 3.4%
U.S. Treasury Bond
3.50%, 02/15/2039	$275	$249
4.25%, 05/15/2039	740	766
4.50%, 08/15/2039	760	819
U.S. Treasury Inflation Indexed Bond, TIPS
1.75%, 01/15/2028	103	98
2.50%, 01/15/2029	221	237
U.S. Treasury Inflation Indexed Note, TIPS
0.88%, 04/15/2010	2,217	2,217
1.63%, 01/15/2015	271	276
2.00%, 07/15/2014	34	36
U.S. Treasury Note
3.00%, 09/30/2016	420	422
3.13%, 05/15/2019	14	14
3.63%, 08/15/2019	10	10

Total U.S. Government Obligations (cost $5,018)		5,144

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
Fannie Mae
Zero Coupon, 10/09/2019 δ	110	61
5.00%, 05/25/2018- 02/01/2036 δ	1,861	1,957
5.50%, 07/01/2019- 04/01/2036 δ	1,958	2,053
6.00%, 03/25/2029- 08/01/2034 δ	422	452
6.02%, 11/25/2010 δ	600	627
6.50%, 07/01/2031- 10/01/2031 δ	15	17
7.00%, 01/01/2016- 12/01/2016 δ	72	78
7.50%, 09/01/2030- 06/01/2031 δ	20	23
Fannie Mae, TBA
5.00%, 10/01/2039- 11/01/2039	4,100	4,224
5.50%, 10/01/2024- 10/01/2039	2,900	3,043
6.00%, 10/01/2024	200	213
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 -144A δ	350	373
Freddie Mac
5.50%, 11/01/2035 δ	67	70
Freddie Mac, TBA
5.00%, 10/01/2024- 10/01/2039	1,900	1,977
Ginnie Mae
5.00%, 06/15/2033- 06/15/2035 δ	988	1,028
7.00%, 01/15/2028	2	3
Ginnie Mae, TBA
5.00%, 10/01/2039	200	207
5.50%, 10/01/2039	1,300	1,366
Resolution Funding Corp. -Strip
Zero Coupon, 07/15/2018 - 10/15/2018 §	500	351
Tennessee Valley Authority
5.25%, 09/15/2039	60	63

Total U.S. Government Agency Obligations (cost $17,754)		18,186

MORTGAGE-BACKED SECURITIES - 7.1%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.69%, 02/25/2035 *δ	118	71
Series 2004-5, Class 7A2
0.65%, 04/25/2035 *δ	31	26
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 δ	250	243
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.48%, 12/25/2036 *	1,272	284
Countrywide Alternative Loan Trust
Series 2005-36, Class 3A1
4.85%, 08/25/2035	269	195
Series 2005-56, Class 4A1
0.58%, 11/25/2035 *	709	360
Series 2005-59, Class 1A1
0.62%, 11/20/2035 *	772	416
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-R3, Class AF
0.67%, 09/25/2035 -144A *δ	652	432
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4
5.54%, 12/10/2049 δ	720	562
GMAC Mortgage Corp. Loan Trust
Series 2005-AR1, Class 3A
4.63%, 03/18/2035 *	596	397
GS Mortgage Securities Corp. II
Series 2001-1285, Class C
6.71%, 08/15/2018 -144A	160	171
Impac CMB Trust
Series 2004-6, Class 1A1
1.07%, 10/25/2034 *	216	129
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
6.16%, 09/25/2037 *	506	357
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A2
5.10%, 09/25/2035	181	118
Series 2007-AR15, Class 2A1
5.65%, 08/25/2037 *	574	310
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1
3.77%, 07/25/2034 *	406	375
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
5.04%, 05/25/2034 *	283	261
Series 2005-A4, Class 2A2
4.46%, 07/25/2035	1,098	835
Series 2005-A5, Class A3
4.44%, 06/25/2035	1,300	826
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.66%, 05/12/2039 *	500	469
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.59%, 10/25/2028 *	162	128
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.99%, 08/13/2042	190	185
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 1A
0.72%, 07/25/2034 *	155	106
Prime Mortgage Trust
Series 2006-DR1, Class 1A1
5.50%, 05/25/2035 -144A	598	573
Series 2006-DR1, Class 1A2
6.00%, 05/25/2035 -144A	265	255
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.67%, 10/25/2045 *	1,345	717
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 7.1% (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1
5.06%, 07/25/2035	$676	$463
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.63%, 01/19/2034 *	273	163
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1A
0.59%, 01/25/2045 *	255	156
Series 2005-AR13, Class A1A1
0.56%, 10/25/2045 *	441	238
Series 2005-AR13, Class A1B3
0.63%, 10/25/2045 *	473	201
Series 2005-AR15, Class A1A2
0.55%, 11/25/2045 *	558	326
Series 2007-HY4, Class 4A1
5.50%, 09/25/2036 *	429	322

Total Mortgage-Backed Securities (cost $16,146)		10,670

ASSET-BACKED SECURITIES - 2.1%
Accredited Mortgage Loan Trust
Series 2005-3, Class A1
0.51%, 09/25/2035 *δ	245	192
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 1A3A
6.50%, 10/25/2036 δ	2,666	1,417
Countrywide Asset-Backed Certificates
Series 2005-4, Class AF3
4.46%, 10/25/2035 δ	139	130
Countrywide Home Equity Loan Trust
Series 2005-G, Class 2A
0.47%, 12/15/2035 *	312	97
GMAC Mortgage Corp. Loan Trust
Series 2006-HE1, Class A
0.48%, 11/25/2036 *	1,029	345
GSAMP Trust
Series 2006-SD2, Class A1
0.36%, 05/25/2046 -144A *δ	350	319
Lehman XS Trust
Series 2005-5N, Class 1A1
0.57%, 11/25/2035 *	397	210
Series 2005-7N, Class 1A1B
0.57%, 12/25/2035 *	306	82
Series 2006-GP4, Class 3A1A
0.34%, 08/25/2046 *	276	238
Nelnet Student Loan Trust
Series 2008-4, Class A4
1.98%, 04/25/2017 *	170	174

Total Asset-Backed Securities (cost $5,917)		3,204

MUNICIPAL GOVERNMENT OBLIGATION - 0.6%
Virginia Housing Development Authority,
Series C, Revenue Bond
6.00%, 06/25/2034	885	884

Total Municipal Government Obligation (cost $870)

CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.1%
Boeing Co.
4.88%, 02/15/2020 δ	90	93
Airlines - 0.5%
Continental Airlines, Inc.
Series 2007-1A,
5.98%, 04/19/2022 δ	400	378
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 11/18/2010 δ	300	297
Series 2007-1, Class A
6.82%, 08/10/2022	88	81
Automobiles - 0.3%
Daimler Finance North America LLC
5.88%, 03/15/2011 δ	300	311
General Motors Corp.
8.25%, 07/15/2023 ٨ Џ	470	73
Beverages - 0.2%
Diageo Capital PLC
7.38%, 01/15/2014δ	310	360
Biotechnology - 0.1%
FMC Finance III SA
6.88%, 07/15/2017	120	116
Capital Markets - 0.4%
Goldman Sachs Group, Inc. ٨
4.50%, 06/15/2010	170	174
5.45%, 11/01/2012	70	75
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ	100	17
6.75%, 12/28/2017 Џ	480	♦
Morgan Stanley
Series MTNF
0.96%, 10/18/2016 *	100	89
Series MTNF
5.63%, 01/09/2012	260	276
Chemicals - 0.0%
Westlake Chemical Corp.
6.63%, 01/15/2016	27	25
Commercial Banks - 0.6%
BAC Capital Trust XIV
5.63%, 12/31/2049 Ž	10	7
Barclays Bank PLCδ
5.20%, 07/10/2014	120	127
Glitnir Banki HF
6.33%, 07/28/2011 -144A § Џ	160	39
6.69%, 06/15/2016 -144A ■ § Џ	380	♦
ICICI Bank, Ltd.
6.38%, 04/30/2022 Reg S ■	100	82
Landsbanki Islands HF
6.10%, 08/25/2011 -144A § Џ	140	7
Santander Issuances S.A.
5.81%, 06/20/2016 -144A ■	260	231
Wachovia Corp.
5.25%, 08/01/2014	430	436
Wells Fargo Capital X
5.95%, 12/15/2036	130	113
Commercial Services & Supplies - 0.0%
Service Corp. International
7.50%, 04/01/2027	35	31
7.63%, 10/01/2018	40	41
Consumer Finance - 0.2%
Aiful Corp.
5.00%, 08/10/2010 -144A	200	107
American Express Co. δ
6.80%, 09/01/2066 * ■	190	162
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Consumer Finance - 0.0% (continued)
Tyco International Finance
6.38%, 10/15/2011	$30	$32
Diversified Financial Services - 2.6%
AGFC Capital Trust I
6.00%, 01/15/2067 -144A ■	100	40
ASIF Global Financing XIXδ
4.90%, 01/17/2013 -144A	40	36
Bear Stearns Cos. LLCδ
7.25%, 02/01/2018	140	160
Caterpillar Financial Services Corp.δ
Series MTNF, Class
6.20%, 09/30/2013	210	233
Citigroup, Inc.δ
5.00%, 09/15/2014	330	314
5.50%, 10/15/2014	50	50
6.38%, 08/12/2014	50	52
6.88%, 03/05/2038	300	301
Ford Motor Credit Co. LLC
5.55%, 06/15/2011 *	129	123
General Electric Capital Corp.
6.00%, 08/07/2019	90	91
Series MTNA,
6.88%, 01/10/2039	480	504
GMAC, Inc.
8.00%, 11/01/2031 -144A	165	133
Goldman Sachs Capital IIλ
5.79%, 12/29/2049 ■ Ž	20	14
ILFC E-Capital Trust II
6.25%, 12/21/2065 -144A ■	250	126
JPMorgan Chase & Co.
5.13%, 09/15/2014	220	229
5.15%, 10/01/2015	270	280
6.13%, 06/27/2017	220	232
Kaupthing Bank Hf
7.13%, 05/19/2016 -144A * § Џ	130	♦
Series I,
7.63%, 02/28/2015 -144A * § ə Џ	710	151
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 * Џ	120	♦
Merna Reinsurance, Ltd.
Series B,
2.03%, 07/07/2010 -144A *	300	292
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/2016 ■ Ž	170	157
Resona Preferred Global Securities
Cayman, Ltd.
7.19%, 12/29/2049 -144A ■ Ž	235	195
SLM Corp.
Series MTN,
5.05%, 11/14/2014	60	44
Series MTNA,
5.00%, 10/01/2013	265	211
Series MTNA,
5.00%, 04/15/2015	10	7
Series MTNA,
5.63%, 08/01/2033	45	28
TNK-BP Finance SA
7.50%, 07/18/2016 -144A	110	107
Diversified Telecommunication Services - 1.3%
AT&T, Inc.δ
5.10%, 09/15/2014	190	205
5.50%, 02/01/2018	60	63
6.55%, 02/15/2039	150	164
Deutsche Telekom International Finance BVδ
5.75%, 03/23/2016	180	191
Frontier Communications Corp.
7.88%, 01/15/2027	10	9
9.25%, 05/15/2011	15	16
Koninklijke KPN NV
8.38%, 10/01/2030	220	284
Level 3 Financing, Inc.
9.25%, 11/01/2014	90	79
Sprint Capital Corp.
8.75%, 03/15/2032	60	57
Telecom Italia Capital SA
5.25%, 10/01/2015	200	207
7.00%, 06/04/2018	70	77
Verizon Communications, Inc.
8.95%, 03/01/2039	90	123
Verizon Global Funding Corp.
7.38%, 09/01/2012	50	57
Verizon New York, Inc.
Series A,
6.88%, 04/01/2012	300	325
Windstream Corp.
8.63%, 08/01/2016	140	143
Electric Utilities - 0.3%
Exelon Corp.δ
5.63%, 06/15/2035	5	5
FirstEnergy Corp.δ
Series B,
6.45%, 11/15/2011	7	8
Series C,
7.38%, 11/15/2031	155	173
Pacific Gas & Electric Co.
5.80%, 03/01/2037	60	65
6.05%, 03/01/2034	90	100
8.25%, 10/15/2018	40	51
Energy Equipment & Services - 0.1%
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	80	80
7.75%, 05/15/2017	40	40
Complete Production Services, Inc.
8.00%, 12/15/2016	105	95
Food Products - 0.1%
Delhaize America, Inc.
9.00%, 04/15/2031 δ	93	122
Gas Utilities - 0.0%
Dynegy Holdings, Inc.
7.75%, 06/01/2019	75	64
Health Care Providers & Services - 0.4%
DaVita, Inc.
6.63%, 03/15/2013	75	74
HCA, Inc.
6.30%, 10/01/2012	6	6
6.75%, 07/15/2013	160	153
9.13%, 11/15/2014	20	21
9.25%, 11/15/2016	160	165
9.63%, 11/15/2016 Ω	27	28
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Health Care Providers & Services - 0.4% (continued)
Humana, Inc.
7.20%, 06/15/2018	$50	$51
Tenet Healthcare Corp.
9.00%, 05/01/2015 -144A	45	47
10.00%, 05/01/2018 -144A	45	50
WellPoint, Inc.
5.88%, 06/15/2017	20	21
Healthcare Providers & Services - 0.0%
AmerisourceBergen Corp.δ
5.88%, 09/15/2015	40	43
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.
6.75%, 04/15/2014	25	22
7.13%, 02/01/2016 ٨	80	71
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 § Џ	30	14
MGM Mirage, Inc.
6.63%, 07/15/2015 ٨	5	4
7.63%, 01/15/2017	45	35
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013	15	12
Station Casinos, Inc.
6.88%, 03/01/2016 § Џ	10	♦
7.75%, 08/15/2016 § Џ	90	27
Independent Power Producers & Energy Traders - 0.8%
AES Corp.
7.75%, 10/15/2015	80	80
8.00%, 10/15/2017	150	152
Dominion Resources, Inc.δ
4.75%, 12/15/2010	70	72
5.70%, 09/17/2012	140	153
Series D,
8.88%, 01/15/2019	80	101
Edison Mission Energy
7.00%, 05/15/2017	70	58
7.20%, 05/15/2019	90	73
7.63%, 05/15/2027	40	29
Energy Future Holdings Corp.
10.88%, 11/01/2017 Ђ	10	8
11.25%, 11/01/2017 Ω	400	264
NRG Energy, Inc.
7.25%, 02/01/2014	100	98
7.38%, 01/15/2017	10	10
Insurance - 0.4%
American International Group, Inc.
Series MTNG, Class
5.85%, 01/16/2018 δ	40	29
MetLife, Inc.
6.40%, 12/15/2036	430	363
Travelers Cos., Inc.
6.25%, 03/15/2037 ■	250	220
Media - 0.8%
CCH I Capital Corp.
11.00%, 10/01/2015 § ^ Џ	60	11
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 -144A	40	38
Comcast Cable Communications LLC
8.88%, 05/01/2017 δ	150	186
Comcast Corp.
5.88%, 02/15/2018 δ	20	21
6.50%, 01/15/2015 δ	240	268
6.50%, 01/15/2017 δ	20	22
CSC Holdings, Inc.
8.63%, 02/15/2019 -144A	5	5
Series B,
7.63%, 04/01/2011	10	10
DirecTV Holdings LLC/DirecTV Financing Co., Inc.δ
4.75%, 10/01/2014 -144A	60	60
Dish DBS Corp.
7.00%, 10/01/2013	30	30
7.75%, 05/31/2015	25	26
Lamar Media Corp.
Series B,
6.63%, 08/15/2015	10	9
Liberty Media LLC
5.70%, 05/15/2013	10	9
News America, Inc.
6.65%, 11/15/2037	10	10
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	80	99
Sun Media Corp.
7.63%, 02/15/2013	30	23
Time Warner Cable, Inc.
8.25%, 04/01/2019	130	157
8.75%, 02/14/2019	10	12
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	80	96
Time Warner, Inc.δ
6.88%, 05/01/2012	160	176
Metals & Mining - 0.5%
Alcoa, Inc.
6.00%, 07/15/2013 δ	180	188
Freeport-McMoRan Copper & Gold, Inc.δ
8.38%, 04/01/2017	190	202
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	210	227
Steel Dynamics, Inc.
6.75%, 04/01/2015	65	62
Vale Overseas, Ltd.
6.88%, 11/21/2036	101	104
Multiline Retail - 0.0%
JC Penney Corp., Inc.
7.40%, 04/01/2037	20	18
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Finance Co.
Series B,
7.50%, 05/01/2031 δ	125	138
Anadarko Petroleum Corp.
6.45%, 09/15/2036 δ	35	36
Apache Corp.δ
6.00%, 09/15/2013	150	167
Cenovus Energy, Inc.
6.75%, 11/15/2039 -144A δ	40	43
Chesapeake Energy Corp.
6.25%, 01/15/2018	20	18
6.38%, 06/15/2015	5	5
7.25%, 12/15/2018	5	5
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels - 2.5% (continued)
ConocoPhillipsδ
6.50%, 02/01/2039	$140	$161
ConocoPhillips Holding Co.
6.95%, 04/15/2029 δ	80	94
El Paso Corp.
Series MTN,
7.80%, 08/01/2031	86	79
El Paso Natural Gas Co.
Series MTN, Class
8.38%, 06/15/2032 δ	130	156
Enterprise Products Operating LLC
9.75%, 01/31/2014 δ	250	302
Hess Corp.δλ
7.30%, 08/15/2031	100	112
7.88%, 10/01/2029	20	23
8.13%, 02/15/2019	150	180
Kerr-McGee Corp.
6.95%, 07/01/2024	180	193
7.88%, 09/15/2031	110	124
Kinder Morgan Energy Partners, LP
5.85%, 09/15/2012	50	54
6.00%, 02/01/2017	10	10
6.75%, 03/15/2011	190	201
Occidental Petroleum Corp.
7.00%, 11/01/2013	150	173
Opti Canada, Inc.
7.88%, 12/15/2014	50	38
Peabody Energy Corp.
Series B,
6.88%, 03/15/2013	40	40
Pemex Project Funding Master Trust
6.63%, 06/15/2035	307	297
Petrobras International Finance Co.
6.13%, 10/06/2016	80	85
Pride International, Inc.
7.38%, 07/15/2014	30	31
SemGroup, LP
8.75%, 11/15/2015 -144A § Џ	25	2
Shell International Finance BV
6.38%, 12/15/2038	80	95
Suburban Propane Partners LP
6.88%, 12/15/2013	95	94
Teekay Corp.
8.88%, 07/15/2011	20	21
Williams Co., Inc.
8.75%, 03/15/2032	20	23
Series A,
7.50%, 01/15/2031	320	328
XTO Energy, Inc.
6.50%, 12/15/2018	60	66
7.50%, 04/15/2012	190	211
Paper & Forest Products - 0.1%
Weyerhaeuser Co.
6.75%, 03/15/2012	90	94
Pharmaceuticals - 0.1%
Wyeth
5.95%, 04/01/2037	110	121
Real Estate Investment Trusts - 0.1%
Host Hotels & Resorts, LP
Series Q,
6.75%, 06/01/2016	50	48
Ventas Realty, LP / Ventas Capital Corp.
6.75%, 04/01/2017	40	39
Real Estate Management & Development - 0.1%
Realogy Corp.
12.38%, 04/15/2015 ^	230	127
Retail Store - 0.2%
CVS Caremark Corp.
6.94%, 01/10/2030 δ	251	254
Road & Rail - 0.0%
Hertz Corp.
8.88%, 01/01/2014	35	35
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc.
8.88%, 12/15/2014 ^	25	19
MagnaChip Semiconductor
5.25%, 12/15/2011 § Џ	40	♦
Tobacco - 0.1%
Reynolds American, Inc.
6.75%, 06/15/2017	100	104
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
5.63%, 11/15/2017 δ	50	53
Rogers Communications, Inc.
6.38%, 03/01/2014	40	44
6.75%, 03/15/2015	35	39
6.80%, 08/15/2018	20	22

Total Corporate Debt Securities (cost $22,409)		19,920

	Shares	Value

PREFERRED STOCKS - 0.0%
U.S. Government Agency Obligation - 0.0%
Fannie Mae
Series O, 7.00%, 12/31/19 ‡ Ž	600	2
Series S, 8.25%, 12/31/2010 ■ ‡	10,800	17
Freddie Mac
Series Z, 8.38%, ■ ‡ Ž	14,925	27

Total Preferred Stocks (cost $675)		46

COMMON STOCKS - 55.8%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	9,475	352
L-3 Communications Holdings, Inc.	859	69
Lockheed Martin Corp.	6,744	527
Northrop Grumman Corp.	8,337	431
Rockwell Collins, Inc.	1,185	60
United Technologies Corp.	14,685	895
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	1,826	64
FedEx Corp.	8,106	610
United Parcel Service, Inc. -Class B	19,662	1,110
Airlines - 0.0%
Southwest Airlines Co.	3,402	33
Auto Components - 0.2%
Johnson Controls, Inc.	13,426	343
Automobiles - 0.1%
Ford Motor Co. ‡	27,833	201
Automotive Parts & Equipment - 0.0%
Federal Mogul Corp. ‡	4,166	50
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Beverages - 1.3%
Coca-Cola Co.	16,332	877
Hansen Natural Corp. ‡	2,362	$87
PepsiCo, Inc.	17,414	1,021
Biotechnology - 1.5%
Amgen, Inc. ‡	12,562	757
Biogen Idec, Inc. ‡	10,045	507
Celgene Corp. ‡	3,060	171
Genzyme Corp. ‡	1,353	77
Gilead Sciences, Inc. ‡	16,314	760
Building Products - 0.0%
Armstrong World Industries, Inc. ‡	2,073	71
Capital Markets - 1.3%
Ameriprise Financial, Inc.	2,801	102
Bank of New York Mellon Corp.	15,660	454
Eaton Vance Corp.	2,956	83
Federated Investors, Inc. -Class B	5,656	149
Franklin Resources, Inc.	2,775	279
Morgan Stanley	7,042	217
State Street Corp.	1,696	89
T. Rowe Price Group, Inc.	11,314	518
Chemicals - 0.9%
CF Industries Holdings, Inc.	1,097	95
Dow Chemical Co.	7,096	185
Eastman Chemical Co.	4,335	232
EI du Pont de Nemours & Co.	10,522	337
Huntsman Corp.	5,881	54
Monsanto Co.	6,145	475
Commercial Banks - 1.7%
BB&T Corp.	11,960	326
Fifth Third Bancorp	11,295	114
PNC Financial Services Group, Inc.	1,696	82
U.S. Bancorp	23,174	507
Wells Fargo & Co.	53,302	1,502
Commercial Services & Supplies - 0.0%
RR Donnelley & Sons Co.	1,838	39
Communications Equipment - 1.6%
Cisco Systems, Inc. ‡	52,843	1,244
JDS Uniphase Corp. ‡	7,175	51
Motorola, Inc.	12,650	109
QUALCOMM, Inc.	19,228	865
Tellabs, Inc. ‡	7,439	51
Computers & Peripherals - 3.2%
Apple, Inc. ‡	5,116	948
Dell, Inc. ‡	31,152	475
EMC Corp./Massachusetts ‡	14,828	253
Hewlett-Packard Co.	15,527	733
International Business Machines Corp.	12,725	1,522
SanDisk Corp. ‡	2,246	49
Seagate Technology	29,597	450
Sun Microsystems, Inc. ‡	10,575	96
Western Digital Corp. ‡	7,241	265
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. ‡	1,878	86
URS Corp. ‡	1,277	56
Consumer Finance - 0.5%
American Express Co.	11,583	393
AmeriCredit Corp. ‡ ^	2,079	33
Capital One Financial Corp.	6,862	245
Discover Financial Services	8,999	146
Containers & Packaging - 0.2%
Ball Corp.	4,116	203
Packaging Corp. of America	2,657	54
Diversified Consumer Services - 0.1%
Apollo Group, Inc. -Class A ‡	1,435	106
Diversified Financial Services - 2.6%
Bank of America Corp.	93,504	1,582
Citigroup, Inc.	109,899	532
JPMorgan Chase & Co.	37,450	1,640
Moody’s Corp.	1,882	39
SEI Investments Co.	5,065	100
Diversified Operations - 1.2%
General Electric Co.	106,549	1,750
Diversified Telecommunication Services - 1.6%
AT&T, Inc. δ	71,088	1,920
Verizon Communications, Inc.	16,736	507
Electric Utilities - 1.1%
Duke Energy Corp.	60,260	949
Exelon Corp.	13,968	693
Electrical Equipment - 0.4%
Emerson Electric Co.	15,281	612
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. ‡	2,817	79
Avnet, Inc. ‡	4,650	121
Ingram Micro, Inc. -Class A ‡	15,086	254
Jabil Circuit, Inc.	3,182	43
Tech Data Corp. ‡	2,590	108
Tyco Electronics, Ltd.	6,952	155
Energy Equipment & Services - 0.9%
Exterran Holdings, Inc. ‡	4,828	115
Halliburton Co.	3,127	85
Patterson-UTI Energy, Inc.	17,617	266
Schlumberger, Ltd.	14,419	859
Unit Corp. ‡	2,307	95
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	18,817	673
Walgreen Co.	15,040	564
Wal-Mart Stores, Inc.	19,445	954
Food Products - 0.7%
Archer-Daniels-Midland Co.	12,346	360
Bunge, Ltd.	2,048	128
Hershey Co.	3,193	124
Hormel Foods Corp.	6,433	229
Tyson Foods, Inc. -Class A	13,914	176
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	1,204	69
Boston Scientific Corp. ‡	22,609	239
CareFusion Corp. ‡	3,586	78
Hologic, Inc. ‡	2,450	40
Medtronic, Inc.	5,645	208
Stryker Corp.	8,479	385
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	10,706	287
Coventry Health Care, Inc. ‡	9,709	194
Humana, Inc. ‡	1,449	54
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services - 1.0% (continued)
McKesson Corp.	3,028	$180
Medco Health Solutions, Inc. ‡	4,393	243
UnitedHealth Group, Inc.	11,612	291
WellPoint, Inc. ‡	5,110	242
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	6,379	212
Marriott International, Inc. -Class A	5,794	160
McDonald’s Corp.	9,407	536
Penn National Gaming, Inc. ‡	1,648	46
Wyndham Worldwide Corp.	6,420	105
Household Durables - 0.2%
D.R. Horton, Inc.	2,193	25
Harman International Industries, Inc.	4,217	143
Mohawk Industries, Inc. ‡	672	32
Whirlpool Corp.	613	43
Household Products - 1.4%
Colgate-Palmolive Co.	4,265	325
Procter & Gamble Co.	31,770	1,840
Independent Power Producers & Energy Traders - 0.1%
Dominion Resources, Inc.	1,873	65
Dynegy, Inc. -Class A ‡	17,813	45
Mirant Corp. ‡	4,890	80
Industrial Conglomerates - 0.2%
3M Co.	1,566	116
Tyco International, Ltd.	3,930	135
Insurance - 1.3%
Aflac, Inc.	2,757	118
Assurant, Inc.	1,059	34
Hartford Financial Services Group, Inc.	1,568	42
Lincoln National Corp.	5,963	155
MetLife, Inc.	12,564	478
Protective Life Corp.	2,320	50
Prudential Financial, Inc.	7,730	386
Travelers Cos., Inc.	5,100	251
Unum Group	23,522	503
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. ‡	5,579	521
Liberty Media Corp. - Interactive -Class A ‡	5,900	65
Internet Software & Services - 1.0%
eBay, Inc. ‡	5,561	131
Google, Inc. -Class A ‡	2,163	1,073
VeriSign, Inc. ‡	7,164	170
Yahoo!, Inc. ‡	7,467	133
IT Services - 0.4%
Accenture PLC -Class A	16,606	619
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. ‡	6,845	299
Machinery - 0.7%
AGCO Corp. ‡ ^	2,143	59
Caterpillar, Inc.	2,885	148
Cummins, Inc.	5,568	250
Deere & Co. ^	5,857	251
Eaton Corp.	2,272	129
Toro Co.	3,726	148
Trinity Industries, Inc.	5,114	88
Media - 1.8%
CBS Corp. -Class B	8,039	97
Comcast Corp. -Class A	42,530	717
News Corp. -Class A	27,497	330
News Corp. -Class B ^	14,758	206
Scripps Networks Interactive, Inc. - Class A	4,574	169
Time Warner, Inc.	23,519	677
Walt Disney Co.	15,145	416
Metals & Mining - 0.7%
Alcoa, Inc.	15,298	201
Commercial Metals Co.	6,480	116
Freeport-McMoRan Copper & Gold, Inc.	2,379	163
Newmont Mining Corp.	2,873	126
Nucor Corp.	5,023	237
Reliance Steel & Aluminum Co.	2,566	109
Schnitzer Steel Industries, Inc. -Class A	2,164	115
Multiline Retail - 0.6%
Big Lots, Inc. ‡	9,886	247
Dollar Tree, Inc. ‡	3,041	148
Family Dollar Stores, Inc.	5,534	146
Kohl’s Corp. ‡	5,500	314
Nordstrom, Inc.	2,775	85
Multi-Utilities - 0.2%
Integrys Energy Group, Inc.	971	35
MDU Resources Group, Inc.	2,295	48
NiSource, Inc.	5,832	81
Public Service Enterprise Group, Inc.	4,018	126
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. ‡	4,033	142
Apache Corp.	4,118	378
Chesapeake Energy Corp.	2,450	70
Chevron Corp.	19,735	1,390
Cimarex Energy Co.	5,075	220
ConocoPhillips	24,330	1,099
Devon Energy Corp.	14,714	991
Exxon Mobil Corp.	46,761	3,207
Hess Corp.	1,800	96
Marathon Oil Corp.	1,070	34
Occidental Petroleum Corp.	6,993	548
Peabody Energy Corp.	5,522	206
Valero Energy Corp.	6,840	133
XTO Energy, Inc.	4,068	168
Paper & Forest Products - 0.2%
International Paper Co.	11,226	250
Pharmaceuticals - 4.0%
Abbott Laboratories	4,745	235
Bristol-Myers Squibb Co.	8,929	201
Eli Lilly & Co.	26,311	869
Forest Laboratories, Inc. ‡	6,601	194
Johnson & Johnson	22,109	1,346
Merck & Co., Inc.	20,845	659
Pfizer, Inc.	97,079	1,607
Schering-Plough Corp.	13,131	371
Wyeth	10,907	530
Professional Services - 0.2%
Manpower, Inc.	5,534	314
The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Professional Services - 0.2% (continued)
Robert Half International, Inc.	1,706	$43
Real Estate Investment Trusts - 1.1%
AvalonBay Communities, Inc.	2,952	215
Federal Realty Investment Trust	2,961	182
Liberty Property Trust	1,925	63
Plum Creek Timber Co., Inc.	6,301	193
Public Storage	5,465	410
Rayonier, Inc.	5,052	207
Simon Property Group, Inc.	5,248	364
Road & Rail - 0.0%
Norfolk Southern Corp.	1,713	74
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. -Class A ‡	4,440	136
Integrated Device Technology, Inc. ‡	12,472	84
Intel Corp.	80,121	1,569
LSI Corp. ‡	18,845	103
Texas Instruments, Inc.	26,829	636
Software - 2.5%
Adobe Systems, Inc. ‡	7,934	262
CA, Inc.	2,254	50
Electronic Arts, Inc. ‡	2,825	54
Microsoft Corp.	89,486	2,316
Oracle Corp.	38,560	803
Symantec Corp. ‡	14,180	234
Specialty Retail - 1.1%
Aeropostale, Inc. ‡	3,235	141
Chico’s FAS, Inc. ‡	4,288	56
Gap, Inc.	6,925	148
Penske Automotive Group, Inc.	4,175	80
PetSmart, Inc.	3,809	83
Ross Stores, Inc.	11,899	568
TJX Cos., Inc.	16,512	613
Textiles, Apparel & Luxury Goods - 0.1%
Nike, Inc. -Class B	1,368	89
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	8,051	106
Tobacco - 1.1%
Lorillard, Inc.	8,669	644
Philip Morris International, Inc.	20,384	994
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. ‡	63,103	249

Total Common Stocks (cost $85,722)		$83,512

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 0.9%
Commercial Banks - 0.4%
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/2016 144A ■ Ž	$300	158
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 ■ Ž	100	49
Wachovia Capital Trust III
5.80%, 03/15/2011 ■ Ž	170	117
Wells Fargo Capital XV
9.75%, 09/26/2013 ■ Ž	270	280
Diversified Financial Services - 0.5%
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/2049 ■ Ž Џ	200	—
Bank of America Corp.
8.00%, 01/30/2018 * Ž	190	169
Bank of America Corp.
8.13%, 05/15/2018 * Ž	40	36
Rabobank Nederland NV
11.00%, 06/30/2019 144A ■ Ž	75	92
Credit Suisse/Guernsey
5.86%, 05/29/2049 * Žδ	90	68

Total Preferred Corporate Debt Securities (Cost $1,429)		969

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.6%
U.S. Treasury Bill
0.08%, 02/25/2010	3,900	3,897

Total Short-Term U.S. Government Obligation (cost $3,897)

REPURCHASE AGREEMENT - 8.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $13,044 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $13,311).
Total Repurchase Agreement (cost $13,044)	13,044	13,044

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	679,541	680
Total Securities Lending Collateral (cost $680)

Total Investment Securities (cost $173,561) #		160,156
Other Assets and Liabilities — Net		(10,491)

Net Assets		$149,665

	Contracts Γ	Value

WRITTEN-OPTIONS - 0.0%
Put Options - 0.0%
Euro	(17)	$(6)
Put Strike $99.13
Expires 03/15/2010

Call Options - 0.0%
U.S. Treasury Bonds	(13)	(34)
Call Strike $121.00
Expires 11/20/2009
Euro	(11)	(3)
Call Strike $99.50
Expires 03/15/2010

Total Written Options (Premiums: $41)		$(43)

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts Γ	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	77	12/21/2009	$171
2-Year U.S. Treasury Note	2	12/31/2009	2
30-Year U.S. Treasury Bond	10	12/21/2009	25
5-Year U.S. Treasury Note	(57)	12/31/2009	(86)
90-Day Euro	47	03/15/2010	65
90-Day Euro	10	06/14/2010	8
90-Day Euro	(4)	06/14/2010	♦
S&P 500 E Mini Index	34	12/18/2009	16

			$201

FORWARD FOREIGN CURRENCY CONTRACTS: Ф

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	298	11/19/2009	$(425)	$12
Euro	(298)	11/19/2009	430	(7)
United Kingdom Pound	(560)	11/19/2009	916	21
United Kingdom Pound	555	11/19/2009	908	(21)
United Kingdom Pound	560	11/19/2009	951	(56)
United Kingdom Pound	(555)	11/19/2009	(941)	54

				$3

NOTES TO SCHEDULE OF INVESTMENTS:

δ	All or a portion is segregated as initial margin for futures contracts.

§	Illiquid. These securities aggregated $602, or 0.40%, of the Fund’s net assets.

*	Floating or variable rate note. Rate is listed as of 09/30/2009.

Џ	In default.

٨	All or a portion of this security is on loan. The value of all securities on loan is $661.

λ	All or a portion is segregated as collateral for written options.

♦	Value and/or principal is less than $1.

Ž	The security has a perpetual maturity. The date shown is the next call date.

■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.

ə	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $173,561. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,906 and $21,311, respectively. Net unrealized depreciation for tax purposes is $13,405.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $4,082, or 2.73%, of the Fund’s net assets.

TBA	To Be Announced

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$7,868	$—	—	$7,868
Equities — Consumer Staples	8,996	—	—	8,996
Equities — Energy	10,102	—	—	10,102
Equities — Financials	14,689	—	—	14,689
Equities — Health Care	11,093	—	—	11,093
Equities — Industrials	6,770	—	—	6,770
Equities — Information Technology	16,243	—	—	16,243
Equities — Materials	2,952	—	—	2,952
Equities — Telecommunication Services	2,676	—	—	2,676
Equities — U.S. Government Agency Obligation	46	—	—	46
Equities — Utilities	2,122	—	—	2,122
Fixed Income — Asset-Backed Security	—	3,204	—	3,204
Fixed Income — Consumer Discretionary	—	2,121	—	2,121
Fixed Income — Consumer Staples	—	586	—	586
Fixed Income — Energy	—	4,603	—	4,603
Fixed Income — Financials	—	8,231	—	8,231
Fixed Income — Health Care	—	896	—	896
Fixed Income — Industrials	—	956	—	956
Fixed Income — Information Technology	—	19	—	19
Fixed Income — Materials	—	902	—	902
Fixed Income — Mortgage-Backed Security	—	10,670	—	10,670
Fixed Income — Municipal Government Obligation	—	884	—	884
Fixed Income — Telecommunication Services	—	2,240	—	2,240
Fixed Income — U.S. Government Agency Obligation	—	17,772	—	17,772
Fixed Income — U.S. Government Obligation	—	5,144	—	5,144
Fixed Income — Utilities	—	750	—	750
Security Lending Collateral — Securities Lending Collateral	680	—	—	680
Cash & Cash Equivalent — Repurchase Agreement	—	13,044	—	13,044
Cash & Cash Equivalent — Short-Term U.S. Government Obligation	—	3,897	—	3,897

Total	$84,237	$75,919	$—	$160,156

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$201	$—	$201
Forward Foreign Currency Contracts	—	3	—	3
Written Option	—	(2)	—	(2)

Total	$—	$202	$—	$202

Level 3 Rollforward

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	12/31/2008	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	9/30/2009
Fixed Income - Financials	$43	$—	$—	$—	$—	$(43)	$—
Equities - Financials	$895	$—	$—	$—	$—	$(895)	$—

Total	$938	$—	$—	$—	$—	$(938)	$—

*	Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Large Value Portfolio

SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 3.1%
Boeing Co.	111,600	$6,043
Goodrich Corp.	86,600	4,706
Northrop Grumman Corp.	318,300	16,473
Raytheon Co.	138,100	6,625
United Technologies Corp.	81,600	4,972
Air Freight & Logistics - 0.4%
FedEx Corp.	65,400	4,919
Airlines - 0.6%
Copa Holdings SA -Class A	158,400	7,047
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	479,900	10,275
Biotechnology - 1.1%
Amgen, Inc. ‡	237,000	14,275
Building Products - 0.6%
Owens Corning, Inc. ‡	324,600	7,287
Capital Markets - 6.1%
Ameriprise Financial, Inc.	205,400	7,462
Bank of New York Mellon Corp.	106,900	3,099
Federated Investors, Inc. -Class B	381,100	10,050
Franklin Resources, Inc.	150,700	15,160
Goldman Sachs Group, Inc.	117,000	21,569
Knight Capital Group, Inc. -Class A ‡	418,200	9,096
T. Rowe Price Group, Inc.	210,400	9,615
Chemicals - 1.9%
Eastman Chemical Co.	90,700	4,856
Lubrizol Corp.	177,900	12,712
Nalco Holding Co.	311,700	6,387
Commercial Banks - 3.0%
BB&T Corp.	224,700	6,121
Credicorp, Ltd.	164,800	12,815
Wells Fargo & Co.	658,700	18,562
Commercial Services & Supplies - 1.0%
RR Donnelley & Sons Co.	606,800	12,901
Computers & Peripherals - 0.9%
Seagate Technology	404,800	6,157
Western Digital Corp. ‡	138,900	5,074
Construction & Engineering - 1.1%
Foster Wheeler AG ‡	154,000	4,914
KBR, Inc.	402,100	9,365
Containers & Packaging - 0.5%
Bemis Co., Inc.	232,600	6,027
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	492,400	21,577
Moody’s Corp.	430,800	8,814
NYSE Euronext	389,100	11,241
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	1,685,500	45,525
Verizon Communications, Inc. ^	372,600	11,279
Electric Utilities - 2.0%
Edison International	421,000	14,137
NV Energy, Inc.	937,000	10,860
Electronic Equipment & Instruments - 1.7%
Flextronics International, Ltd. ‡	737,900	5,505
Ingram Micro, Inc. -Class A ‡	517,800	8,725
Tech Data Corp. ‡	146,900	6,113
Energy Equipment & Services - 1.3%
Oil States International, Inc. ‡	144,600	5,080
Patterson-UTI Energy, Inc.	627,900	9,481
SEACOR Holdings, Inc. ‡	25,300	2,065
Food & Staples Retailing - 1.9%
BJ’s Wholesale Club, Inc. ‡ ^	129,100	4,676
Kroger Co.	406,900	8,398
Sysco Corp.	407,100	10,117
Food Products - 1.1%
ConAgra Foods, Inc.	631,200	13,684
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	543,600	12,166
Health Net, Inc. ‡	305,800	4,709
McKesson Corp.	181,700	10,820
UnitedHealth Group, Inc.	537,200	13,452
WellPoint, Inc. ‡	107,900	5,110
Household Durables - 1.1%
Garmin, Ltd. ^	359,900	13,583
Household Products - 0.8%
Procter & Gamble Co.	164,200	9,510
Independent Power Producers & Energy Traders - 1.5%
AES Corp. ‡	615,200	9,117
Mirant Corp. ‡	571,800	9,395
Industrial Conglomerates - 1.0%
Tyco International, Ltd.	343,800	11,854
Insurance - 10.5%
Aflac, Inc.	216,500	9,253
Allstate Corp.	559,700	17,138
Assurant, Inc.	189,500	6,075
Chubb Corp.	331,100	16,691
Everest RE Group, Ltd.	57,600	5,052
Fairfax Financial Holdings, Ltd.	8,800	3,262
Odyssey Re Holdings Corp.	179,400	11,627
Platinum Underwriters Holdings, Ltd.	322,200	11,548
StanCorp Financial Group, Inc.	134,900	5,446
Torchmark Corp.	113,000	4,908
Travelers Cos., Inc.	395,300	19,460
Unum Group	479,300	10,276
WR Berkley Corp.	390,100	9,862
Internet & Catalog Retail - 0.7%
NetFlix, Inc. ‡ ^	195,900	9,045
Internet Software & Services - 0.4%
Google, Inc. -Class A ‡	11,000	5,454
IT Services - 0.4%
NeuStar, Inc. -Class A ‡	213,800	4,832
Machinery - 2.3%
Dover Corp.	222,100	8,609
Harsco Corp.	243,700	8,629
Joy Global, Inc.	220,400	10,786
Media - 3.0%
Comcast Corp. -Class A	754,100	12,737
CTC Media, Inc. ‡	478,400	7,520
DIRECTV Group, Inc. ‡ ^	385,800	10,640
McGraw-Hill Cos., Inc.	232,800	5,853
Metals & Mining - 1.0%
Nucor Corp.	105,600	4,964
Southern Copper Corp. ^	228,200	7,004
Multi-Utilities - 3.3%
DTE Energy Co.	383,400	13,473
Public Service Enterprise Group, Inc.	366,200	11,513

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multi-Utilities - 3.3% (continued)
Sempra Energy	318,500	$15,864
Oil, Gas & Consumable Fuels - 16.2%
Apache Corp.	65,000	5,969
Chevron Corp.	658,700	46,392
ConocoPhillips	623,700	28,166
Exxon Mobil Corp.	1,060,200	72,741
Marathon Oil Corp.	582,300	18,575
Murphy Oil Corp.	232,200	13,368
Sunoco, Inc.	403,900	11,491
Walter Energy, Inc.	83,100	4,991
Personal Products - 0.7%
Herbalife, Ltd.	284,600	9,318
Pharmaceuticals - 4.8%
Endo Pharmaceuticals Holdings, Inc. ‡	219,700	4,972
Forest Laboratories, Inc. ‡	498,500	14,676
Johnson & Johnson	172,000	10,473
Pfizer, Inc.	1,767,900	29,258
Real Estate Investment Trusts - 0.8%
HRPT Properties Trust	674,300	5,071
Taubman Centers, Inc.	137,400	4,957
Road & Rail - 0.8%
Union Pacific Corp. ^	171,400	10,001
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	251,300	4,918
Texas Instruments, Inc.	550,000	13,029
Software - 1.3%
Microsoft Corp.	339,300	8,784
Symantec Corp. ‡	485,100	7,990
Specialty Retail - 2.0%
Ross Stores, Inc.	120,100	5,737
TJX Cos., Inc.	322,000	11,962
Tractor Supply Co. ‡	155,900	7,549
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	384,300	12,651
Polo Ralph Lauren Corp.	128,700	9,861
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	764,100	10,048
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc.	389,900	12,091

Total Common Stocks (cost $1,138,780)		1,224,117

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $20,606 on 10/01/2009. (Collateralized by various US Treasury Bills, 0.15%-0.16%, due 03/11/10-03/25/10, with a total value of $21,019).	$20,606	20,606

Total Repurchase Agreement (cost $20,606)

	Shares	Value

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	29,764,718	$29,765
Total Securities Lending Collateral (cost $29,765)

Total Investment Securities (cost $1,189,151) #		1,274,488
Other Assets and Liabilities — Net		(29,573)

Net Assets		$1,244,915

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

٨	All or a portion of this security is on loan. The value of all securities on loan is $29,084.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $1,189,151. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $152,989 and $67,652, respectively. Net unrealized appreciation for tax purposes is $85,337.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$107,138	$—	$—	$107,138
Equities — Consumer Staples	65,978	—	—	65,978
Equities — Energy	218,319	—	—	218,319
Equities — Financials	305,855	—	—	305,855
Equities — Health Care	119,911	—	—	119,911
Equities — Industrials	135,131	—	—	135,131
Equities — Information Technology	76,581	—	—	76,581
Equities — Materials	41,950	—	—	41,950
Equities — Telecommunication Services	68,895	—	—	68,895
Equities — Utilities	84,359	—	—	84,359
Security Lending Collateral	29,765	—	—	29,765
Cash & Cash Equivalent — Repurchase Agreement	—	20,606	—	20,606

Total	$1,253,882	$20,606	$—	$1,274,488

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Aerospace & Defense - 5.9%
Boeing Co.	5,200	$282
Empresa Brasileira de Aeronautica SA ADR ‡	32,900	755
Honeywell International, Inc.	13,600	505
Lockheed Martin Corp.	6,900	539
Northrop Grumman Corp.	21,500	1,112
Air Freight & Logistics - 2.0%
FedEx Corp.	14,400	1,083
Chemicals - 1.5%
PPG Industries, Inc.	13,300	774
Commercial Banks - 7.9%
Comerica, Inc.	9,000	267
KeyCorp	74,575	485
PNC Financial Services Group, Inc.	23,051	1,120
SunTrust Banks, Inc.	11,600	262
Wells Fargo & Co.	77,551	2,185
Communications Equipment - 0.7%
Alcatel-Lucent ADR ‡	79,500	357
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	11,600	548
Consumer Finance - 1.0%
American Express Co.	15,900	539
Diversified Financial Services - 10.4%
Bank of America Corp.	125,855	2,129
Citigroup, Inc.	235,107	1,138
JPMorgan Chase & Co.	54,000	2,366
Electric Utilities - 6.3%
Edison International	23,600	792
Entergy Corp.	6,600	527
Exelon Corp.	25,100	1,246
FPL Group, Inc.	16,000	884
Electronic Equipment & Instruments - 2.2%
Tyco Electronics, Ltd.	52,750	1,175
Food & Staples Retailing - 2.9%
Safeway, Inc.	63,700	1,256
Wal-Mart Stores, Inc.	6,600	324
Food Products - 0.8%
Kraft Foods, Inc. -Class A	17,600	462
Health Care Equipment & Supplies - 1.0%
Zimmer Holdings, Inc. ‡	9,700	518
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	16,900	562
McDonald’s Corp.	5,100	291
Industrial Conglomerates - 1.7%
Tyco International, Ltd.	27,550	950
Insurance - 7.6%
Allstate Corp.	26,900	824
Genworth Financial, Inc. -Class A	50,200	600
MetLife, Inc.	14,359	547
Prudential Financial, Inc.	10,300	514
Travelers Cos., Inc.	14,100	694
XL Capital, Ltd. -Class A	56,400	984
Internet Software & Services - 1.2%
eBay, Inc. ‡	28,100	663
Machinery - 3.7%
Cummins, Inc.	24,500	1,098
PACCAR, Inc.	24,500	924
Media - 3.6%
Comcast Corp. -Class A	42,600	685
Interpublic Group of Cos., Inc. ‡	74,900	563
Time Warner Cable, Inc.	16,300	703
Metals & Mining - 0.5%
Alcoa, Inc.	22,300	293
Multiline Retail - 1.5%
JC Penney Co., Inc.	24,300	820
Oil, Gas & Consumable Fuels - 8.3%
ConocoPhillips	48,900	2,208
Royal Dutch Shell PLC -Class B ADR	41,100	2,292
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	45,300	1,020
Eli Lilly & Co.	46,000	1,520
Johnson & Johnson	6,300	384
Merck & Co., Inc.	12,900	408
Pfizer, Inc.	26,000	430
Schering-Plough Corp.	29,300	828
Software - 7.3%
CA, Inc.	85,966	1,891
Microsoft Corp.	52,400	1,357
Oracle Corp.	37,300	777
Specialty Retail - 3.9%
Gap, Inc.	24,900	533
Home Depot, Inc.	38,852	1,035
Limited Brands, Inc. ^	32,900	559
Thrifts & Mortgage Finance - 0.1%
Washington Mutual, Inc. ‡	369,700	45
Tobacco - 3.1%
Lorillard, Inc.	7,500	557
Philip Morris International, Inc.	22,700	1,107
Wireless Telecommunication Services - 3.0%
Vodafone Group PLC ADR	72,200	1,625

Total Common Stocks (cost $49,347)		53,921

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $221 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $230).	$221	221
Total Repurchase Agreement (cost $221)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	162,750	163
Total Securities Lending Collateral (cost $163)

Total Investment Securities (cost $49,731) #		54,305
Other Assets and Liabilities — Net		129

Net Assets		$54,434

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $158.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $49,731. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,845 and $5,271, respectively. Net unrealized appreciation for tax purposes is $4,574.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$5,751	$—	$—	$5,751
Equities — Consumer Staples	3,706	—	—	3,706
Equities — Energy	4,500	—	—	4,500
Equities — Financials	14,700	—	—	14,700
Equities — Health Care	5,108	—	—	5,108
Equities — Industrials	7,248	—	—	7,248
Equities — Information Technology	6,768	—	—	6,768
Equities — Materials	1,067	—	—	1,067
Equities — Telecommunication Services	1,625	—	—	1,625
Equities — Utilities	3,448	—	—	3,448
Security Lending Collateral	163	—	—	163
Cash & Cash Equivalent — Repurchase Agreement	—	221	—	221

Total	$54,084	$221	$—	$54,305

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Core Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Aerospace & Defense - 4.5%
Boeing Co.	10,200	$552
Goodrich Corp.	31,700	1,723
L-3 Communications Holdings, Inc.	24,900	2,000
Lockheed Martin Corp.	21,100	1,647
Northrop Grumman Corp.	59,800	3,095
Raytheon Co.	67,100	3,218
Air Freight & Logistics - 0.8%
FedEx Corp.	31,500	2,369
Beverages - 2.1%
Coca-Cola Co.	30,200	1,622
Coca-Cola Enterprises, Inc.	79,400	1,700
Dr. Pepper Snapple Group, Inc. ‡	28,600	822
PepsiCo, Inc.	28,500	1,672
Biotechnology - 3.2%
Amgen, Inc. ‡	76,300	4,595
Biogen Idec, Inc. ‡	18,700	945
Gilead Sciences, Inc. ‡	70,800	3,298
Building Products - 0.3%
Owens Corning, Inc. ‡	34,000	763
Capital Markets - 4.8%
Ameriprise Financial, Inc.	31,000	1,126
Federated Investors, Inc. -Class B	39,600	1,044
Franklin Resources, Inc.	31,100	3,129
Goldman Sachs Group, Inc.	17,900	3,300
Knight Capital Group, Inc. -Class A ‡	40,000	870
State Street Corp.	19,900	1,047
T. Rowe Price Group, Inc.	63,500	2,902
Chemicals - 0.4%
Eastman Chemical Co.	12,600	674
Nalco Holding Co.	27,800	570
Commercial Banks - 0.4%
Credicorp, Ltd.	14,800	1,151
Commercial Services & Supplies - 0.2%
RR Donnelley & Sons Co.	28,400	604
Communications Equipment - 2.3%
Cisco Systems, Inc. ‡	133,300	3,137
QUALCOMM, Inc.	55,000	2,474
Research In Motion, Ltd. ‡	13,600	919
Computers & Peripherals - 5.4%
Apple, Inc. ‡	9,600	1,780
Hewlett-Packard Co.	56,900	2,686
International Business Machines Corp.	45,000	5,383
Seagate Technology	159,900	2,432
Western Digital Corp. ‡	74,100	2,707
Construction & Engineering - 0.7%
Fluor Corp.	17,500	890
Foster Wheeler AG ‡	16,400	523
KBR, Inc.	26,700	622
Containers & Packaging - 0.4%
Ball Corp.	10,900	536
Owens-Illinois, Inc. ‡	15,900	587
Diversified Consumer Services - 0.6%
Apollo Group, Inc. -Class A ‡	16,100	1,186
H&R Block, Inc.	25,500	469
Diversified Financial Services - 2.4%
JPMorgan Chase & Co.	56,800	2,489
Moody’s Corp.	41,100	841
NYSE Euronext	92,900	2,684
SEI Investments Co.	31,900	628
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	207,300	5,600
Verizon Communications, Inc.	71,800	2,173
Electric Utilities - 0.9%
Edison International	42,300	1,420
NV Energy, Inc.	91,800	1,064
Electrical Equipment - 0.3%
Cooper Industries PLC -Class A	25,600	962
Electronic Equipment & Instruments - 0.4%
Flextronics International, Ltd. ‡	82,900	618
Ingram Micro, Inc. -Class A ‡	26,700	450
Energy Equipment & Services - 0.6%
Oil States International, Inc. ‡	15,900	559
Patterson-UTI Energy, Inc.	76,200	1,150
Food & Staples Retailing - 2.8%
BJ’s Wholesale Club, Inc. ‡ ^	13,000	471
Kroger Co.	132,400	2,733
Safeway, Inc.	33,800	667
SUPERVALU, Inc.	51,500	776
Wal-Mart Stores, Inc.	66,600	3,268
Food Products - 1.6%
Archer-Daniels-Midland Co.	40,200	1,175
ConAgra Foods, Inc.	127,600	2,766
Kraft Foods, Inc. -Class A	24,500	644
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	38,200	1,406
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	118,000	2,641
McKesson Corp.	51,900	3,091
UnitedHealth Group, Inc.	128,200	3,209
WellPoint, Inc. ‡	34,600	1,639
Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	26,300	1,501
Household Durables - 1.0%
Garmin, Ltd.	70,800	2,672
Household Products - 3.2%
Colgate-Palmolive Co.	13,700	1,045
Kimberly-Clark Corp.	36,800	2,170
Procter & Gamble Co.	95,100	5,508
Independent Power Producers & Energy Traders - 1.3%
AES Corp. ‡	117,500	1,741
Mirant Corp. ‡	59,200	973
NRG Energy, Inc. ‡	31,800	896
Industrial Conglomerates - 1.4%
3M Co.	17,000	1,255
Tyco International, Ltd.	74,800	2,579
Insurance - 6.5%
Aflac, Inc.	66,500	2,842
Allstate Corp.	62,400	1,911
American Financial Group, Inc.	42,900	1,094
Axis Capital Holdings, Ltd.	38,900	1,174
Chubb Corp.	59,600	3,004
Endurance Specialty Holdings, Ltd.	34,500	1,258
Fairfax Financial Holdings, Ltd.	700	260
Odyssey Re Holdings Corp.	9,500	616
Platinum Underwriters Holdings, Ltd.	29,700	1,064
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance - 6.5% (continued)
Progressive Corp. ‡	36,500	$605
Prudential Financial, Inc.	10,500	524
Travelers Cos., Inc.	41,700	2,053
Unum Group	24,600	527
WR Berkley Corp.	48,700	1,231
Internet & Catalog Retail - 0.7%
Expedia, Inc. ‡	46,100	1,104
NetFlix, Inc. ‡ ^	20,700	956
Internet Software & Services - 1.7%
Google, Inc. -Class A ‡	9,700	4,810
IT Services - 1.4%
Computer Sciences Corp. ‡	25,100	1,322
NeuStar, Inc. -Class A ‡	41,400	936
Visa, Inc. -Class A	14,300	988
Western Union Co.	39,300	744
Machinery - 0.7%
Dover Corp.	15,900	616
Harsco Corp.	16,500	584
SPX Corp.	10,200	626
Media - 2.8%
Comcast Corp. -Class A	61,500	1,039
CTC Media, Inc. ‡	35,800	563
DIRECTV Group, Inc. ‡ ^	116,200	3,204
McGraw-Hill Cos., Inc.	14,600	367
Shaw Communications, Inc. -Class B	49,900	899
Time Warner, Inc.	53,700	1,545
Metals & Mining - 2.0%
Allegheny Technologies, Inc.	13,300	465
Nucor Corp.	47,900	2,252
Southern Copper Corp.	85,200	2,615
Multiline Retail - 1.0%
Macy’s, Inc.	102,600	1,877
Target Corp.	22,500	1,050
Multi-Utilities - 1.7%
Alliant Energy Corp. ^	18,200	507
DTE Energy Co.	38,000	1,335
Public Service Enterprise Group, Inc.	19,100	601
Sempra Energy	45,300	2,257
Oil, Gas & Consumable Fuels - 11.2%
Apache Corp.	11,000	1,010
Chevron Corp.	103,600	7,297
ConocoPhillips	105,900	4,782
El Paso Corp.	44,700	461
EnCana Corp.	9,300	536
Exxon Mobil Corp.	183,500	12,590
Marathon Oil Corp.	94,700	3,021
Murphy Oil Corp.	24,600	1,416
Pharmaceuticals - 5.7%
Abbott Laboratories	22,900	1,133
Bristol-Myers Squibb Co.	50,500	1,137
Eli Lilly & Co.	29,600	978
Endo Pharmaceuticals Holdings, Inc. ‡	34,200	774
Forest Laboratories, Inc. ‡	60,900	1,793
Johnson & Johnson	124,000	7,551
Pfizer, Inc.	156,400	2,588
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	77	5
Road & Rail - 1.0%
CSX Corp.	25,100	1,051
Union Pacific Corp.	32,000	1,867
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	188,500	3,689
Texas Instruments, Inc.	148,900	3,527
Software - 5.1%
Microsoft Corp.	290,100	7,512
Oracle Corp.	180,600	3,764
Symantec Corp. ‡	186,000	3,063
Specialty Retail - 1.4%
Gap, Inc.	79,000	1,691
TJX Cos., Inc.	62,100	2,307
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	89,300	2,939
Polo Ralph Lauren Corp.	16,700	1,280
Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	200,300	2,634
New York Community Bancorp, Inc. ^	38,100	435
Tobacco - 1.4%
Philip Morris International, Inc.	80,400	3,919

Total Common Stocks (cost $270,054)		276,408

	Principal	Value

REPURCHASE AGREEMENT - 1.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $ 2,921 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $2,983).	$2,921	2,921

Total Repurchase Agreement (cost $2,921)

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	4,171,470	4,171
Total Securities Lending Collateral (cost $4,171)

Total Investment Securities (cost $277,146) #		283,500
Other Assets and Liabilities — Net		(4,367)

Net Assets		$279,133

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $4,073.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $277,146. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,059 and $2,705, respectively. Net unrealized appreciation for tax purposes is $6,354.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$26,649	$—	$—	$26,649
Equities — Consumer Staples	30,958	—	—	30,958
Equities — Energy	32,822	—	—	32,822
Equities — Financials	42,448	—	—	42,448
Equities — Health Care	36,778	—	—	36,778
Equities — Industrials	27,546	—	—	27,546
Equities — Information Technology	52,940	—	—	52,940
Equities — Materials	7,699	—	—	7,699
Equities — Telecommunication Services	7,773	—	—	7,773
Equities — Utilities	10,795	—	—	10,795
Security Lending Collateral	4,171	—	—	4,171
Cash & Cash Equivalent — Repurchase Agreement	—	2,921	—	2,921

Total	$280,579	$2,921	$—	$283,500

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.7%
Aerospace & Defense - 1.8%
Boeing Co.	72,731	$3,938
Honeywell International, Inc.	24,932	926
Lockheed Martin Corp.	36,574	2,856
Northrop Grumman Corp.	24,300	1,258
Precision Castparts Corp.	11,100	1,131
Raytheon Co.	109,130	5,235
United Technologies Corp.	90,000	5,483
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	34,100	1,969
United Parcel Service, Inc. -Class B	36,300	2,050
Airlines - 0.1%
Copa Holdings SA -Class A	20,500	912
Auto Components - 0.4%
Johnson Controls, Inc.	159,500	4,077
Beverages - 1.8%
Brown-Forman Corp. -Class B	19,100	921
Coca-Cola Co.	113,504	6,095
PepsiCo, Inc.	231,269	13,566
Biotechnology - 3.2%
Amgen, Inc. ‡	118,000	7,107
Amylin Pharmaceuticals, Inc. ‡	70,970	972
Celgene Corp. ‡	169,400	9,469
Dendreon Corp. ‡ ^	20,900	585
Gilead Sciences, Inc. ‡	336,900	15,693
Vertex Pharmaceuticals, Inc. ‡	72,600	2,752
Building Products - 0.1%
Masco Corp.	85,900	1,110
Capital Markets - 3.2%
Ameriprise Financial, Inc.	31,600	1,148
Bank of New York Mellon Corp.	41,000	1,189
Charles Schwab Corp.	300,500	5,755
Federated Investors, Inc. -Class B	38,400	1,013
Goldman Sachs Group, Inc.	111,275	20,513
Jefferies Group, Inc. ‡	14,000	381
Morgan Stanley	113,530	3,506
Northern Trust Corp.	8,400	489
State Street Corp.	57,397	3,019
Chemicals - 2.2%
Air Products & Chemicals, Inc.	7,700	597
Albemarle Corp.	26,300	910
Celanese Corp. -Series A	49,300	1,233
Ecolab, Inc.	27,800	1,285
EI du Pont de Nemours & Co.	54,700	1,758
FMC Corp.	26,349	1,482
Lubrizol Corp.	19,500	1,393
Monsanto Co.	120,900	9,358
Mosaic Co.	43,472	2,090
Praxair, Inc. ^	46,300	3,782
RPM International, Inc.	58,100	1,074
Sigma-Aldrich Corp.	23,100	1,247
Commercial Banks - 0.9%
Itau Unibanco Holding SA ADR	242,994	4,896
Wells Fargo & Co.	187,542	5,285
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	37,800	1,361
Equifax, Inc.	45,700	1,332
RR Donnelley & Sons Co.	13,500	287
Communications Equipment - 7.7%
Cisco Systems, Inc. ‡	1,735,018	40,842
Emulex Corp. ‡	301,074	3,098
JDS Uniphase Corp. ‡	156,400	1,112
Juniper Networks, Inc. ‡	235,639	6,367
Motorola, Inc.	307,631	2,643
QUALCOMM, Inc.	712,083	32,029
Riverbed Technology, Inc. ‡	133,107	2,923
Computers & Peripherals - 11.5%
Apple, Inc. ‡	241,857	44,834
Dell, Inc. ‡	262,861	4,011
EMC Corp./Massachusetts ‡	432,713	7,373
Hewlett-Packard Co.	303,613	14,334
International Business Machines Corp.	244,691	29,267
NCR Corp. ‡	83,500	1,154
NetApp, Inc. ‡	646,954	17,261
QLogic Corp. ‡	502,795	8,648
SanDisk Corp. ‡	65,900	1,430
Teradata Corp. ‡	119,062	3,277
Construction & Engineering - 0.6%
Fluor Corp.	115,576	5,877
Shaw Group, Inc. ‡	21,600	693
URS Corp. ‡	17,700	773
Containers & Packaging - 0.2%
Owens-Illinois, Inc. ‡	21,300	786
Packaging Corp. of America	3,000	61
Pactiv Corp. ‡	37,100	967
Diversified Consumer Services - 0.8%
Apollo Group, Inc. -Class A ‡	66,558	4,904
ITT Educational Services, Inc. ‡	39,891	4,404
Diversified Financial Services - 0.7%
Bank of America Corp.	233,634	3,953
JPMorgan Chase & Co.	62,500	2,739
NYSE Euronext	30,500	881
Diversified Telecommunication Services - 0.3%
Brasil Telecom SA ‡	79,523	2,093
Frontier Communications Corp.	158,400	1,194
Electric Utilities - 0.1%
FPL Group, Inc.	8,100	447
PPL Corp. ^	30,700	931
Electrical Equipment - 0.6%
Emerson Electric Co.	142,518	5,712
Thomas & Betts Corp. ‡	33,500	1,008
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. ‡	157,500	4,384
Arrow Electronics, Inc. ‡	47,300	1,331
Jabil Circuit, Inc.	36,500	489
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	124,849	5,326
Cameron International Corp. ‡	44,000	1,664
Diamond Offshore Drilling, Inc. ^	45,022	4,301
Dresser-Rand Group, Inc. ‡	24,700	767
Oceaneering International, Inc. ‡	65,977	3,744
Schlumberger, Ltd.	135,948	8,103
Smith International, Inc.	165,937	4,762
Transocean, Ltd. ‡	28,866	2,469
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Energy Equipment & Services - 3.2%
Weatherford International, Ltd. ‡	267,400	$5,543
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	89,300	5,042
CVS Caremark Corp.	188,900	6,751
Kroger Co.	35,200	727
Sysco Corp.	89,088	2,214
Walgreen Co.	103,400	3,874
Wal-Mart Stores, Inc.	167,136	8,205
Food Products - 0.8%
Archer-Daniels-Midland Co.	60,800	1,777
Dean Foods Co. ‡	52,000	925
Hershey Co.	24,100	937
HJ Heinz Co.	38,900	1,546
Hormel Foods Corp.	19,400	689
Kellogg Co.	4,400	217
Sara Lee Corp.	40,400	450
Unilever PLC	87,300	2,480
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	63,800	8,847
Baxter International, Inc.	195,300	11,134
CR Bard, Inc.	45,499	3,577
Gen-Probe, Inc. ‡	29,100	1,206
Hospira, Inc. ‡	26,507	1,182
Intuitive Surgical, Inc. ‡ ^	5,883	1,543
Medtronic, Inc.	250,476	9,218
Teleflex, Inc.	9,300	449
Varian Medical Systems, Inc. ‡	21,156	891
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	66,476	1,488
Coventry Health Care, Inc. ‡	54,000	1,078
Health Management Associates, Inc. -Class A ‡	137,600	1,031
Humana, Inc. ‡	40,522	1,511
McKesson Corp.	27,415	1,633
Medco Health Solutions, Inc. ‡	230,100	12,726
WellPoint, Inc. ‡	21,400	1,014
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. ‡	51,351	1,970
Marriott International, Inc. -Class A	76,300	2,105
McDonald’s Corp.	95,800	5,468
Starbucks Corp. ‡	174,440	3,603
Wyndham Worldwide Corp.	31,700	517
Yum! Brands, Inc.	19,500	658
Household Durables - 0.1%
Leggett & Platt, Inc.	38,600	749
Household Products - 1.7%
Clorox Co.	27,000	1,588
Colgate-Palmolive Co.	115,100	8,780
Kimberly-Clark Corp.	13,700	808
Procter & Gamble Co.	142,772	8,269
Industrial Conglomerates - 0.4%
3M Co.	34,200	2,524
McDermott International, Inc. ‡	66,400	1,678
Insurance - 0.9%
Aflac, Inc.	28,100	1,201
Arthur J. Gallagher & Co.	37,200	907
Endurance Specialty Holdings, Ltd.	24,600	897
Genworth Financial, Inc. -Class A	45,200	540
Lincoln National Corp.	140,955	3,651
Principal Financial Group, Inc.	14,600	400
Prudential Financial, Inc.	25,000	1,248
Reinsurance Group of America, Inc.	16,000	714
WR Berkley Corp.	35,800	905
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. ‡	207,258	19,349
Internet Software & Services - 4.7%
Baidu, Inc. ADR ‡	11,600	4,536
eBay, Inc. ‡	163,368	3,857
Google, Inc. -Class A ‡	73,470	36,430
Netease.com ADR ‡	50,801	2,321
Sohu.com, Inc. ‡ ^	61,005	4,196
Tencent Holdings, Ltd.	138,400	2,238
IT Services - 2.8%
Automatic Data Processing, Inc.	63,600	2,499
Cognizant Technology Solutions Corp. -Class A ‡	13,900	537
Mastercard, Inc. -Class A	45,400	9,178
SAIC, Inc. ‡	67,500	1,184
Visa, Inc. -Class A	218,754	15,118
Western Union Co.	221,398	4,189
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	44,602	1,238
Life Sciences Tools & Services - 0.3%
Illumina, Inc. ‡	14,000	595
Life Technologies Corp. ‡	36,538	1,700
Techne Corp.	21,000	1,314
Machinery - 3.2%
Caterpillar, Inc.	193,278	9,921
Crane Co.	44,500	1,149
Cummins, Inc.	101,924	4,567
Dover Corp.	195,642	7,583
Illinois Tool Works, Inc. ^	99,609	4,254
Ingersoll-Rand PLC	19,840	608
ITT Corp.	13,200	688
Joy Global, Inc.	116,137	5,684
Parker Hannifin Corp.	58,466	3,031
Media - 0.9%
Comcast Corp. -Class A	84,364	1,425
Scripps Networks Interactive, Inc. -Class A	76,415	2,824
Walt Disney Co.	232,400	6,381
Metals & Mining - 1.1%
Barrick Gold Corp.	55,936	2,120
Cliffs Natural Resources, Inc.	20,400	660
Newmont Mining Corp.	58,300	2,566
Nucor Corp.	131,232	6,170
Schnitzer Steel Industries, Inc. -Class A	20,400	1,086
Multiline Retail - 1.5%
Big Lots, Inc. ‡	21,200	530
Dollar Tree, Inc. ‡	20,100	978
Kohl’s Corp. ‡	118,400	6,755
Nordstrom, Inc.	6,082	186
Target Corp.	197,741	9,231
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	90,400	1,124
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 4.5%
Comstock Resources, Inc. ‡	22,697	$910
Exxon Mobil Corp.	91,093	6,250
Frontier Oil Corp.	68,400	952
Noble Energy, Inc.	62,909	4,149
Occidental Petroleum Corp.	241,670	18,948
Petroleo Brasileiro SA ADR	149,100	6,844
Southwestern Energy Co. ‡	190,100	8,113
St. Mary Land & Exploration Co.	21,100	685
Suncor Energy, Inc.	113,200	3,912
Tesoro Corp.	41,800	626
Personal Products - 0.2%
Estee Lauder Cos., Inc. -Class A	18,800	697
Herbalife, Ltd.	37,800	1,238
Pharmaceuticals - 5.3%
Abbott Laboratories	221,958	10,979
AstraZeneca PLC ADR ^	55,369	2,489
Bristol-Myers Squibb Co.	131,450	2,960
Eli Lilly & Co.	248,797	8,218
Johnson & Johnson	150,435	9,160
Mylan, Inc. ‡	151,700	2,429
Roche Holding AG ADR	177,700	7,215
Schering-Plough Corp.	93,100	2,630
Shire PLC ADR	66,700	3,488
Teva Pharmaceutical Industries, Ltd. ADR	192,000	9,707
Valeant Pharmaceuticals International ‡ ^	43,900	1,232
Real Estate Investment Trusts - 0.1%
Nationwide Health Properties, Inc.	30,400	942
Road & Rail - 0.2%
Norfolk Southern Corp.	1,000	43
Union Pacific Corp.	39,000	2,276
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	487,728	10,003
Analog Devices, Inc.	253,423	6,989
Broadcom Corp. -Class A ‡	13,200	405
Intel Corp.	522,864	10,232
Intersil Corp. -Class A	164,462	2,518
Novellus Systems, Inc. ‡	53,000	1,112
Texas Instruments, Inc.	286,989	6,799
Xilinx, Inc.	356,171	8,342
Software - 8.6%
Adobe Systems, Inc. ‡	271,500	8,971
BMC Software, Inc. ‡	119,411	4,481
Check Point Software Technologies ‡	106,476	3,019
Electronic Arts, Inc. ‡	74,700	1,423
Giant Interactive Group, Inc. ADR ^	53,214	403
Longtop Financial Technologies, Ltd. ADR ‡	68,128	1,939
McAfee, Inc. ‡	35,300	1,546
Microsoft Corp.	1,613,352	41,771
Novell, Inc. ‡	237,800	1,072
Oracle Corp.	1,016,095	21,176
Salesforce.com, Inc. ‡	57,500	3,273
SAP AG ADR	103,200	5,043
Shanda Games, Ltd. ADR ‡	34,700	406
Shanda Interactive Entertainment, Ltd. ADR ‡ ^	45,182	2,313
Sybase, Inc. ‡	36,927	1,436
Synopsys, Inc. ‡	43,835	983
Specialty Retail - 3.7%
Aaron’s, Inc. ^	31,100	821
Abercrombie & Fitch Co. -Class A	118,554	3,898
Advance Auto Parts, Inc.	64,204	2,522
AutoNation, Inc. ‡ ^	46,100	833
AutoZone, Inc. ‡	18,391	2,689
Barnes & Noble, Inc. ^	45,100	1,002
Best Buy Co., Inc.	81,124	3,044
Buckle, Inc. ^	82,087	2,802
Chico’s FAS, Inc. ‡	108,800	1,414
Foot Locker, Inc.	93,900	1,122
Gap, Inc.	84,200	1,802
Guess?, Inc.	83,827	3,105
Limited Brands, Inc.	61,700	1,048
Penske Automotive Group, Inc. ‡	56,600	1,086
PetSmart, Inc.	57,800	1,257
RadioShack Corp.	59,100	979
Ross Stores, Inc.	31,300	1,495
Sherwin-Williams Co.	16,200	975
Tiffany & Co.	61,700	2,377
TJX Cos., Inc.	118,089	4,388
Urban Outfitters, Inc. ‡	93,246	2,813
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	195,842	6,447
Nike, Inc. -Class B	102,700	6,645
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	94,100	1,237
Tobacco - 1.1%
Altria Group, Inc.	83,102	1,480
Philip Morris International, Inc.	238,533	11,626
Trading Companies & Distributors - 0.2%
GATX Corp.	39,500	1,104
WESCO International, Inc. ‡	23,900	688
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. ‡	36,100	706
NII Holdings, Inc. ‡	50,800	1,523

Total Common Stocks (cost $1,046,134)		1,134,614

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $12,434 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $12,691).	$12,434	12,434
Total Repurchase Agreement (cost $12,434)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	9,144,496	9,144
Total Securities Lending Collateral (cost $9,144)

Total Investment Securities (cost $1,067,712) #		1,156,192
Other Assets and Liabilities — Net		(7,246)

Net Assets		$1,148,946

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $8,940.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $1,067,712. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $122,962 and $34,482, respectively. Net unrealized appreciation for tax purposes is $88,480.
DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$131,916	$—	$—	$131,916
Equities — Consumer Staples	90,902	—	—	90,902
Equities — Energy	88,068	—	—	88,068
Equities — Financials	67,409	—	—	67,409
Equities — Health Care	159,222	—	—	159,222
Equities — Industrials	89,709	—	—	89,709
Equities — Information Technology	458,745	—	—	458,745
Equities — Materials	40,625	—	—	40,625
Equities — Telecommunication Services	5,516	—	—	5,516
Equities — Utilities	2,502	—	—	2,502
Security Lending Collateral	9,144	—	—	9,144
Cash & Cash Equivalent — Repurchase Agreement	—	12,434	—	12,434

Total	$1,143,758	$12,434	$—	$1,156,192

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.6%
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	32,300	$1,865
Airlines - 1.3%
Continental Airlines, Inc. -Class B ‡	164,000	2,696
Automobiles - 1.1%
Honda Motor Co., Ltd. ADR	72,740	2,205
Beverages - 1.2%
Hansen Natural Corp. ‡	67,120	2,466
Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. ‡	39,540	1,761
Amgen, Inc. ‡	69,850	4,207
Gilead Sciences, Inc. ‡	118,930	5,539
Capital Markets - 5.9%
Ameriprise Financial, Inc.	60,000	2,180
Charles Schwab Corp.	152,000	2,911
Fortress Investment Group LLC -Class A ‡ ^	250,010	1,300
Goldman Sachs Group, Inc.	18,150	3,346
T. Rowe Price Group, Inc.	52,820	2,414
Chemicals - 1.8%
Monsanto Co.	46,770	3,620
Commercial Banks - 0.8%
Fifth Third Bancorp	165,000	1,671
Communications Equipment - 11.8%
Alcatel-Lucent ADR ‡	710,000	3,188
Cisco Systems, Inc. ‡	365,000	8,592
F5 Networks, Inc. ‡	54,410	2,156
Juniper Networks, Inc. ‡	119,100	3,218
QUALCOMM, Inc.	152,490	6,859
Computers & Peripherals - 4.8%
Apple, Inc. ‡	53,020	9,828
Diversified Financial Services - 0.7%
MSCI, Inc. -Class A ‡	48,000	1,422
Energy Equipment & Services - 1.4%
Weatherford International, Ltd. ‡	142,420	2,952
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc. ‡ ^	103,260	3,148
Food Products - 1.8%
Archer-Daniels-Midland Co.	125,200	3,658
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	14,900	2,066
Intuitive Surgical, Inc. ‡	6,900	1,810
Health Care Providers & Services - 2.6%
Express Scripts, Inc. ‡	44,430	3,447
Tenet Healthcare Corp. ‡	310,000	1,823
Hotels, Restaurants & Leisure - 3.6%
International Game Technology	115,050	2,471
Starwood Hotels & Resorts Worldwide, Inc.	66,350	2,192
Wynn Resorts, Ltd. ‡ ^	39,700	2,814
Household Durables - 1.1%
Pulte Homes, Inc.	202,330	2,224
Industrial Conglomerates - 1.3%
McDermott International, Inc. ‡	102,000	2,578
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. ‡	57,060	5,327
Internet Software & Services - 3.5%
Google, Inc. -Class A ‡	14,640	7,259
IT Services - 1.2%
Visa, Inc. -Class A	36,280	2,507
Life Sciences Tools & Services - 0.9%
Illumina, Inc. ‡	45,500	1,934
Machinery - 3.3%
Caterpillar, Inc.	51,000	2,618
Cummins, Inc.	49,260	2,207
Joy Global, Inc.	39,450	1,931
Metals & Mining - 3.5%
Alcoa, Inc.	149,650	1,963
Rio Tinto PLC ADR	14,980	2,551
U.S. Steel Corp.	63,230	2,806
Multiline Retail - 1.4%
Kohl’s Corp. ‡	51,850	2,958
Oil, Gas & Consumable Fuels - 2.8%
Occidental Petroleum Corp.	42,350	3,321
Southwestern Energy Co. ‡	56,190	2,398
Personal Products - 1.5%
Avon Products, Inc.	91,800	3,118
Pharmaceuticals - 2.4%
Allergan, Inc.	38,040	2,159
Teva Pharmaceutical Industries, Ltd. ADR	56,280	2,846
Professional Services - 1.1%
Robert Half International, Inc.	89,525	2,240
Semiconductors & Semiconductor Equipment - 13.3%
Applied Materials, Inc.	312,690	4,190
ASML Holding NV	105,950	3,133
Broadcom Corp. -Class A ‡	176,320	5,412
LAM Research Corp. ‡	99,360	3,394
Micron Technology, Inc. ‡	392,000	3,214
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	322,617	3,536
Xilinx, Inc.	181,123	4,243
Software - 4.4%
Adobe Systems, Inc. ‡	87,730	2,899
McAfee, Inc. ‡	66,800	2,925
Salesforce.com, Inc. ‡	55,830	3,178
Specialty Retail - 2.4%
Guess?, Inc.	56,580	2,096
Lowe’s Cos., Inc.	130,600	2,734
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	73,000	2,403
Wireless Telecommunication Services - 1.9%
China Unicom Hong Kong, Ltd. ADR	139,000	1,979
Millicom International Cellular SA ‡	26,610	1,936

Total Common Stocks (cost $168,511)		202,042

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $3,748 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $3,827).	$3,748	3,748
Total Repurchase Agreement (cost $3,748)
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	4,292,200	$4,292
Total Securities Lending Collateral (cost $4,292)

Total Investment Securities (cost $176,551) #		210,082

Other Assets and Liabilities — Net		(5,218)

Net Assets		$204,864

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $4,191.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $176,551. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,249 and $2,718, respectively. Net unrealized appreciation for tax purposes is $33,531.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$27,424	$—	$—	$27,424
Equities — Consumer Staples	12,390	—	—	12,390
Equities — Energy	8,671	—	—	8,671
Equities — Financials	15,244	—	—	15,244
Equities — Health Care	27,592	—	—	27,592
Equities — Industrials	16,135	—	—	16,135
Equities — Information Technology	79,731	—	—	79,731
Equities — Materials	10,940	—	—	10,940
Equities — Telecommunication Services	3,915	—	—	3,915
Security Lending Collateral	4,292	—	—	4,292
Cash & Cash Equivalent — Repurchase Agreement	—	3,748	—	3,748

Total	$206,334	$3,748	$—	$210,082

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.3%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc. ‡	32,300	$2,515
Goodrich Corp.	104,150	5,659
L-3 Communications Holdings, Inc.	45,500	3,655
Precision Castparts Corp.	55,400	5,643
Raytheon Co.	99,900	4,792
Auto Components - 1.5%
Johnson Controls, Inc.	248,400	6,349
WABCO Holdings, Inc.	264,966	5,564
Beverages - 0.2%
Brown-Forman Corp. -Class B	37,400	1,803
Capital Markets - 3.0%
Affiliated Managers Group, Inc. ‡	22,000	1,430
Legg Mason, Inc.	123,400	3,829
Northern Trust Corp.	29,800	1,733
State Street Corp.	246,850	12,985
T. Rowe Price Group, Inc.	66,500	3,039
Chemicals - 5.1%
Air Products & Chemicals, Inc.	129,800	10,069
Airgas, Inc.	85,700	4,145
Albemarle Corp.	164,900	5,706
Celanese Corp. -Series A	175,100	4,378
FMC Corp.	134,500	7,565
PPG Industries, Inc.	71,500	4,162
Sigma-Aldrich Corp.	74,000	3,995
Commercial Banks - 5.4%
Bancorpsouth, Inc.	58,400	1,426
BB&T Corp.	143,400	3,906
City National Corp.	35,000	1,363
Cullen/Frost Bankers, Inc.	66,600	3,439
KeyCorp	925,600	6,016
M&T Bank Corp.	109,900	6,849
SunTrust Banks, Inc.	558,500	12,594
Synovus Financial Corp.	544,100	2,040
TCF Financial Corp.	184,400	2,405
Zions Bancorporation	83,100	1,493
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	274,900	7,304
Computers & Peripherals - 1.4%
Lexmark International, Inc. -Class A ‡	83,600	1,801
Seagate Technology	582,500	8,860
Construction Materials - 0.2%
Vulcan Materials Co.	31,100	1,682
Containers & Packaging - 1.3%
Ball Corp.	110,600	5,442
Crown Holdings, Inc. ‡	162,700	4,425
Distributors - 0.6%
Genuine Parts Co.	116,300	4,426
Diversified Consumer Services - 0.5%
H&R Block, Inc.	200,700	3,689
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	131,500	4,419
Windstream Corp.	271,900	2,754
Electric Utilities - 5.2%
Allegheny Energy, Inc.	220,000	5,834
American Electric Power Co., Inc.	368,800	11,429
DPL, Inc.	221,200	5,773
Entergy Corp.	71,500	5,710
Westar Energy, Inc.	238,600	4,655
Wisconsin Energy Corp.	140,000	6,324
Electrical Equipment - 0.3%
Cooper Industries PLC -Class A	65,200	2,450
Electronic Equipment & Instruments - 3.5%
Amphenol Corp. -Class A	311,000	11,719
Arrow Electronics, Inc. ‡	192,800	5,427
Avnet, Inc. ‡	172,100	4,469
Tyco Electronics, Ltd.	225,100	5,015
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	152,300	6,497
Food & Staples Retailing - 0.7%
Safeway, Inc.	293,200	5,782
Food Products - 2.6%
HJ Heinz Co.	113,400	4,508
JM Smucker Co.	221,000	11,715
McCormick & Co., Inc.	109,450	3,715
Gas Utilities - 2.1%
Energen Corp.	150,000	6,465
EQT Corp.	127,600	5,436
Oneok, Inc.	111,000	4,065
Health Care Equipment & Supplies - 5.2%
Becton Dickinson & Co.	84,100	5,866
CR Bard, Inc.	142,950	11,238
Hologic, Inc. ‡	346,400	5,660
Stryker Corp.	169,300	7,691
Zimmer Holdings, Inc. ‡	194,300	10,385
Health Care Providers & Services - 2.5%
Aetna, Inc.	131,200	3,651
Community Health Systems, Inc. ‡	125,300	4,001
Coventry Health Care, Inc. ‡	157,600	3,146
Lincare Holdings, Inc. ‡	183,400	5,731
VCA Antech, Inc. ‡	90,100	2,423
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	63,299	2,160
Marriott International, Inc. -Class A	116,400	3,212
Household Durables - 1.6%
Fortune Brands, Inc.	114,700	4,930
Jarden Corp.	81,500	2,288
Stanley Works	120,000	5,122
Household Products - 0.8%
Clorox Co.	49,200	2,894
Energizer Holdings, Inc. ‡	48,000	3,184
Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	113,400	3,845
Tyco International, Ltd.	280,300	9,665
Insurance - 8.2%
AON Corp.	133,100	5,416
Assurant, Inc.	336,800	10,798
Cincinnati Financial Corp.	237,500	6,173
Loews Corp.	141,900	4,860
Marsh & McLennan Cos., Inc.	238,000	5,886
Old Republic International Corp.	643,200	7,834
OneBeacon Insurance Group, Ltd. -Class A	133,600	1,836
Principal Financial Group, Inc.	411,200	11,262

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance - 8.2% (continued)
Transatlantic Holdings, Inc.	100,300	$5,032
WR Berkley Corp.	167,200	4,227
Internet & Catalog Retail - 0.2%
Expedia, Inc. ‡	63,700	1,526
IT Services - 1.7%
Cognizant Technology Solutions Corp. -Class A ‡	122,700	4,744
Western Union Co.	454,800	8,604
Leisure Equipment & Products - 0.7%
Mattel, Inc.	305,600	5,641
Machinery - 1.1%
Cummins, Inc.	81,700	3,661
Dover Corp.	65,200	2,527
Illinois Tool Works, Inc.	54,800	2,341
Media - 4.1%
Cablevision Systems Corp. -Class A	133,800	3,178
Liberty Media Corp. — Entertainment -Series A	263,500	8,197
Omnicom Group, Inc.	311,900	11,522
Scripps Networks Interactive, Inc. -Class A	119,000	4,397
Washington Post Co. -Class B	9,200	4,306
Multi-Utilities - 3.0%
CMS Energy Corp.	850,800	11,401
NSTAR	49,600	1,578
PG&E Corp.	116,900	4,733
Xcel Energy, Inc.	283,400	5,453
Oil, Gas & Consumable Fuels - 5.7%
CVR Energy, Inc. ‡	110,300	1,372
Denbury Resources, Inc. ‡	362,500	5,485
Devon Energy Corp.	86,800	5,844
Hess Corp.	125,000	6,682
Kinder Morgan Management LLC ‡	103,100	4,882
Murphy Oil Corp.	57,200	3,293
Nexen, Inc.	272,700	6,155
Teekay Corp.	157,100	3,436
Williams Cos., Inc.	371,200	6,633
Paper & Forest Products - 0.5%
International Paper Co.	161,200	3,583
Professional Services - 1.7%
Dun & Bradstreet Corp.	69,100	5,205
Manpower, Inc.	135,450	7,681
Real Estate Investment Trusts - 2.2%
Kimco Realty Corp.	267,800	3,492
Public Storage	28,700	2,159
Regency Centers Corp.	93,200	3,453
Ventas, Inc.	86,700	3,338
Vornado Realty Trust	65,600	4,226
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	278,200	3,133
Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	118,600	3,811
Norfolk Southern Corp.	30,300	1,306
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	205,400	5,665
LSI Corp. ‡	1,046,500	5,745
Software - 4.1%
BMC Software, Inc. ‡	252,400	9,473
Electronic Arts, Inc. ‡	400,900	7,637
Jack Henry & Associates, Inc.	191,100	4,485
Parametric Technology Corp. ‡	450,050	6,220
Sybase, Inc. ‡	101,800	3,960
Specialty Retail - 4.5%
Advance Auto Parts, Inc.	118,400	4,651
AutoNation, Inc. ‡	125,000	2,260
AutoZone, Inc. ‡	22,200	3,246
Bed Bath & Beyond, Inc. ‡	59,500	2,234
Gap, Inc.	274,400	5,872
Sherwin-Williams Co.	97,600	5,872
Staples, Inc.	124,700	2,896
Tiffany & Co.	85,700	3,302
TJX Cos., Inc.	114,700	4,261
Textiles, Apparel & Luxury Goods - 0.5%
V.F. Corp.	56,500	4,092
Thrifts & Mortgage Finance - 1.5%
People’s United Financial, Inc.	748,649	11,649
Tobacco - 0.4%
Lorillard, Inc.	37,400	2,779
Water Utilities - 0.4%
American Water Works Co., Inc.	168,400	3,358
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc	136,900	4,063

Total Common Stocks (cost $702,716)		735,451

	Principal	Value

REPURCHASE AGREEMENT - 4.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $37,793 on 10/01/2009. (Collateralized by Freddie Mac, 0.66%, due 04/01/11 with a value of $2,974 and various US Treasury Bills, 0.15%, due 03/11/10–03/18/10, with a total value of $35,578)	$37,793	37,793
Total Repurchase Agreement (cost $37,793)

Total Investment Securities (cost $740,509) #		773,244
Other Assets and Liabilities — Net		(1,448)

Net Assets		$771,796

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $740,509. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $57,369 and $24,634, respectively. Net unrealized appreciation for tax purposes is $32,735.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$115,193	$—	$—	$115,193
Equities — Consumer Staples	36,380	—	—	36,380
Equities — Energy	50,279	—	—	50,279
Equities — Financials	159,320	—	—	159,320
Equities — Health Care	59,793	—	—	59,793
Equities — Industrials	72,060	—	—	72,060
Equities — Information Technology	93,824	—	—	93,824
Equities — Materials	55,152	—	—	55,152
Equities — Telecommunication Services	11,236	—	—	11,236
Equities — Utilities	82,214	—	—	82,214
Cash & Cash Equivalent — Repurchase Agreement	—	37,793	—	37,793

Total	$735,451	$37,793	$—	$773,244

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.6%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. ‡	73,994	$3,296
Capital Markets - 4.6%
Jefferies Group, Inc. ‡	199,165	5,424
TD Ameritrade Holding Corp. ‡	272,342	5,343
Communications Equipment - 7.9%
CommScope, Inc. ‡	144,090	4,313
F5 Networks, Inc. ‡	180,121	7,138
Nice Systems, Ltd. ADR ‡	94,380	2,873
Starent Networks Corp. ‡	179,890	4,573
Consumer Finance - 2.4%
Capital One Financial Corp.	162,505	5,806
Diversified Financial Services - 3.5%
Invesco, Ltd.	216,000	4,916
MSCI, Inc. -Class A ‡	118,590	3,513
Electronic Equipment & Instruments - 1.3%
FLIR Systems, Inc. ‡	111,100	3,107
Food Products - 1.0%
Hershey Co.	61,025	2,371
Health Care Equipment & Supplies - 5.3%
Beckman Coulter, Inc.	46,000	3,171
CareFusion Corp. ‡	107,000	2,333
Edwards Lifesciences Corp. ‡	46,540	3,253
ResMed, Inc. ‡	88,379	3,994
Health Care Providers & Services - 3.4%
Express Scripts, Inc. ‡	72,879	5,654
Patterson Cos., Inc. ‡	92,000	2,507
Health Care Technology - 1.2%
Cerner Corp. ‡	37,070	2,773
Hotels, Restaurants & Leisure - 5.8%
Ctrip.com International, Ltd. ADR ‡	82,595	4,856
Las Vegas Sands Corp. ‡ ^	191,000	3,216
Wynn Resorts, Ltd. ‡	80,150	5,682
Household Durables - 2.8%
Newell Rubbermaid, Inc.	429,180	6,734
Industrial Conglomerates - 1.3%
Textron, Inc.	167,000	3,170
Internet Software & Services - 2.8%
Baidu, Inc. ADR ‡	9,120	3,566
Equinix, Inc. ‡ ^	34,473	3,172
IT Services - 3.3%
Alliance Data Systems Corp. ‡ ^	69,000	4,215
Cognizant Technology Solutions Corp. -Class A ‡	95,350	3,686
Life Sciences Tools & Services - 2.1%
Life Technologies Corp. ‡	110,095	5,125
Machinery - 3.9%
Cummins, Inc.	97,255	4,357
Ingersoll-Rand PLC	74,000	2,270
Joy Global, Inc.	55,070	2,695
Media - 1.1%
Interpublic Group of Cos., Inc. ‡	344,000	2,587
Metals & Mining - 3.1%
AK Steel Holding Corp.	125,415	2,474
Silver Wheaton Corp. ‡	391,896	4,934
Multiline Retail - 3.3%
Dollar Tree, Inc. ‡	55,000	2,677
Kohl’s Corp. ‡	89,270	5,093
Oil, Gas & Consumable Fuels - 8.6%
Continental Resources, Inc. ‡ ^	56,000	2,194
Petrohawk Energy Corp. ‡	316,941	7,673
Range Resources Corp.	115,560	5,704
St. Mary Land & Exploration Co.	78,000	2,532
Whiting Petroleum Corp. ‡	43,025	2,477
Personal Products - 1.7%
Avon Products, Inc.	119,795	4,069
Pharmaceuticals - 1.5%
Mylan, Inc. ‡	220,710	3,534
Professional Services - 1.3%
Manpower, Inc.	55,000	3,119
Road & Rail - 1.6%
Kansas City Southern ‡	144,000	3,815
Semiconductors & Semiconductor Equipment - 10.4%
Broadcom Corp. -Class A ‡	122,065	3,746
Cree, Inc. ‡	114,000	4,190
Marvell Technology Group, Ltd. ‡	300,959	4,872
NVIDIA Corp. ‡	340,535	5,117
PMC-Sierra, Inc. ‡	427,000	4,082
Rovi Corp. ‡	76,000	2,554
Software - 2.2%
ANSYS, Inc. ‡	66,000	2,473
Salesforce.com, Inc. ‡	49,000	2,790
Specialty Retail - 6.0%
Aeropostale, Inc. ‡	83,000	3,608
Bed Bath & Beyond, Inc. ‡	74,000	2,778
Gap, Inc.	271,000	5,800
TJX Cos., Inc.	62,000	2,303
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc.	119,310	3,927
Fossil, Inc. ‡	100,934	2,872
Wireless Telecommunication Services - 1.9%
Crown Castle International Corp. ‡	141,764	4,446

Total Common Stocks (cost $198,194)		237,542

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $4,138 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $4,222).	$4,138	4,138
Total Repurchase Agreement (cost $4,138)

	Shares	Value

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	8,794,160	8,794
Total Securities Lending Collateral (cost $8,794)

Total Investment Securities (cost $211,126) #		250,474
Other Assets and Liabilities — Net		(11,979)

Net Assets		$238,495

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $8,596.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $211,126. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,701 and $353, respectively. Net unrealized appreciation for tax purposes is $39,348.
DEFINITIONS:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$52,133	$—	$—	$52,133
Equities — Consumer Staples	6,440	—	—	6,440
Equities — Energy	20,580	—	—	20,580
Equities — Financials	25,002	—	—	25,002
Equities — Health Care	35,640	—	—	35,640
Equities — Industrials	19,426	—	—	19,426
Equities — Information Technology	66,467	—	—	66,467
Equities — Materials	7,408	—	—	7,408
Equities — Telecommunication Services	4,446	—	—	4,446
Security Lending Collateral	8,794	—	—	8,794
Cash & Cash Equivalent — Repurchase Agreement	—	4,138	—	4,138

Total	$246,336	$4,138	$—	$250,474

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 90.3%
Aerospace & Defense - 3.3%
Ceradyne, Inc. ‡	100,910	$1,850
Ducommun, Inc. §	159,959	3,025
Auto Components - 1.8%
BorgWarner, Inc. ^	88,262	2,671
Building Products - 1.8%
Universal Forest Products, Inc.	66,981	2,643
Capital Markets - 2.9%
Stifel Financial Corp. ‡	78,410	4,305
Commercial Banks - 1.0%
United Community Banks, Inc. ‡	157	1
WesBanco, Inc.	94,461	1,460
Communications Equipment - 1.9%
Comtech Telecommunications Corp. ‡	85,397	2,837
Construction & Engineering - 1.9%
EMCOR Group, Inc. ‡	111,772	2,830
Consumer Finance - 2.2%
Ezcorp, Inc. -Class A ‡	238,265	3,255
Diversified Consumer Services - 1.7%
Service Corp. International	353,342	2,477
Diversified Financial Services - 2.3%
SWS Group, Inc.	230,307	3,316
Electric Utilities - 1.8%
UIL Holdings Corp.	97,015	2,560
Electronic Equipment & Instruments - 1.7%
MTS Systems Corp.	83,876	2,450
Energy Equipment & Services - 2.0%
Tidewater, Inc.	62,869	2,961
Food & Staples Retailing - 2.3%
Weis Markets, Inc. §	104,797	3,348
Food Products - 0.5%
American Italian Pasta Co. -Class A ‡	25,309	688
Gas Utilities - 1.9%
National Fuel Gas Co.	59,646	2,732
Health Care Equipment & Supplies - 1.8%
West Pharmaceutical Services, Inc.	64,693	2,627
Health Care Providers & Services - 5.2%
LHC Group, Inc. ‡	71,479	2,139
Magellan Health Services, Inc. ‡	84,419	2,622
Owens & Minor, Inc.	63,425	2,871
Hotels, Restaurants & Leisure - 1.7%
Marcus Corp. §	190,994	2,443
Household Durables - 2.6%
Helen of Troy, Ltd. ‡	190,068	3,692
Insurance - 3.2%
Hanover Insurance Group, Inc.	35,507	1,468
RLI Corp.	60,361	3,185
Internet & Catalog Retail - 1.9%
NutriSystem, Inc. ^	184,949	2,822
Machinery - 5.9%
CIRCOR International, Inc.	72,188	2,040
Oshkosh Corp.	93,042	2,878
Watts Water Technologies, Inc. -Class A	118,271	3,577
Oil, Gas & Consumable Fuels - 9.0%
Frontier Oil Corp.	93,193	1,297
Holly Corp.	61,875	1,585
Penn Virginia Corp.	118,214	2,708
Swift Energy Co. ‡	140,820	3,335
World Fuel Services Corp.	85,465	4,108
Pharmaceuticals - 1.9%
Perrigo Co.	80,472	2,735
Professional Services - 1.9%
Exponent, Inc. § ‡	100,550	2,832
Real Estate Investment Trusts - 5.4%
Healthcare Realty Trust, Inc.	121,187	2,561
National Retail Properties, Inc.	120,791	2,593
Rayonier, Inc.	69,377	2,839
Road & Rail - 2.1%
Arkansas Best Corp. ^	103,245	3,091
Semiconductors & Semiconductor Equipment - 4.8%
Omnivision Technologies, Inc. ‡	275,724	4,488
Sigma Designs, Inc. ‡ ^	166,742	2,423
Specialty Retail - 2.4%
Jos A. Bank Clothiers, Inc. ‡	78,549	3,517
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. ‡	41,458	3,518
Thrifts & Mortgage Finance - 3.3%
Brookline Bancorp, Inc.	268,933	2,615
Washington Federal, Inc.	130,737	2,204
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	124,086	2,626
Water Utilities - 2.0%
American States Water Co.	84,561	3,060

Total Common Stocks (cost $132,670)		131,908

	Principal	Value

REPURCHASE AGREEMENT - 5.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $7,410 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $7,560)	$7,410	7,410

Total Repurchase Agreement (cost $7,410)

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	2,350,821	2,351
Total Securities Lending Collateral (cost $2,351)

Total Investment Securities (cost $142,431) #		141,669
Other Assets and Liabilities — Net		4,384

Net Assets		$146,053

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

§	Illiquid. These securities aggregated $11,648, or 7.98%, of the Fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,278.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $142,431. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,182 and $8,944, respectively. Net unrealized depreciation for tax purposes is $762.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$21,140	$—	$—	$21,140
Equities — Consumer Staples	4,036	—	—	4,036
Equities — Energy	15,994	—	—	15,994
Equities — Financials	29,802	—	—	29,802
Equities — Health Care	12,994	—	—	12,994
Equities — Industrials	27,392	—	—	27,392
Equities — Information Technology	12,198	—	—	12,198
Equities — Utilities	8,352	—	—	8,352
Security Lending Collateral	2,351	—	—	2,351
Cash & Cash Equivalent — Repurchase Agreement	—	7,410	—	7,410

Total	$134,259	$7,410	$—	$141,669

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.9%
Aerospace & Defense - 0.9%
Applied Signal Technology, Inc.	8,400	$195
Ceradyne, Inc. ‡	1,600	29
Cubic Corp.	17,000	671
Ducommun, Inc. §	55,759	1,054
DynCorp International, Inc. -Class A ‡	66,924	1,206
GenCorp, Inc. ‡	20,100	108
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. ‡	9,300	32
Dynamex, Inc. ‡	4,700	77
Airlines - 0.2%
Hawaiian Holdings, Inc. ‡	47,900	396
Republic Airways Holdings, Inc. ‡	22,200	207
Auto Components - 0.3%
Fuel Systems Solutions, Inc. ‡[۸]	24,621	886
Standard Motor Products, Inc.	14,300	217
Superior Industries International, Inc.	3,500	50
Automobiles - 0.1%
Avis Budget Group, Inc. ‡	27,800	371
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	2,400	116
Biotechnology - 4.7%
Acorda Therapeutics, Inc. ‡	101,535	2,363
Alexion Pharmaceuticals, Inc. ‡	50,230	2,237
BioMarin Pharmaceutical, Inc. ‡	121,385	2,195
Enzon Pharmaceuticals, Inc. ‡[۸]	17,500	144
Genomic Health, Inc. ‡	113,675	2,484
NPS Pharmaceuticals, Inc. ‡	7,700	31
Onyx Pharmaceuticals, Inc. ‡	46,165	1,384
OSI Pharmaceuticals, Inc. ‡	50,265	1,774
RTI Biologics, Inc. ‡	472,613	2,056
United Therapeutics Corp. ‡	43,980	2,155
Building Products - 0.9%
Ameron International Corp.	16,770	1,174
Gibraltar Industries, Inc.	62,400	828
Simpson Manufacturing Co., Inc.	18,200	460
Universal Forest Products, Inc.	17,700	698
Capital Markets - 0.3%
BGC Partners, Inc. -Class A	37,100	159
E*Trade Financial Corp. ‡	217,200	380
GFI Group, Inc.	25,700	186
Harris & Harris Group, Inc. ‡[۸]	7,000	44
LaBranche & Co., Inc. ‡	74,100	252
optionsXpress Holdings, Inc.	4,700	81
Chemicals - 1.7%
A Schulman, Inc.	24,700	492
Georgia Gulf Corp. ‡	3,900	117
Innospec, Inc.	7,900	117
LSB Industries, Inc. ‡	45,451	708
Minerals Technologies, Inc.	2,400	114
Olin Corp.	38,075	664
OM Group, Inc. ‡	27,000	821
Omnova Solutions, Inc. ‡	34,500	224
Spartech Corp.	40,000	431
Symyx Technologies, Inc. ‡	11,800	78
Zep, Inc.	146,900	2,387
Commercial Banks - 5.6%
1st Source Corp.	10,100	165
Ameris Bancorp	9,169	66
Banco Latinoamericano de Comercio Exterior SA -Class E	29,200	415
Bank Mutual Corp.	8,700	77
Bank of Hawaii Corp.	10,425	433
Central Pacific Financial Corp. [۸]	29,900	75
City Holding Co.	9,500	283
Community Bank System, Inc.	54,700	999
Community Trust Bancorp, Inc.	9,700	254
Dime Community Bancshares	31,900	365
ESSA Bancorp, Inc.	2,100	28
Financial Institutions, Inc.	6,700	67
First Bancorp	73,400	224
First Busey Corp.	102,672	483
First Citizens BancShares, Inc. -Class A	2,400	382
First Community Bancshares, Inc.	1,900	24
First Defiance Financial Corp. [۸]	3,100	46
First Financial Bancorp	27,100	327
First Financial Bankshares, Inc. [۸]	10,800	534
First Financial Corp. [۸]	6,500	199
First Financial Holdings, Inc. [۸]	7,500	120
First Midwest Bancorp, Inc.	132,500	1,492
First Niagara Financial Group, Inc.	7,700	95
First Place Financial Corp. [۸]	16,000	47
FirstMerit Corp.	11,600	221
Flagstar Bancorp, Inc. ‡[۸]	61,800	64
Fulton Financial Corp.	27,900	205
Great Southern Bancorp, Inc. [۸]	6,400	152
International Bancshares Corp. [۸]	90,800	1,480
MainSource Financial Group, Inc.	4,200	29
MB Financial, Inc.	68,600	1,438
NBT Bancorp, Inc.	3,500	79
Northrim BanCorp, Inc.	2,400	37
OceanFirst Financial Corp.	13,700	159
Old National Bancorp	14,200	159
Old Second Bancorp, Inc. [۸]	3,700	21
Oriental Financial Group, Inc.	47,800	607
Pacific Capital Bancorp [۸]	34,000	49
Park National Corp. [۸]	14,700	858
Peoples Bancorp, Inc.	6,500	85
Popular, Inc.	187,100	529
Santander BanCorp ‡	16,000	156
SCBT Financial Corp.	3,100	87
Simmons First National Corp. -Class A	1,600	46
Suffolk Bancorp	8,100	240
Sun Bancorp, Inc. ‡	12,705	67
SY Bancorp, Inc.	9,700	224
Tompkins Financial Corp.	800	35
Trico Bancshares	5,400	89
Trustco Bank Corp. [۸]	75,700	473
UMB Financial Corp.	9,500	384
Union Bankshares Corp.	3,900	49
United Bankshares, Inc. [۸]	38,500	754
Webster Financial Corp.	157,500	1,963
West Bancorporation, Inc. [۸]	4,600	23
Westamerica Bancorporation [۸]	19,600	1,018

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Banks - 5.6% (continued)
Wintrust Financial Corp. [۸]	11,900	$333
WSFS Financial Corp.	8,700	232
Commercial Services & Supplies - 3.0%
ACCO Brands Corp. ‡	206,600	1,492
ATC Technology Corp. ‡	10,800	213
Bowne & Co., Inc.	128,106	986
Casella Waste Systems, Inc. -Class A ‡	14,100	41
Comfort Systems USA, Inc.	47,900	555
Deluxe Corp.	43,900	751
Diamond Management & Technology Consultants, Inc.	30,100	206
EnergySolutions, Inc.	30,000	277
Ennis, Inc.	2,400	39
Hudson Highland Group, Inc. ‡	12,197	37
Kforce, Inc. ‡	106,390	1,279
Metalico, Inc. ‡[۸]	10,800	45
Spherion Corp. ‡	51,600	320
Sykes Enterprises, Inc. ‡	80,340	1,673
United Stationers, Inc. ‡	53,500	2,547
Waste Services, Inc. ‡	10,800	50
Communications Equipment - 1.5%
ADC Telecommunications, Inc. ‡	6,900	58
Adtran, Inc.	15,000	368
Avocent Corp. ‡	24,500	497
Black Box Corp.	4,200	105
CPI International, Inc. ‡	3,800	43
Extreme Networks ‡	26,200	73
F5 Networks, Inc. ‡	32,685	1,295
Harris Stratex Networks, Inc. -Class A ‡	8,700	61
Oplink Communications, Inc. ‡	22,870	332
Plantronics, Inc.	1,700	46
Polycom, Inc. ‡	64,820	1,734
Powerwave Technologies, Inc. ‡	72,200	116
Symmetricom, Inc. ‡	10,500	54
Tekelec, Inc. ‡	16,000	263
Utstarcom, Inc. ‡[۸]	96,400	201
Computers & Peripherals - 1.4%
Adaptec, Inc. ‡	48,600	162
Cray, Inc. ‡	15,700	131
Diebold, Inc.	65,200	2,147
Electronics for Imaging, Inc. ‡	93,100	1,049
Imation Corp.	5,800	54
QLogic Corp. ‡	19,100	329
SMART Modular Technologies WWH, Inc. ‡	10,100	48
Xyratex, Ltd. ‡	97,900	931
Construction & Engineering - 0.9%
Granite Construction, Inc.	40,635	1,257
MYR Group, Inc. ‡	57,320	1,209
Pike Electric Corp. ‡	3,200	38
Sterling Construction Co., Inc. ‡	36,400	652
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	57,000	319
Ezcorp, Inc. -Class A ‡	112,650	1,539
World Acceptance Corp. ‡[۸]	8,700	219
Containers & Packaging - 0.7%
AEP Industries, Inc. ‡	2,500	100
Aptargroup, Inc.	41,900	1,565
Bway Holding Co. ‡	6,600	122
Greif, Inc. -Class A	11,140	613
Myers Industries, Inc.	7,300	79
Temple-Inland, Inc.	1,600	26
Distributors - 0.5%
Bluelinx Holdings, Inc. ‡[۸]	28,300	113
Core-Mark Holding Co., Inc. ‡	5,800	166
LKQ Corp. ‡	79,615	1,476
Diversified Consumer Services - 1.4%
Capella Education Co. ‡	32,229	2,171
Coinstar, Inc. ‡	48,525	1,600
Corinthian Colleges, Inc. ‡	1,600	30
Jackson Hewitt Tax Service, Inc.	4,800	24
Matthews International Corp. -Class A	36,100	1,277
Diversified Financial Services - 4.5%
Ares Capital Corp.	167,800	1,849
Asset Acceptance Capital Corp. ‡[۸]	4,200	30
BlackRock Kelso Capital Corp.	33,100	246
Cash America International, Inc.	37,810	1,140
Credit Acceptance Corp. ‡	27,100	872
Doral Financial Corp. ‡ [۸]	44,800	166
Duff & Phelps Corp. -Class A	70,035	1,342
Encore Capital Group, Inc. ‡	43,050	579
Euronet Worldwide, Inc. ‡	91,540	2,199
Fifth Street Finance Corp.	15,700	172
Financial Federal Corp.	32,500	802
First Cash Financial Services, Inc. ‡	69,620	1,193
Hercules Technology Growth Capital, Inc.	20,000	196
Interactive Brokers Group, Inc. -Class A ‡	28,900	574
Kayne Anderson Energy Development Co.	15,400	204
Kirkland’s, Inc. ‡	24,500	349
KKR Financial Holdings LLC	106,600	492
MCG Capital Corp. ‡	81,300	341
Medallion Financial Corp.	9,600	80
PHH Corp. ‡	18,300	363
Portfolio Recovery Associates, Inc. ‡[۸]	35,674	1,617
PRG-Schultz International, Inc. ‡	23,200	130
QC Holdings, Inc.	5,600	38
Sanders Morris Harris Group, Inc.	5,000	30
SWS Group, Inc.	52,815	761
Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. ‡	115,500	404
IDT Corp. -Class B ‡	27,400	82
Iowa Telecommunications Services, Inc. [۸]	3,900	49
NTELOS Holdings Corp.	46,270	817
Electric Utilities - 1.6%
El Paso Electric Co. ‡	69,600	1,230
IDACORP, Inc.	2,400	69
Portland General Electric Co.	1,600	32
UIL Holdings Corp.	1,700	45
Unisource Energy Corp.	101,700	3,127
Westar Energy, Inc.	66,700	1,301
Electrical Equipment - 2.5%
Acuity Brands, Inc.	35,600	1,147
AO Smith Corp.	2,300	88

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electrical Equipment - 2.5% (continued)
Belden, Inc.	141,900	$3,277
Brady Corp. -Class A	12,700	365
Encore Wire Corp. [۸]	11,100	248
GrafTech International, Ltd. ‡	52,710	775
LaBarge, Inc. ‡	80,338	904
Powell Industries, Inc. ‡	35,310	1,355
Tecumseh Products Co. -Class A ‡	13,500	153
Thomas & Betts Corp. ‡	16,200	487
Electronic Equipment & Instruments - 1.7%
Avnet, Inc. ‡	30,725	797
Benchmark Electronics, Inc. ‡	21,600	389
Coherent, Inc. ‡	18,600	434
CTS Corp.	43,000	400
Insight Enterprises, Inc. ‡	3,400	42
Methode Electronics, Inc.	43,500	377
MTS Systems Corp.	10,100	295
Multi-Fineline Electronix, Inc. ‡	30,551	876
Nam Tai Electronics, Inc.	101,600	549
RadiSys Corp. ‡	17,400	151
ScanSource, Inc. ‡	12,700	360
SYNNEX Corp. ‡	8,900	271
Tech Data Corp. ‡	14,600	608
Technitrol, Inc.	13,200	122
Vishay Intertechnology, Inc. ‡	25,900	205
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. ‡	27,290	963
Cal Dive International, Inc. ‡	45,600	451
Complete Production Services, Inc. ‡	56,600	640
Lufkin Industries, Inc.	19,985	1,063
Natural Gas Services Group, Inc. ‡	59,794	1,054
Newpark Resources, Inc. ‡	14,100	45
SEACOR Holdings, Inc. ‡	13,600	1,110
T-3 Energy Services, Inc. ‡	65,418	1,288
Unit Corp. ‡	1,600	66
Food & Staples Retailing - 0.9%
Andersons, Inc.	1,600	56
BJ’s Wholesale Club, Inc. ‡[۸]	25,228	914
Casey’s General Stores, Inc.	49,000	1,537
Nash Finch Co.	17,800	487
Weis Markets, Inc. §	3,900	125
Food Products - 1.4%
Del Monte Foods Co.	48,000	556
Farmer Bros Co.	3,400	70
Flowers Foods, Inc.	38,110	1,002
Lancaster Colony Corp.	24,651	1,264
Lance, Inc.	73,700	1,903
Reddy Ice Holdings, Inc. ‡	40,100	218
Gas Utilities - 0.9%
New Jersey Resources Corp.	23,672	860
Nicor, Inc.	27,100	992
Southwest Gas Corp.	13,400	343
WGL Holdings, Inc.	34,100	1,129
Health Care Equipment & Supplies - 3.8%
American Medical Systems Holdings, Inc. ‡	14,400	244
Aspect Medical Systems, Inc. ‡	4,800	58
Cyberonics, Inc. ‡	4,200	67
ICU Medical, Inc. ‡	32,200	1,187
Invacare Corp.	31,600	704
NuVasive, Inc. ‡[۸]	59,855	2,500
SonoSite, Inc. ‡	98,085	2,594
Spectranetics Corp. ‡	367,949	2,359
STERIS Corp.	17,800	542
Symmetry Medical, Inc. ‡	4,900	51
TranS1, Inc. ‡	154,961	745
Wright Medical Group, Inc. ‡	127,560	2,278
Health Care Providers & Services - 2.5%
America Service Group, Inc.	7,200	119
AMN Healthcare Services, Inc. ‡	9,200	87
Amsurg Corp. ‡	61,800	1,311
Centene Corp. ‡	63,600	1,205
Corvel Corp. ‡	35,700	1,014
CryoLife, Inc. ‡	75,635	603
Health Management Associates, Inc. - Class A ‡	39,000	292
Healthsouth Corp. ‡	28,700	449
Healthspring, Inc. ‡	6,600	81
HMS Holdings Corp. ‡	33,080	1,265
LHC Group, Inc. ‡	4,600	138
Lincare Holdings, Inc. ‡	17,400	544
Magellan Health Services, Inc. ‡	3,000	93
Nighthawk Radiology Holdings, Inc. ‡	9,200	67
PharMerica Corp. ‡	11,100	206
RehabCare Group, Inc. ‡	4,700	102
U.S. Physical Therapy, Inc. ‡	3,400	51
Universal American Financial Corp. ‡	110,400	1,040
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. ‡	9,500	80
Bally Technologies, Inc. ‡	17,000	652
BJ’s Restaurants, Inc. ‡	53,430	801
CEC Entertainment, Inc. ‡	34,900	903
Cheesecake Factory, Inc. ‡	16,200	300
Chipotle Mexican Grill, Inc. -Class A ‡[۸]	15,124	1,467
Choice Hotels International, Inc.	50,800	1,577
O’Charley’s, Inc. ‡	13,100	123
Panera Bread Co. -Class A ‡[۸]	24,410	1,343
Pinnacle Entertainment, Inc. ‡	9,100	93
Ruby Tuesday, Inc. ‡	48,200	406
Shuffle Master, Inc. ‡	18,300	172
Sonic Corp. ‡	114,900	1,271
Household Durables - 1.9%
Beazer Homes USA, Inc. ‡[۸]	51,700	289
Blyth, Inc.	14,700	569
Furniture Brands International, Inc. ‡	20,900	116
Helen of Troy, Ltd. ‡	112,500	2,185
Hovnanian Enterprises, Inc. -Class A ‡[۸]	23,100	89
La-Z-Boy, Inc. [۸]	42,200	365
M/I Homes, Inc. ‡	40,000	544
Meritage Homes Corp. ‡	15,000	305
Ryland Group, Inc.	22,100	466
Standard Pacific Corp. ‡	209,000	771
Tempur-Pedic International, Inc. ‡	49,900	945
Household Products - 0.1%
Central Garden & Pet Co. -Class A ‡	28,600	313

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	135,900	$4,608
Standex International Corp.	10,400	206
Tredegar Corp.	37,000	537
Insurance - 4.3%
Alleghany Corp. ‡	3,200	829
Allied World Assurance Co. Holdings, Ltd.	7,900	379
American Equity Investment Life Holding Co.	130,600	917
American Physicians Capital, Inc.	7,900	228
Amerisafe, Inc. ‡	20,600	355
Aspen Insurance Holdings, Ltd.	24,600	651
Assured Guaranty, Ltd.	54,800	1,064
Conseco, Inc. ‡	89,100	469
Delphi Financial Group, Inc. -Class A	103,328	2,338
Employers Holdings, Inc.	5,400	84
Endurance Specialty Holdings, Ltd.	17,800	649
FPIC Insurance Group, Inc. ‡	7,100	238
Infinity Property & Casualty Corp.	2,500	106
MBIA, Inc. ‡[۸]	8,700	68
Montpelier Re Holdings, Ltd.	50,000	816
National Financial Partners Corp. ‡	42,200	368
Platinum Underwriters Holdings, Ltd.	91,700	3,286
PMA Capital Corp. -Class A ‡	17,600	100
Presidential Life Corp.	7,100	74
Reinsurance Group of America, Inc.	25,700	1,146
Validus Holdings, Ltd.	38,518	994
Internet & Catalog Retail - 1.0%
NetFlix, Inc. ‡ [۸]	38,264	1,767
PetMed Express, Inc.[۸]	87,065	1,641
Internet Software & Services - 3.6%
comScore, Inc. ‡	70,100	1,263
Dice Holdings, Inc. ‡	13,100	86
Digital River, Inc. ‡	33,730	1,360
Divx, Inc. ‡	93,028	508
EarthLink, Inc.	161,500	1,358
J2 Global Communications, Inc. ‡	54,605	1,256
S1 Corp. ‡	46,100	285
SonicWALL, Inc. ‡	32,300	271
United Online, Inc.	156,155	1,255
Valueclick, Inc. ‡	41,285	545
VistaPrint NV ‡	40,925	2,076
Web.com Group, Inc. ‡	206,205	1,462
Websense, Inc. ‡	90,400	1,519
IT Services - 2.8%
Acxiom Corp. ‡	53,300	504
Agilysys, Inc.	6,900	45
CACI International, Inc. -Class A ‡	29,120	1,377
Ciber, Inc. ‡	72,700	291
CSG Systems International, Inc. ‡	67,000	1,073
Global Cash Access Holdings, Inc. ‡	15,900	116
Hackett Group, Inc. ‡	49,800	144
Lionbridge Technologies, Inc. ‡	30,900	80
ManTech International Corp. -Class A ‡	27,180	1,282
MAXIMUS, Inc.	48,300	2,250
VeriFone Holdings, Inc. ‡	17,800	283
Virtusa Corp. ‡	74,787	710
Wright Express Corp. ‡	56,415	1,665
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	17,800	725
RC2 Corp. ‡	7,700	110
Sturm Ruger & Co., Inc.[۸]	19,000	246
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. ‡	51,000	1,886
eResearchTechnology, Inc. ‡	139,415	976
ICON PLC ADR ‡	42,100	1,031
Machinery - 3.2%
Actuant Corp. -Class A	18,300	294
Albany International Corp. -Class A	103,200	2,002
Altra Holdings, Inc. ‡	4,900	55
Briggs & Stratton Corp.	40,900	794
Chart Industries, Inc. ‡	10,000	216
Colfax Corp. ‡	7,500	80
Crane Co.	10,000	258
EnPro Industries, Inc. ‡	57,355	1,311
ESCO Technologies, Inc. ‡	17,600	693
Federal Signal Corp.	8,700	63
Greenbrier Cos., Inc.	5,800	68
Kadant, Inc. ‡	2,700	33
Mueller Industries, Inc.	100,600	2,402
Mueller Water Products, Inc. -Class A	13,200	72
Nordson Corp.	7,000	393
Oshkosh Corp.	26,300	813
Valmont Industries, Inc.	9,400	801
Wabtec Corp.	9,460	355
Watts Water Technologies, Inc. -Class A	29,400	889
Marine - 0.7%
American Commercial Lines, Inc. ‡[۸]	8,400	245
Horizon Lines, Inc. -Class A [۸]	13,200	84
Kirby Corp. ‡	36,200	1,332
TBS International, Ltd. -Class A ‡[۸]	81,000	705
Media - 1.7%
Arbitron, Inc.	95,700	1,987
Carmike Cinemas, Inc. ‡	28,500	288
Entercom Communications Corp. -Class A ‡	40,000	204
Gannett Co., Inc.	50,100	627
Harte-Hanks, Inc.	17,700	245
Media General, Inc. -Class A [۸]	19,800	169
Morningstar, Inc. ‡ [۸]	31,440	1,527
Sinclair Broadcast Group, Inc. -Class A	39,500	141
Valassis Communications, Inc. ‡	35,100	628
Warner Music Group Corp. ‡	16,900	93
Metals & Mining - 0.2%
Stillwater Mining Co. ‡	4,800	32
Worthington Industries, Inc.	48,500	674
Multiline Retail - 1.2%
99 Cents Only Stores ‡	123,942	1,667
Big Lots, Inc. ‡	66,238	1,657
Dillard’s, Inc. -Class A [۸]	45,600	643
Retail Ventures, Inc. ‡	22,200	117
Multi-Utilities - 0.3%
NorthWestern Corp.	37,800	923
Office Electronics - 0.4%
Zebra Technologies Corp. -Class A ‡	51,700	1,341

The notes are an integral part of this report.

Transamerica Partners Portfolios		Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. ‡	21,565	$757
Arena Resources, Inc. ‡	39,390	1,398
Atmos Energy Corp.	45,500	1,282
Clayton Williams Energy, Inc. ‡	3,200	96
Comstock Resources, Inc. ‡	11,445	459
Gulfport Energy Corp. ‡	13,200	115
Knightsbridge Tankers, Ltd.	3,100	40
Nordic American Tanker Shipping [۸]	800	24
Northwest Natural Gas Co.	10,800	450
Overseas Shipholding Group, Inc. [۸]	6,500	243
Penn Virginia Corp.	73,000	1,672
Rosetta Resources, Inc. ‡	19,300	284
St. Mary Land & Exploration Co.	33,600	1,091
Stone Energy Corp. ‡	79,600	1,298
VAALCO Energy, Inc. ‡	16,200	75
Venoco, Inc. ‡	37,900	436
W&T Offshore, Inc.	6,600	77
Whiting Petroleum Corp. ‡	31,100	1,791
World Fuel Services Corp.	7,100	341
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. ‡	50,700	544
Clearwater Paper Corp. ‡	7,100	293
Deltic Timber Corp.	33,700	1,543
Domtar Corp. ‡[۸]	21,500	757
Glatfelter	19,000	218
Neenah Paper, Inc.	6,600	78
Personal Products - 0.9%
Chattem, Inc. ‡[۸]	13,455	894
Herbalife, Ltd.	68,600	2,245
Nu Skin Enterprises, Inc. -Class A	1,700	32
Prestige Brands Holdings, Inc. ‡	5,200	37
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. ‡[۸]	61,545	2,106
Depomed, Inc. ‡	16,000	70
Par Pharmaceutical Cos., Inc. ‡	21,400	460
Valeant Pharmaceuticals International ‡[۸]	45,400	1,274
Professional Services - 0.8%
Administaff, Inc.	41,550	1,092
On Assignment, Inc. ‡	10,000	59
Watson Wyatt Worldwide, Inc. -Class A	37,867	1,649
Real Estate Investment Trusts - 4.9%
Acadia Realty Trust	67,200	1,013
Agree Realty Corp.	9,700	222
American Campus Communities, Inc.	39,200	1,053
American Capital Agency Corp. [۸]	12,600	358
Anworth Mortgage Asset Corp.	175,600	1,384
Ashford Hospitality Trust, Inc. ‡[۸]	49,400	171
Associated Estates Realty Corp.	19,100	184
CapLease, Inc.	16,000	64
Capstead Mortgage Corp.	4,200	58
Care Investment Trust, Inc.	11,900	91
Chimera Investment Corp.	157,700	602
Cogdell Spencer, Inc.	4,700	23
Colonial Properties Trust	53,800	523
DiamondRock Hospitality Co. ‡	111,800	906
Education Realty Trust, Inc.	30,900	183
Equity One, Inc. [۸]	30,900	484
First Potomac Realty Trust	13,200	153
Getty Realty Corp.	7,900	194
Hatteras Financial Corp. [۸]	4,800	144
Healthcare Realty Trust, Inc.	2,400	51
Highwoods Properties, Inc.	11,600	365
HRPT Properties Trust	81,200	611
Inland Real Estate Corp.	52,400	459
Investors Real Estate Trust	59,800	541
Kite Realty Group Trust	10,300	43
LTC Properties, Inc.	30,000	721
Mack-Cali Realty Corp.	27,600	892
MFA Financial, Inc.	37,100	295
Mission West Properties, Inc.	19,100	129
Monmouth Real Estate Investment Corp. - Class A	8,200	57
National Health Investors, Inc.	18,400	582
Omega Healthcare Investors, Inc.	31,600	506
One Liberty Properties, Inc.	8,357	75
PS Business Parks, Inc.	26,700	1,370
Realty Income Corp. [۸]	70,800	1,816
Sun Communities, Inc.	10,300	222
UMH Properties, Inc.	3,900	32
Urstadt Biddle Properties, Inc. -Class A [۸]	9,700	142
U-Store-It Trust	111,900	699
Road & Rail - 1.2%
Celadon Group, Inc. ‡	4,200	48
Con-way, Inc.	4,800	184
Dollar Thrifty Automotive Group, Inc. ‡[۸]	41,600	1,023
Genesee & Wyoming, Inc. -Class A ‡	59,600	1,806
Heartland Express, Inc.	16,200	233
Marten Transport, Ltd. ‡	18,200	310
Vitran Corp., Inc. -Class A ‡	43,200	390
Werner Enterprises, Inc.	14,200	265
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology, Inc. ‡	56,500	389
Cirrus Logic, Inc. ‡	39,600	220
Cypress Semiconductor Corp. ‡	68,500	708
DSP Group, Inc. ‡	3,900	32
Intersil Corp. -Class A	11,900	182
Lattice Semiconductor Corp. ‡	49,300	111
Micrel, Inc.	67,700	552
Microsemi Corp. ‡	115,330	1,821
Skyworks Solutions, Inc. ‡	215,585	2,854
Tessera Technologies, Inc. ‡	51,790	1,444
Software - 2.8%
Actuate Corp. ‡	7,200	42
Ariba, Inc. ‡	119,260	1,383
Fair Isaac Corp.	26,200	563
i2 Technologies, Inc. ‡	11,100	178
Micros Systems, Inc. ‡	26,825	810
Netscout Systems, Inc. ‡	113,587	1,535
Nuance Communications, Inc. ‡	58,105	869
Parametric Technology Corp. ‡	77,095	1,065
Progress Software Corp. ‡	58,615	1,328
Quest Software, Inc. ‡	6,000	101
Sybase, Inc. ‡	23,553	916
Taleo Corp. -Class A ‡	47,221	1,069

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - 2.8% (continued)
TIBCO Software, Inc. ‡	7,100	$67
Specialty Retail - 3.3%
Aeropostale, Inc. ‡	6,200	270
Asbury Automotive Group, Inc. ‡	36,300	460
AutoNation, Inc. ‡ [۸]	5,900	107
Borders Group, Inc. ‡	53,300	166
Cato Corp. -Class A	151,000	3,064
Chico’s FAS, Inc. ‡	14,600	190
Hibbett Sports, Inc. ‡	55,300	1,008
Jo-Ann Stores, Inc. ‡	23,300	625
Lawson Products, Inc.	2,500	44
Lithia Motors, Inc. -Class A	18,600	290
MarineMax, Inc. ‡	34,000	266
Rent-A-Center, Inc. ‡	60,100	1,135
Sally Beauty Holdings, Inc. ‡	7,500	53
Stage Stores, Inc.	188,300	2,440
Tractor Supply Co. ‡	28,597	1,385
Zale Corp. ‡	20,200	144
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. ‡	18,929	1,607
Iconix Brand Group, Inc. ‡	28,548	356
Jones Apparel Group, Inc.	29,400	527
Oxford Industries, Inc.	11,900	234
Timberland Co. -Class A ‡	4,400	61
Unifirst Corp.	33,400	1,485
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	17,700	195
NewAlliance Bancshares, Inc.	73,000	782
Provident Financial Services, Inc.	17,500	180
Provident New York Bancorp	10,900	104
Tobacco - 0.0%
Universal Corp. [۸]	800	33
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. ‡	4,800	77
GATX Corp.	68,500	1,914
Houston Wire & Cable Co.	14,900	165
WESCO International, Inc. ‡	18,700	538
Wireless Telecommunication Services - 1.0%
Novatel Wireless, Inc. ‡	126,542	1,438
Syniverse Holdings, Inc. ‡	79,860	1,398
USA Mobility, Inc.	72,400	933

Total Common Stocks (cost $301,293)		349,221

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.08%, 12/17/2009 δ ▲	$420	420

Total Short-Term U.S. Government Obligation (cost $420)

	Shares	Value

WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $0.00	4,637	$	♦
Lantronix, Inc. ‡ Ә
Expiration:
Exercise Price: $0.00	640		—

Total Warrants (cost $–)			♦

	Principal	Value
| |
REPURCHASE AGREEMENT - 0.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $3,306 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $3,378).	$3,306	3,306

Total Repurchase Agreement (cost $3,306)

	Shares	Value

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	18,448,817	18,449
Total Securities Lending Collateral (cost $18,449)

Total Investment Securities (cost $323,468) #		371,396
Other Assets and Liabilities — Net		(18,152)

Net Assets		$353,244

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts Γ	Expiration Date	(Depreciation)

Russell 2000 Mini Index Dec09	24	12/18/2009	$21

			$21

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

§	Illiquid. These securities aggregated $1,179, or 0.33%, of the Fund’s net assets.

۸	All or a portion of this security is on loan. The value of all securities on loan is $17,984.

δ	All or a portion is segregated as initial margin for futures contracts.

Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $323,468. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65,904 and $17,976, respectively. Net unrealized appreciation for tax purposes is $47,928.

Γ	Contract amounts are not in thousands.
DEFINITIONS:
ADR      American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$54,612	$—	$—	$54,612
Equities — Consumer Staples	11,802	—	—	11,802
Equities — Energy	16,877	—	—	16,877
Equities — Financials	72,327	—	—	72,327
Equities — Health Care	46,622	—	—	46,622
Equities — Industrials	58,663	—	—	58,663
Equities — Information Technology	60,055	—	—	60,055
Equities — Materials	12,797	—	—	12,797
Equities — Telecommunication Services	3,683	—	—	3,683
Equities — Utilities	11,783	—	—	11,783
Security Lending Collateral	18,449	—	—	18,449
Cash & Cash Equivalent — Repurchase Agreement	—	3,306	—	3,306
Cash & Cash Equivalent — Short-Term U.S. Government Obligation	—	420	—	420
Total	$367,670	$3,726	$—	$371,396

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$21	$—	$21
Total	$—	$21	$—	$21

*	Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.9%
Aerospace & Defense - 1.9%
American Science & Engineering, Inc.	13,500	$919
Applied Signal Technology, Inc.	23,500	547
DynCorp International, Inc. -Class A ‡	55,200	993
Teledyne Technologies, Inc. ‡	15,500	558
Air Freight & Logistics - 0.6%
Hub Group, Inc. -Class A ‡	38,566	881
Airlines - 0.6%
Alaska Air Group, Inc. ‡	34,108	914
Auto Components - 1.2%
Amerigon, Inc. ‡	41,693	306
Cooper Tire & Rubber Co.	36,100	635
Harbin Electric, Inc. ‡	54,348	917
Beverages - 0.6%
Central European Distribution Corp. ‡	30,730	1,007
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. ‡	21,300	949
Alnylam Pharmaceuticals, Inc. ‡ ^	44,700	1,013
Cubist Pharmaceuticals, Inc. ‡	38,400	776
Emergent Biosolutions, Inc. ‡	40,100	708
Isis Pharmaceuticals, Inc. ‡	63,100	919
United Therapeutics Corp. ‡	19,100	936
Building Products - 0.3%
Simpson Manufacturing Co., Inc.	20,300	513
Capital Markets - 2.1%
Grand Canyon Education, Inc. ‡	39,300	701
Knight Capital Group, Inc. -Class A ‡	41,100	893
Stifel Financial Corp. ‡	18,100	993
Waddell & Reed Financial, Inc. -Class A	27,200	774
Chemicals - 0.3%
Solutia, Inc. ‡	39,900	462
Commercial Banks - 1.0%
First Citizens BancShares, Inc. -Class A	4,500	716
Texas Capital Bancshares, Inc. ‡	26,347	444
United Community Banks, Inc. ‡ ^	90,805	454
Commercial Services & Supplies - 4.5%
ATC Technology Corp. ‡	35,400	700
ChinaCast Education Corp. ‡	82,700	601
Consolidated Graphics, Inc. ‡	41,200	1,028
EnergySolutions, Inc.	85,004	784
GeoEye, Inc. ‡	45,715	1,226
Integrated Electrical Services, Inc. ‡	34,574	278
Kforce, Inc. ‡	73,577	884
NET 1 UEPS Technologies, Inc. ‡	38,200	801
Waste Connections, Inc. ‡	30,400	877
Communications Equipment - 5.8%
3Com Corp. ‡	188,414	985
Adtran, Inc.	34,300	842
Arris Group, Inc. ‡	31,800	414
Avocent Corp. ‡	47,900	971
BigBand Networks, Inc. ‡	80,300	322
Blue Coat Systems, Inc. ‡	43,000	971
Comtech Telecommunications Corp. ‡	26,920	894
Globecomm Systems, Inc. ‡	90,400	657
Nice Systems, Ltd. ADR ‡	42,063	1,281
Oplink Communications, Inc. ‡	54,020	784
Starent Networks Corp. ‡	38,647	982
Computers & Peripherals - 1.0%
Compellent Technologies, Inc. ‡	45,649	824
Cray, Inc. ‡	80,500	671
Construction & Engineering - 0.6%
MasTec, Inc. ‡	74,187	901
Containers & Packaging - 0.7%
Aptargroup, Inc.	14,400	538
Silgan Holdings, Inc.	11,400	601
Diversified Consumer Services - 1.9%
American Public Education, Inc. ‡	18,733	651
Capella Education Co. ‡	14,200	956
Career Education Corp. ‡	29,100	709
Steiner Leisure, Ltd. ‡	19,403	694
Diversified Financial Services - 1.8%
Cash America International, Inc.	36,000	1,085
Encore Capital Group, Inc. ‡	50,382	678
First Cash Financial Services, Inc. ‡	38,100	653
Heckmann Corp. ‡ ^	77,200	354
Electrical Equipment - 2.6%
Capstone Turbine Corp. ‡ ^	485,475	641
EnerSys ‡	36,000	796
General Cable Corp. ‡	24,478	958
GrafTech International, Ltd. ‡	66,300	975
II-VI, Inc. ‡	30,520	776
Electronic Equipment & Instruments - 1.4%
Cogent, Inc. ‡	68,500	692
Greatbatch, Inc. ‡	37,390	840
Plexus Corp. ‡	28,200	743
Energy Equipment & Services - 3.2%
Cal Dive International, Inc. ‡	38,200	378
Core Laboratories NV	8,900	917
Hercules Offshore, Inc. ‡	147,153	723
Key Energy Services, Inc. ‡	76,400	665
Natural Gas Services Group, Inc. ‡	36,808	649
Oil States International, Inc. ‡	23,500	826
Unit Corp. ‡	21,500	886
Food & Staples Retailing - 0.5%
Pantry, Inc. ‡	48,800	765
Food Products - 2.4%
Calavo Growers, Inc.	36,200	687
Chiquita Brands International, Inc. ‡	29,574	478
Diamond Foods, Inc.	25,300	803
Flowers Foods, Inc.	37,500	986
Sensient Technologies Corp.	28,300	786
Health Care Equipment & Supplies - 4.1%
American Medical Systems Holdings, Inc. ‡	72,405	1,226
Atrion Corp.	3,200	462
ev3, Inc. ‡	42,600	524
Haemonetics Corp. ‡	16,200	909
ICU Medical, Inc. ‡	24,300	896
Sirona Dental Systems, Inc. ‡	21,400	637
STERIS Corp.	30,900	941
Synovis Life Technologies, Inc. ‡	67,991	938
Health Care Providers & Services - 3.3%
CardioNet, Inc. ‡ ^	71,500	480
Centene Corp. ‡	40,100	759
Emergency Medical Services Corp. - Class A ‡	13,800	642
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services - 3.3% (continued)
Ensign Group, Inc.	28,300	$397
Genoptix, Inc. ‡ ^	25,404	885
LHC Group, Inc. ‡	27,387	820
Psychiatric Solutions, Inc. ‡	16,868	451
U.S. Physical Therapy, Inc. ‡	46,064	694
Health Care Technology - 0.5%
Phase Forward, Inc. ‡	53,553	752
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. ‡	2,354	90
BJ’s Restaurants, Inc. ‡	45,806	687
Buffalo Wild Wings, Inc. ‡ ^	16,825	700
Isle of Capri Casinos, Inc. ‡ ^	63,400	747
O’Charley’s, Inc. ‡	40,957	384
Penn National Gaming, Inc. ‡	35,400	979
PF Chang’s China Bistro, Inc. ‡ ^	17,600	598
Red Robin Gourmet Burgers, Inc. ‡	24,913	509
Household Durables - 1.3%
Helen of Troy, Ltd. ‡	38,400	746
Jarden Corp.	45,300	1,272
Insurance - 1.0%
Infinity Property & Casualty Corp.	17,281	734
Tower Group, Inc.	35,400	864
Internet Software & Services - 3.9%
Art Technology Group, Inc. ‡	210,400	812
AsiaInfo Holdings, Inc. ‡	44,400	887
GigaMedia, Ltd. ‡	122,486	642
Infospace, Inc. ‡	77,200	598
Move, Inc. ‡	171,423	463
NIC, Inc.	60,200	535
Perfect World Co., Ltd. -Class B ADR ‡	9,600	462
United Online, Inc.	98,933	795
Valueclick, Inc. ‡	76,200	1,004
IT Services - 3.0%
CACI International, Inc. -Class A ‡	23,000	1,087
Convergys Corp. ‡	87,600	871
Cybersource Corp. ‡	66,249	1,104
Global Cash Access Holdings, Inc. ‡	85,600	626
Hackett Group, Inc. ‡	174,800	507
MarketAxess Holdings, Inc. ‡	39,900	481
Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc. ‡	38,599	334
Bruker Corp. ‡	115,154	1,229
Machinery - 0.1%
Columbus McKinnon Corp. ‡	8,818	134
Marine - 0.9%
Excel Maritime Carriers, Ltd. -Class A ^	—	♦
Genco Shipping & Trading, Ltd. ^	30,100	625
Hornbeck Offshore Services, Inc. ‡	26,547	732
Media - 0.5%
APAC Customer Services, Inc. ‡ ^	126,200	746
Metals & Mining - 2.1%
AK Steel Holding Corp.	35,300	696
Gammon Gold, Inc. ‡	93,400	795
Stillwater Mining Co. ‡	117,900	792
Thompson Creek Metals Co., Inc. ‡	78,700	951
Multiline Retail - 0.5%
Big Lots, Inc. ‡	34,500	863
Multi-Utilities - 0.5%
Avista Corp.	35,800	724
Oil, Gas & Consumable Fuels - 2.9%
Bill Barrett Corp. ‡	22,261	730
Cano Petroleum, Inc. ‡ ^	247,132	314
Comstock Resources, Inc. ‡	23,200	930
Exco Resources, Inc. ‡	57,000	1,065
North American Energy Partners, Inc. ‡	107,791	647
Penn Virginia Corp.	39,000	893
Personal Products - 0.6%
Chattem, Inc. ‡ ^	13,633	905
Pharmaceuticals - 1.0%
Oculus Innovative Sciences, Inc. ‡ ^	60,809	148
Vivus, Inc. ‡	133,849	1,398
Professional Services - 2.5%
Advisory Board Co. ‡	22,000	553
CBIZ, Inc. ‡	84,013	627
CRA International, Inc. ‡	32,000	874
FTI Consulting, Inc. ‡	16,600	707
TrueBlue, Inc. ‡	61,498	865
VSE Corp.	9,700	378
Road & Rail - 2.1%
Arkansas Best Corp.	30,138	902
Celadon Group, Inc. ‡	95,363	1,079
Kansas City Southern ‡	42,700	1,131
Marten Transport, Ltd. ‡	9,391	160
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Analogic Technologies, Inc. ‡	133,977	532
Anadigics, Inc. ‡	187,000	881
Atheros Communications, Inc. ‡ ^	31,300	830
Netlogic Microsystems, Inc. ‡	15,300	689
NVE Corp. ‡ ^	8,491	451
O2Micro International, Ltd. ADR ‡ ^	185,200	972
PMC-Sierra, Inc. ‡	124,900	1,194
Silicon Motion Technology Corp. ADR ‡ ^	151,607	603
Tessera Technologies, Inc. ‡	27,400	764
TriQuint Semiconductor, Inc. ‡	120,600	931
Zoran Corp. ‡	65,585	756
Software - 8.3%
Actuate Corp. ‡	76,600	443
ANSYS, Inc. ‡	35,100	1,314
Bluephoenix Solutions, Ltd. ‡	145,913	553
Clicksoftware Technologies, Ltd. ‡	93,700	589
Ebix, Inc. ‡	9,100	504
EPIQ Systems, Inc. ‡	72,630	1,053
JDA Software Group, Inc. ‡	17,400	382
Open Text Corp. ‡ ^	23,700	885
Pegasystems, Inc. ^	29,300	1,012
Quality Systems, Inc.^	7,400	456
Radiant Systems, Inc. ‡	59,254	636
Smith Micro Software, Inc. ‡	64,386	796
Solera Holdings, Inc.	39,800	1,238
Sybase, Inc. ‡	20,570	800
TeleCommunication Systems, Inc. - Class A ‡	101,900	852
Tyler Technologies, Inc. ‡	53,900	921
Ultimate Software Group, Inc. ‡	18,000	517
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - 5.9%
Aaron’s, Inc. ^	27,370	$723
Buckle, Inc. ^	23,682	809
Conn’s, Inc. ‡ ^	16,333	184
Dress Barn, Inc. ‡ ^	49,100	880
Finish Line, Inc. -Class A	33,500	340
Foot Locker, Inc.	82,000	980
Genesco, Inc. ‡	32,700	787
Gymboree Corp. ‡	14,800	716
hhgregg, Inc. ‡ ^	51,170	867
Hibbett Sports, Inc. ‡ ^	25,300	461
Jos A. Bank Clothiers, Inc. ‡	16,238	727
Monro Muffler Brake, Inc.	35,200	1,119
Shoe Carnival, Inc. ‡	15,817	244
Ulta Salon Cosmetics & Fragrance, Inc. ‡	20,435	337
Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc. ‡	36,500	974
Iconix Brand Group, Inc. ‡	61,400	766
Maidenform Brands, Inc. ‡	51,100	821
Steven Madden, Ltd. ‡	17,634	649
Unifirst Corp.	11,978	532
Warnaco Group, Inc. ‡	19,375	850
Thrifts & Mortgage Finance - 0.2%
Provident Financial Services, Inc.	25,600	263
Wireless Telecommunication Services - 1.0%
Novatel Wireless, Inc. ‡	69,500	790
Syniverse Holdings, Inc. ‡	46,951	822

Total Common Stocks (cost $135,202)		152,214

WARRANT - 0.0%
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $0.00	141	♦

Total Warrant (cost $-)

	Principal	Value

REPURCHASE AGREEMENT - 0.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $59 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $60).	$59	59

Total Repurchase Agreement (cost $59)

	Shares	Value

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	8,344,696	8,345
Total Securities Lending Collateral (cost $8,345)

Total Investment Securities (cost $143,606) #		160,618
Other Assets and Liabilities — Net		(3,400)

Net Assets		$157,218

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $8,058.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $143,606. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,076 and $8,064, respectively. Net unrealized appreciation for tax purposes is $17,012.
DEFINITIONS:
ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$26,955	$—	$—	$26,955
Equities — Consumer Staples	6,417	—	—	6,417
Equities — Energy	9,623	—	—	9,623
Equities — Financials	9,606	—	—	9,606
Equities — Health Care	20,823	—	—	20,823
Equities — Industrials	26,318	—	—	26,318
Equities — Information Technology	46,091	—	—	46,091
Equities — Materials	4,835	—	—	4,835
Equities — Telecommunication Services	822	—	—	822
Equities — Utilities	724	—	—	724
Security Lending Collateral	8,345	—	—	8,345
Cash & Cash Equivalent — Repurchase Agreement	—	59	—	59

Total	$160,559	$59	$—	$160,618

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

International Equity Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2009
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.6%
Australia - 1.8%
BHP Billiton, Ltd.	565,286	$18,816
Bermuda - 0.3%
Willis Group Holdings, Ltd.	106,000	2,991
Brazil - 5.6%
BM&F BOVESPA SA	1,869,000	13,778
Companhia Brasileira de Meios de Pagamento	1,049,800	10,417
Empresa Brasileira de Aeronautica SA ADR ‡	363,100	8,330
Natura Cosmeticos SA	296,200	5,342
Petroleo Brasileiro SA ADR	473,900	21,752
Canada - 6.1%
Canadian National Railway Co.	393,300	19,371
Canadian Natural Resources, Ltd.	272,300	18,388
Potash Corp. of Saskatchewan, Inc.	123,300	11,139
Rogers Communications, Inc. -Class B	560,200	15,817
Cayman Islands - 0.8%
Baidu, Inc. ADR ‡	22,400	8,760
China - 4.6%
China Merchants Bank Co., Ltd. -Class H	7,983,593	17,801
Industrial & Commercial Bank of China -Class H	36,518,100	27,471
Sinopharm Group Co. -Class H ‡	1,208,800	3,066
Denmark - 4.2%
Novo Nordisk A/S -Class B	392,449	24,571
Vestas Wind Systems A/S ‡	277,053	20,029
Finland - 2.4%
Fortum OYJ	419,096	10,745
Nokia OYJ	1,018,992	14,986
France - 9.8%
Air Liquide SA	159,671	18,167
AXA SA	910,224	24,641
BNP Paribas	253,715	20,271
Lafarge SA	165,362	14,797
LVMH Moet Hennessy Louis Vuitton SA	259,133	26,062
Germany - 7.1%
Deutsche Bank AG	237,100	18,196
Deutsche Boerse AG	33,382	2,728
E.ON AG	338,313	14,347
Fresenius Medical Care AG & Co. KGaA	329,200	16,393
SAP AG	483,361	23,541
Greece - 2.6%
National Bank of Greece SA ‡	773,898	27,746
Guernsey, C.I. - 1.3%
Amdocs, Ltd. ‡	503,200	13,526
Hong Kong - 3.4%
CNOOC, Ltd.	9,648,670	12,998
Hong Kong Exchanges & Clearing, Ltd.	1,254,200	22,737
Ireland - 0.5%
Covidien PLC	127,600	5,520
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd. ADR	549,694	27,793
Italy - 1.1%
Intesa Sanpaolo SpA ‡	2,626,456	11,617
Japan - 8.5%
Fanuc, Ltd.	172,194	15,442
Komatsu, Ltd. ^	1,382,000	25,896
Mitsubishi UFJ Financial Group, Inc.	3,716,500	19,956
Nintendo Co., Ltd. ^	36,900	9,455
Toyota Motor Corp.	483,500	19,229
Mexico - 2.9%
America Movil SAB de CV -Series L, Class L ADR	307,309	13,469
Wal-Mart de Mexico SAB de CV -Series V	5,032,600	17,451
Netherlands Antilles - 1.3%
Schlumberger, Ltd.	230,000	13,708
Spain - 2.0%
Telefonica SA	774,873	21,380
Sweden - 2.2%
Hennes & Mauritz AB -Series B, Class B	411,958	23,135
Switzerland - 7.7%
GAM Holding, Ltd.	326,696	16,314
Logitech International SA ‡	547,087	9,972
Nestle SA	495,054	21,096
Novartis AG	350,271	17,526
Roche Holding AG	100,492	16,243
Turkey - 1.2%
Turkcell Iletisim Hizmet AS	1,773,717	12,669
United Kingdom - 15.6%
ARM Holdings PLC	5,019,643	11,520
Barclays PLC ‡	1,733,449	10,250
British American Tobacco PLC	572,973	17,975
British Sky Broadcasting Group PLC	1,727,619	15,778
Carnival PLC	580,798	19,789
Kingfisher PLC	4,518,700	15,375
Pearson PLC	788,837	9,720
Reckitt Benckiser Group PLC	391,591	19,138
SABMiller PLC	501,956	12,105
Smith & Nephew PLC	1,267,041	11,350
Standard Chartered PLC	928,555	22,882
United States - 1.0%
Southern Copper Corp.	247,400	7,592
Synthes, Inc.	27,700	3,339

Total Common Stocks (cost $835,052)		1,024,404

RIGHTS - 0.1%
France - 0.1%
BNP Paribas ‡	253,715	549

Total Rights (cost $—)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $18,473 on 10/01/2009. (Collateralized by US Treasury Bill, 0.15%, due 03/11/10, with a value of $18,847).	$18,473	18,473
Total Repurchase Agreement (cost$18,473)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.35% ▲	2,142,050	2,142
Total Securities Lending Collateral (cost $2,142)

Total Investment Securities (cost $855,667) #		1,045,568
Other Assets and Liabilities — Net		14,848

Net Assets		$1,060,416

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:Φ

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Mexican Peso	(406,534)	11/30/2009	$30,112	$240
Mexican Peso	41,110	11/30/2009	(3,053)	(32)
Mexican Peso	(24,771)	11/30/2009	1,815	(5)
Mexican Peso	22,014	11/30/2009	(1,614)	4

				$207

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,039.

▲	Rate shown reflects the yield at 09/30/2009.

#	Aggregate cost for federal income tax purposes is $855,667. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $201,290 and $11,389, respectively. Net unrealized appreciation for tax purposes is $189,901.

Φ	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$132,156	$—	$—	$132,156
Equities — Consumer Staples	93,106	—	—	93,106
Equities — Energy	66,846	—	—	66,846
Equities — Financials	259,930	—	—	259,930
Equities — Health Care	122,734	—	—	122,734
Equities — Industrials	89,066	—	—	89,066
Equities — Information Technology	102,176	—	—	102,176
Equities — Materials	70,511	—	—	70,511
Equities — Telecommunication Services	63,336	—	—	63,336
Equities — Utilities	25,092	—	—	25,092
Security Lending Collateral	2,142	—	—	2,142
Cash & Cash Equivalent — Repurchase Agreement	—	18,473	—	18,473

Total	$1,027,095	$18,473	$—	$1,045,568

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Contracts	$ —	$207	$ —	$207

Total	$ —	$207	$ —	$207

*	Other financial instruments are valued at unrealized appreciation (depreciation).
The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2009
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (unaudited):	Total Investments	Value

Commercial Banks	15.1%	$158,543
Pharmaceuticals	8.6	89,199
Oil, Gas & Consumable Fuels	5.1	53,138
Software	4.4	46,522
Wireless Telecommunication Services	4.0	41,955
Machinery	4.0	41,338
Diversified Financial Services	3.8	39,243
Specialty Retail	3.7	38,510
Capital Markets	3.3	34,510
Chemicals	2.8	29,306
Insurance	2.7	27,632
Metals & Mining	2.5	26,408
Textiles, Apparel & Luxury Goods	2.5	26,062
Media	2.4	25,498
Electric Utilities	2.4	25,092
Diversified Telecommunication Services	2.0	21,380
Food Products	2.0	21,096
Health Care Equipment & Supplies	1.9	20,209
Electrical Equipment	1.9	20,029
Hotels, Restaurants & Leisure	1.9	19,789
Road & Rail	1.8	19,371
Automobiles	1.8	19,229
Household Products	1.8	19,138
Tobacco	1.7	17,975
Food & Staples Retailing	1.7	17,451
Health Care Providers & Services	1.6	16,393
Communications Equipment	1.5	14,986
Construction Materials	1.4	14,797
Energy Equipment & Services	1.3	13,708
Beverages	1.2	12,105
Semiconductors & Semiconductor Equipment	1.1	11,520
IT Services	1.0	10,417
Computers & Peripherals	1.0	9,972
Internet Software & Services	0.8	8,760
Aerospace & Defense	0.8	8,330
Personal Products	0.5	5,342

Investment Securities, at Value	98.0	1,024,953
Short-Term Investments	2.0	20,615

Total Investments	100.0%	$1,045,568

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments
At September 30, 2009
(unaudited)
1. Organization and Business
Transamerica Partners Portfolios (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Large Value Portfolio, the Value Portfolio, the Large Core Portfolio, the Large Growth Portfolio, the Growth Portfolio, the Mid Value Portfolio, the Mid Growth Portfolio, the Small Value Portfolio, the Small Core Portfolio, the Small Growth Portfolio, and the International Equity Portfolio (each a “Series”). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).
The investment objectives of each Series are as follows:
Money Market – The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.
High Quality Bond – The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.
Inflation-Protected Securities – The Series’ goal is to seek maximum real return consistent with the preservation of capital.
Core Bond – The Series’ goal is to achieve maximum total return.
Total Return Bond – The Series’ goal is to maximize long-term total return.
High Yield Bond – The Series’ goal is to provide a high level of current income.
Balanced – The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.
Large Value – The Series’ goal is to provide long-term capital appreciation through investment in a diversified portfolio of common stocks of large-capitalization companies. Current income is a secondary goal.
Value – The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.
Large Core – The Series’ goal is to provide capital appreciation and current income.
Large Growth – The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.
Growth – The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.
Mid Value – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Mid Growth – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Small Value – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Small Core – The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.
Small Growth – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
International Equity – The Series’ goal is to provide a high level of long–term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

Transamerica Partners Funds	Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2009
(unaudited)
2. Significant Accounting Policies
     A. Security Valuation:
Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the official closing price or last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds and warrants are valued at the last available bid prices by an independent pricing service. Option contracts that are traded on commodities or securities exchanges are normally valued at the last mean price on the exchange on which they are traded; if mean prices are not available, the bid price will be used. If neither mean nor bid prices are available, a broker quote will be obtained. Futures contracts traded on commodities or securities exchanges are normally valued at the last closing price on the exchange on which they are traded. If last closing price is not available for futures contracts, a broker quote will be obtained. Swap agreements are normally valued by an independent pricing service. If the independent pricing service is not able to value a swap contract, that contract will be valued at bid price. If bid is not available, a broker quote will be obtained. When valuations are not readily available, securities will be valued at their fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.
Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, all Series apply fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.
The Series are subject to the provisions under the FASB Accounting Standard codification, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under ASC 820 are described below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).
The aggregate value by input level, at September 30, 2009, for the Series’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Series’ Schedule of Investments.
     B. Repurchase Agreements:
Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.
     C. Foreign Currency Translation:
The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Transamerica Partners Funds	Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2009
(unaudited)
2. Significant Accounting Policies (continued)
None of the Series isolates realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.
     D. Foreign Currency Forward, Spot, and Cross Currency Contracts:
Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those Series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
As of September 30, 2009, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series each had outstanding foreign currency forward contracts.
Open forward foreign currency contracts as of September 30, 2009 are listed in the Schedules of Investments.
     E. Written Options:
Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transamerica Partners Funds	Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2009
(unaudited)
2. Significant Accounting Policies (continued)
Transactions in options written for the period ended September 30, 2009 were as follows:

	Inflation-Protected
	Securities		Core Bond
	Contracts	Premiums*	Contracts	Premiums*
Written call options outstanding at December 31, 2008	—	$—	55,600,000	$2,789
Call options written	81,300,000	3,838	949,100,000	43,197
Call options terminated in closing purchase transactions	(43,500,000)	(2,158)	(626,800,000)	(30,111)
Call options expired	—	—	—	—

Written call options outstanding at September 30, 2009	37,800,000	$1,680	377,900,000	$15,875

Written put options outstanding at December 31, 2008	—	$—	55,600,000	$2,789
Put options written	81,300,213	3,967	977,602,375	45,949
Put options terminated in closing purchase transactions	(43,500,071)	(2,221)	(655,300,857)	(32,131)
Put options expired	(142)	(66)	(1,518)	(732)

Written put options outstanding at September 30, 2009	37,800,000	$1,680	377,900,000	$15,875

Transamerica Partners Funds	Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2009
(unaudited)
2. Significant Accounting Policies (continued)

	Total Return
	Bond		Balanced
	Contracts	Premiums*	Contracts	Premiums*
Written call options outstanding at December 31, 2008	364	$299	106	$86
Call options written	694	444	146	99
Call options terminated in closing purchase transactions	(759)	(499)	(190)	(132)
Call options expired	(190)	(96)	(38)	(19)

Written call options outstanding at September 30, 2009	109	$148	24	$34

Written put options outstanding at December 31, 2008	496	$491	122	$120
Put options written	932	766	202	166
Put options terminated in closing purchase transactions	(1,342)	(1,223)	(307)	(279)
Put options expired	—	—	—	—

Written put options outstanding at September 30, 2009	86	$34	17	$7

*	Amounts are in thousands.
     F. Futures Contracts:
Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.
Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.
Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
Use of long futures contracts subjects the Series to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

Transamerica Partners Funds	Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2009
(unaudited)
2. Significant Accounting Policies (continued)
The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ Schedule of Investments. In addition, the Total Return Bond Series has segregated $1,992,027 of cash, and the Balanced Series has segregated $800,004 of cash as collateral for their respective open futures contracts.
Open futures contracts as of September 30, 2009 are listed in the Schedules of Investments.
     G. Swap Agreements:
Each Series, with the exception of the Money Market Series, may engage in various swap transactions including interest rate, currency exchange rate, equity index, credit default and total return swap agreements, for hedging purposes, or as alternatives to direct investments.
An interest rate swap involves a Series and another party, and each agrees to exchange interest earned with respect to a notional amount of principal. An interest rate swap typically involves the exchange of a fixed rate payment for a floating rate payment. A currency rate swap involves two parties who agree to sell each other a foreign currency and commit to exchanging the principal amount at a specified future date. An equity index swap represents an exchange of cash flow streams, one typically based on a reference interest rate; the other on the performance of a stock or stock market index. A credit default swap involves the payment of a premium by a buyer for protection against a specified credit risk or event, such as default. Should a default occur, the protection seller can either accept delivery of the defaulted security or pay the buyer a cash settlement. If a Series is a protection buyer and no event occurs, the Series may receive or recover nothing. If a Series is a protection seller it will receive premium payments (if there is no event) and generally receives an upfront payment as well. A Series will only enter into credit default swaps with parties that meet certain levels of creditworthiness as assessed by the subadvisor. In a total return swap, one party receives interest payments on a referenced asset or index plus any capital gains or losses over the payment period, while the other receives a specified cash flow based on the same notional amount.
Swaps can expose a Series to credit or market risk due to unfavorable changes in interest rates or a change in value of underlying securities or indices. In addition, there is a possibility that there will not be a liquid market for the agreements, or that a counterparty may default on its obligation.
Contracts are marked-market daily based on valuations supplied by a dealer or broker. Changes in value, including accruals of periodic amounts of interest to be paid or received on swaps, are reported as unrealized appreciation/ (depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.
From time to time, a Series will receive short term, highly liquid investments as collateral pledged for various swap agreements from brokers.
At September 30, 2009, the Inflation-Protected Securities Series and Core Bond Series had entered into interest rate swaps and credit default swaps, which are listed in the Schedules of Investments.
     H. Short Sales:
Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.
     I. Dollar Rolls:
Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities. The Core Bond Series, Total Return Bond Series and Balanced Series had TBA dollar rolls outstanding as of September 30, 2009.

Transamerica Partners Funds	Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2009
(unaudited)
2. Significant Accounting Policies (continued)
     J. Loan Participations/Assignments:
Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
     K. Treasury Inflation-Protected Securities:
Each Series may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the US Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the US Government.
     L. Restricted and Illiquid Securities:
Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
As of September 30, 2009 the Series had no investments in restricted securities other than 144A issues.
The value and percentage of the illiquid securities at September 30, 2009 is shown in the Schedules of Investments.
3. Securities Lending
Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.
The value of loaned securities and related collateral outstanding at September 30, 2009 is shown in the Schedules of Investments.

Transamerica Partners Funds	Form N-Q

Master Investment Portfolio —
S&P 500 Index Master Portfolio

II

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks — 97.92%
Advertising — 0.16%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$745,992
Omnicom Group Inc. (b)	62,915	2,324,080

		3,070,072

Aerospace & Defense — 2.17%
Boeing Co. (The)	148,608	8,047,123
General Dynamics Corp.(b)	78,884	5,095,906
Goodrich Corp.(b)	25,169	1,367,683
L-3 Communications Holdings Inc.(b)	23,555	1,891,938
Lockheed Martin Corp.	66,127	5,163,196
Northrop Grumman Corp.	65,296	3,379,068
Raytheon Co.	79,866	3,831,172
Rockwell Collins Inc.(b)	32,192	1,635,354
United Technologies Corp.	192,395	11,722,627

		42,134,067

Agriculture — 2.23%
Altria Group Inc.	421,642	7,509,444
Archer-Daniels-Midland Co.	131,451	3,840,998
Lorillard Inc.	33,965	2,523,599
Monsanto Co.	111,647	8,641,478
Philip Morris International Inc.	395,173	19,260,732
Reynolds American Inc.	34,492	1,535,584

		43,311,835

Airlines — 0.07%
Southwest Airlines Co.	150,333	1,443,197

Apparel — 0.48%
Coach Inc.	64,329	2,117,711
Nike Inc. Class B	79,002	5,111,429
Polo Ralph Lauren Corp.	11,591	888,102
VF Corp.	18,191	1,317,574

		9,434,816

Auto Manufacturers — 0.39%
Ford Motor Co.(a)	659,803	4,757,180
PACCAR Inc.(b)	74,257	2,800,232

		7,557,412

Auto Parts & Equipment — 0.20%
Goodyear Tire & Rubber Co. (The)(a)	48,235	821,442
Johnson Controls Inc.	121,713	3,110,984

		3,932,426

Banks — 5.21%
Bank of America Corp.	1,766,644	29,891,617
Bank of New York Mellon Corp. (The)	245,090	7,105,159
BB&T Corp.	139,348	3,795,840
Comerica Inc.	30,769	912,916
Discover Financial Services	108,882	1,767,155
Fifth Third Bancorp	161,628	1,637,292
First Horizon National Corp.(a)	45,657	604,042
Huntington Bancshares Inc.(b)	116,992	551,032
KeyCorp	178,242	1,158,573
M&T Bank Corp.(b)	16,746	1,043,611
Marshall & Ilsley Corp.	75,293	607,615
Northern Trust Corp.	48,967	2,847,921
PNC Financial Services Group Inc. (The)	94,366	4,585,244
Regions Financial Corp.	241,386	1,499,007
State Street Corp.	101,227	5,324,540
SunTrust Banks Inc.	101,510	2,289,050
U.S. Bancorp	389,877	8,522,711
Wells Fargo & Co.	952,681	26,846,551
Zions Bancorporation(b)	25,428	456,941

		101,446,817

Beverages — 2.63%
Brown-Forman Corp. Class B NVS	22,534	1,086,589
Coca-Cola Co. (The)	472,799	25,389,306
Coca-Cola Enterprises Inc.	64,362	1,377,990
Constellation Brands Inc. Class A(a)	40,667	616,105
Dr Pepper Snapple Group Inc.(a)	52,262	1,502,532
Molson Coors Brewing Co. Class B NVS	31,860	1,550,945
Pepsi Bottling Group Inc.	29,210	1,064,412
PepsiCo Inc.	318,242	18,668,076

		51,255,955

Biotechnology — 1.35%
Amgen Inc.(a)	207,548	12,500,616
Biogen Idec Inc.(a)	58,567	2,958,805
Celgene Corp.(a)	93,231	5,211,613
Genzyme Corp.(a)(b)	55,436	3,144,884
Life Technologies Corp.(a)(b)	35,755	1,664,395
Millipore Corp.(a)	11,124	782,351

		26,262,664

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Building Materials — 0.05%
Masco Corp.(b)	74,051	$956,739

Chemicals — 1.60%
Air Products and Chemicals Inc.	42,946	3,331,751
Airgas Inc.	16,738	809,617
CF Industries Holdings Inc.	9,918	855,229
Dow Chemical Co. (The)(b)	232,653	6,065,264
E.I. du Pont de Nemours and Co.	184,912	5,943,072
Eastman Chemical Co.(b)	14,579	780,560
Ecolab Inc.(b)	48,186	2,227,639
FMC Corp.	14,887	837,394
International Flavors & Fragrances Inc.(b)	16,256	616,590
PPG Industries Inc.(b)	33,965	1,977,103
Praxair Inc.(b)	62,849	5,134,135
Sherwin-Williams Co. (The)(b)	19,625	1,180,640
Sigma-Aldrich Corp.(b)	24,499	1,322,456

		31,081,450

Coal — 0.21%
CONSOL Energy Inc.(b)	36,462	1,644,801
Massey Energy Co.(b)	17,752	495,103
Peabody Energy Corp.(b)	54,859	2,041,852

		4,181,756

Commercial Services — 1.01%
Apollo Group Inc. Class A(a)	25,934	1,910,558
Convergys Corp.(a)	25,380	252,277
DeVry Inc.(b)	12,640	699,245
Equifax Inc.	26,260	765,216
H&R Block Inc.	69,089	1,269,856
Iron Mountain Inc.(a)(b)	37,358	995,964
MasterCard Inc. Class A	19,550	3,952,032
McKesson Corp.	54,642	3,253,931
Monster Worldwide Inc.(a)	26,159	457,259
Moody’s Corp.	39,532	808,825
Quanta Services Inc.(a)	39,957	884,248
R.R. Donnelley & Sons Co.(b)	40,990	871,447
Robert Half International Inc.(b)	30,282	757,656
Western Union Co.	144,152	2,727,356

		19,605,870

Computers — 5.83%
Affiliated Computer Services Inc. Class A(a)	20,255	1,097,213
Apple Inc.(a)	182,862	33,897,129
Cognizant Technology Solutions Corp. Class A(a)	60,335	2,332,551
Computer Sciences Corp.(a)	31,043	1,636,277
Dell Inc.(a)	352,337	5,376,663
EMC Corp.(a)	411,514	7,012,199
Hewlett-Packard Co.	484,290	22,863,331
International Business Machines Corp.	267,673	32,016,368
Lexmark International Inc. Class A(a)(b)	15,437	332,513
NetApp Inc.(a)	68,857	1,837,105
SanDisk Corp.(a)(b)	45,450	986,265
Sun Microsystems Inc.(a)	153,364	1,394,079
Teradata Corp.(a)	34,341	945,064
Western Digital Corp.(a)(b)	45,619	1,666,462

		113,393,219

Cosmetics & Personal Care — 2.37%
Avon Products Inc.(b)	86,698	2,944,264
Colgate-Palmolive Co.	101,970	7,778,272
Estee Lauder Companies Inc. (The) Class A	24,028	890,958
Procter & Gamble Co. (The)	596,011	34,520,957

		46,134,451

Distribution & Wholesale — 0.17%
Fastenal Co.	26,957	1,043,236
Genuine Parts Co.	32,607	1,241,022
W.W. Grainger Inc.	12,558	1,122,183

		3,406,441

Diversified Financial Services — 5.72%
American Express Co.	242,135	8,208,376
Ameriprise Financial Inc.	52,301	1,900,095
Capital One Financial Corp.	92,666	3,310,956
Charles Schwab Corp. (The)	193,871	3,712,630
Citigroup Inc.	2,659,921	12,874,018
CME Group Inc.	13,491	4,157,791
E*TRADE Financial Corp.(a)	177,871	311,274
Federated Investors Inc. Class B	18,116	477,719
Franklin Resources Inc.	30,742	3,092,645
Goldman Sachs Group Inc. (The)	104,292	19,226,230

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Diversified Financial Services (continued)
IntercontinentalExchange Inc.(a)(b)	14,838	$1,442,105
Invesco Ltd.	84,328	1,919,305
Janus Capital Group Inc.	36,685	520,193
JPMorgan Chase & Co.	802,379	35,160,248
Legg Mason Inc.	32,929	1,021,787
Morgan Stanley	277,121	8,557,496
NASDAQ OMX Group Inc. (The)(a)	28,161	592,789
NYSE Euronext Inc.	53,596	1,548,388
SLM Corp.(a)(b)	95,835	835,681
T. Rowe Price Group Inc.	52,500	2,399,250

		111,268,976

Electric — 3.33%
AES Corp. (The)(a)(b)	136,635	2,024,931
Allegheny Energy Inc.	34,178	906,401
Ameren Corp.	47,362	1,197,311
American Electric Power Co. Inc.	97,084	3,008,633
CenterPoint Energy Inc.	78,306	973,344
CMS Energy Corp.	47,382	634,919
Consolidated Edison Inc.(b)	55,889	2,288,096
Constellation Energy Group Inc.	40,351	1,306,162
Dominion Resources Inc.(b)	121,274	4,183,953
DTE Energy Co.(b)	33,526	1,178,104
Duke Energy Corp.	264,194	4,158,414
Dynegy Inc. Class A(a)	104,575	266,666
Edison International	66,512	2,233,473
Entergy Corp.	39,715	3,171,640
Exelon Corp.	134,821	6,689,818
FirstEnergy Corp.	62,468	2,856,037
FPL Group Inc.	83,757	4,625,899
Integrys Energy Group Inc.(b)	16,065	576,573
Northeast Utilities(b)	35,903	852,337
Pepco Holdings Inc.	44,898	668,082
PG&E Corp.	75,482	3,056,266
Pinnacle West Capital Corp.(b)	21,158	694,406
PPL Corp.	76,668	2,326,107
Progress Energy Inc.(b)	56,955	2,224,662
Public Service Enterprise Group Inc.	103,710	3,260,642
SCANA Corp.	23,059	804,759
Southern Co.(b)	162,239	5,138,109
TECO Energy Inc.(b)	44,313	623,927
Wisconsin Energy Corp.	24,218	1,093,927
Xcel Energy Inc.(b)	93,262	1,794,361

		64,817,959

Electrical Components & Equipment — 0.35%
Emerson Electric Co.(b)	153,844	6,166,068
Molex Inc.(b)	28,010	584,849

		6,750,917

Electronics — 0.50%
Agilent Technologies Inc.(a)	69,754	1,941,254
Amphenol Corp. Class A	34,499	1,299,922
FLIR Systems Inc.(a)	30,495	852,945
Jabil Circuit Inc.	39,243	526,249
PerkinElmer Inc.(b)	22,859	439,807
Thermo Fisher Scientific Inc.(a)(b)	83,713	3,655,747
Waters Corp.(a)	19,838	1,108,151

		9,824,075

Engineering & Construction — 0.16%
Fluor Corp.(b)	36,987	1,880,789
Jacobs Engineering Group Inc.(a)(b)	25,372	1,165,843

		3,046,632

Entertainment — 0.07%
International Game Technology	59,686	1,282,055

Environmental Control — 0.29%
Republic Services Inc.	65,120	1,730,238
Stericycle Inc.(a)(b)	17,687	856,935
Waste Management Inc.(b)	100,529	2,997,775

		5,584,948

Food — 1.88%
Campbell Soup Co.(b)	39,922	1,302,256
ConAgra Foods Inc.	89,353	1,937,173
Dean Foods Co.(a)	36,292	645,635
General Mills Inc.	66,728	4,295,949
H.J. Heinz Co.	64,436	2,561,331
Hershey Co. (The)	33,349	1,295,942
Hormel Foods Corp.(b)	14,579	517,846
J.M. Smucker Co. (The)	24,451	1,296,148
Kellogg Co.(b)	52,205	2,570,052
Kraft Foods Inc. Class A	301,051	7,908,610
Kroger Co. (The)	133,706	2,759,692

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Food (continued)
McCormick & Co. Inc. NVS(b)	26,935	$914,174
Safeway Inc.(b)	83,996	1,656,401
Sara Lee Corp.	140,064	1,560,313
SUPERVALU Inc.(b)	43,040	648,182
Sysco Corp.(b)	119,857	2,978,446
Tyson Foods Inc. Class A	63,044	796,246
Whole Foods Market Inc.(a)	27,988	853,354

		36,497,750

Forest Products & Paper — 0.27%
International Paper Co.	88,382	1,964,732
MeadWestvaco Corp.	34,856	777,637
Plum Creek Timber Co. Inc.(b)	32,626	999,661
Weyerhaeuser Co.(b)	42,636	1,562,609

		5,304,639

Gas — 0.18%
Nicor Inc.	9,098	332,896
NiSource Inc.	54,771	760,769
Sempra Energy	49,926	2,486,814

		3,580,479

Hand & Machine Tools — 0.09%
Black & Decker Corp. (The)(b)	12,384	573,255
Snap-On Inc.(b)	12,087	420,144
Stanley Works (The)	16,479	703,489

		1,696,888

Health Care — Products — 3.65%
Baxter International Inc.	123,324	7,030,701
Becton, Dickinson and Co.	48,579	3,388,385
Boston Scientific Corp.(a)	307,449	3,255,885
C.R. Bard Inc.(b)	19,683	1,547,281
CareFusion Corp.(a)	36,819	802,654
DENTSPLY International Inc.(b)	30,794	1,063,625
Intuitive Surgical Inc.(a)(b)	7,664	2,009,884
Johnson & Johnson	562,702	34,262,925
Medtronic Inc.	226,375	8,330,600
Patterson Companies Inc.(a)(b)	18,873	514,289
St. Jude Medical Inc.(a)	70,530	2,751,375
Stryker Corp.(b)	57,458	2,610,317
Varian Medical Systems Inc.(a)(b)	25,786	1,086,364
Zimmer Holdings Inc.(a)	44,112	2,357,786

		71,012,071

Health Care — Services — 1.02%
Aetna Inc.	89,696	2,496,240
Coventry Health Care Inc.(a)(b)	30,695	612,672
DaVita Inc.(a)(b)	21,493	1,217,364
Humana Inc.(a)(b)	34,840	1,299,532
Laboratory Corp. of America Holdings(a)(b)	22,224	1,460,117
Quest Diagnostics Inc.(b)	31,727	1,655,832
Tenet Healthcare Corp.(a)	89,297	525,066
UnitedHealth Group Inc.	237,872	5,956,315
WellPoint Inc.(a)	97,298	4,608,033

		19,831,171

Holding Companies — Diversified — 0.05%
Leucadia National Corp.(a)(b)	38,525	952,338

Home Builders — 0.10%
D.R. Horton Inc.(b)	54,843	625,759
KB Home	14,123	234,583
Lennar Corp. Class A	31,059	442,591
Pulte Homes Inc.(b)	66,011	725,461

		2,028,394

Home Furnishings — 0.08%
Harman International Industries Inc.(b)	13,923	471,711
Whirlpool Corp.(b)	14,840	1,038,206

		1,509,917

Household Products & Wares — 0.45%
Avery Dennison Corp.(b)	23,083	831,219
Clorox Co. (The)	28,426	1,672,017
Fortune Brands Inc.(b)	30,227	1,299,156
Kimberly-Clark Corp.	84,788	5,000,796

		8,803,188

Housewares — 0.04%
Newell Rubbermaid Inc.(b)	55,415	869,461

Insurance — 2.69%
Aflac Inc.	95,521	4,082,568
Allstate Corp. (The)	109,466	3,351,849
American International Group Inc.(a)	27,701	1,221,891
Aon Corp.(b)	55,935	2,275,995

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Insurance (continued)
Assurant Inc.	24,311	$779,411
Chubb Corp.(b)	71,797	3,619,287
CIGNA Corp.	55,622	1,562,422
Cincinnati Financial Corp.	32,753	851,250
Genworth Financial Inc. Class A	97,673	1,167,192
Hartford Financial Services Group Inc. (The)	78,732	2,086,398
Lincoln National Corp.	61,651	1,597,377
Loews Corp.	73,781	2,526,999
Marsh & McLennan Companies Inc.	106,611	2,636,490
MBIA Inc.(a)(b)	35,129	272,601
MetLife Inc.	166,582	6,341,777
Principal Financial Group Inc.(b)	64,851	1,776,269
Progressive Corp. (The)(a)(b)	137,798	2,284,691
Prudential Financial Inc.	94,359	4,709,458
Torchmark Corp.	16,467	715,162
Travelers Companies Inc. (The)	116,226	5,721,806
Unum Group	67,988	1,457,663
XL Capital Ltd. Class A	70,528	1,231,419

		52,269,975

Internet — 2.43%
Akamai Technologies Inc.(a)(b)	35,386	696,396
Amazon.com Inc.(a)	67,777	6,327,661
eBay Inc.(a)	228,823	5,402,511
Expedia Inc.(a)(b)	42,183	1,010,283
Google Inc. Class A(a)	49,137	24,364,581
McAfee Inc.(a)(b)	31,920	1,397,777
Symantec Corp.(a)	167,416	2,757,342
VeriSign Inc.(a)	39,843	943,881
Yahoo! Inc.(a)	244,531	4,355,097

		47,255,529

Iron & Steel — 0.28%
AK Steel Holding Corp.	21,502	424,234
Allegheny Technologies Inc.(b)	20,120	703,999
Nucor Corp.(b)	64,335	3,024,388
United States Steel Corp.(b)	29,217	1,296,358

		5,448,979

Leisure Time — 0.21%
Carnival Corp.	89,274	2,971,039
Harley-Davidson Inc.(b)	47,092	1,083,116

		4,054,155

Lodging — 0.22%
Marriott International Inc. Class A(b)	52,009	1,434,928
Starwood Hotels & Resorts Worldwide Inc.(b)	37,947	1,253,389
Wyndham Worldwide Corp.	37,193	606,990
Wynn Resorts Ltd.(a)	13,971	990,404

		4,285,711

Machinery — 0.74%
Caterpillar Inc.(b)	126,663	6,501,612
Cummins Inc.	41,275	1,849,533
Deere & Co.(b)	86,730	3,722,452
Flowserve Corp.	11,217	1,105,323
Rockwell Automation Inc.(b)	28,643	1,220,192

		14,399,112

Manufacturing — 3.51%
Danaher Corp.	52,761	3,551,871
Dover Corp.(b)	37,889	1,468,578
Eastman Kodak Co.	53,284	254,698
Eaton Corp.	33,705	1,907,366
General Electric Co.	2,168,632	35,608,937
Honeywell International Inc.	153,303	5,695,207
Illinois Tool Works Inc.	78,159	3,338,171
ITT Corp.(b)	36,867	1,922,614
Leggett & Platt Inc.(b)	30,830	598,102
Pall Corp.	23,982	774,139
Parker Hannifin Corp.(b)	33,025	1,712,016
Textron Inc.(b)	54,796	1,040,028
3M Co.	142,509	10,517,164

		68,388,891

Media — 2.44%
CBS Corp. Class B NVS	136,762	1,647,982
Comcast Corp. Class A	586,772	9,910,579
DIRECTV Group Inc. (The)(a)(b)	92,477	2,550,516
Gannett Co. Inc.(b)	48,072	601,381
McGraw-Hill Companies Inc. (The)(b)	64,450	1,620,273
Meredith Corp.(b)	6,969	208,652
New York Times Co. (The) Class A	24,016	195,010

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Media (continued)
News Corp. Class A	460,400	$5,520,196
Scripps Networks Interactive Inc. Class A	17,681	653,313
Time Warner Cable Inc.	72,364	3,118,165
Time Warner Inc.	242,605	6,982,172
Viacom Inc. Class B NVS(a)(b)	123,169	3,453,659
Walt Disney Co. (The)	378,606	10,396,521
Washington Post Co. (The) Class B	1,264	591,653

		47,450,072

Metal Fabricate & Hardware — 0.15%
Precision Castparts Corp.	28,760	2,929,781

Mining — 0.74%
Alcoa Inc.	199,745	2,620,654
Freeport-McMoRan Copper & Gold Inc.	84,269	5,781,696
Newmont Mining Corp.	100,243	4,412,697
Titanium Metals Corp.	18,784	180,139
Vulcan Materials Co.	25,402	1,373,486

		14,368,672

Office & Business Equipment — 0.12%
Pitney Bowes Inc.(b)	42,240	1,049,664
Xerox Corp.	175,551	1,358,765

		2,408,429

Oil & Gas — 9.38%
Anadarko Petroleum Corp.(b)	100,399	6,298,029
Apache Corp.	68,581	6,297,793
Cabot Oil & Gas Corp.(b)	20,684	739,453
Chesapeake Energy Corp.(b)	130,699	3,711,852
Chevron Corp.	409,537	28,843,691
ConocoPhillips	303,030	13,684,835
Denbury Resources Inc.(a)	51,007	771,736
Devon Energy Corp.	90,298	6,079,764
Diamond Offshore Drilling Inc.(b)	14,037	1,340,814
ENSCO International Inc.(b)	28,613	1,217,197
EOG Resources Inc.	51,448	4,296,422
EQT Corp.	27,162	1,157,101
Exxon Mobil Corp.	981,005	67,306,752
Hess Corp.	59,280	3,169,109
Marathon Oil Corp.	144,587	4,612,325
Murphy Oil Corp.(b)	38,863	2,237,343
Nabors Industries Ltd.(a)(b)	57,028	1,191,885
Noble Energy Inc.	35,400	2,334,984
Occidental Petroleum Corp.	165,701	12,990,958
Pioneer Natural Resources Co.(b)	22,944	832,638
Range Resources Corp.(b)	31,786	1,568,957
Rowan Companies Inc.	23,674	546,159
Southwestern Energy Co.(a)	70,263	2,998,825
Sunoco Inc.(b)	23,728	675,062
Tesoro Corp.(b)	28,979	434,105
Valero Energy Corp.	114,054	2,211,507
XTO Energy Inc.(b)	117,956	4,873,942

		182,423,238

Oil & Gas Services — 1.61%
Baker Hughes Inc.(b)	63,004	2,687,751
BJ Services Co.(b)	59,107	1,148,449
Cameron International Corp.(a)	44,369	1,678,036
FMC Technologies Inc.(a)(b)	25,344	1,323,971
Halliburton Co.(b)	184,047	4,991,355
National Oilwell Varco Inc.(a)	85,519	3,688,434
Schlumberger Ltd.	244,753	14,587,279
Smith International Inc.(b)	44,541	1,278,327

		31,383,602

Packaging & Containers — 0.21%
Ball Corp.	19,117	940,556
Bemis Co. Inc.	21,885	567,040
Owens-Illinois Inc.(a)(b)	34,705	1,280,614
Pactiv Corp.(a)	27,499	716,349
Sealed Air Corp.(b)	32,383	635,678

		4,140,237

Pharmaceuticals — 6.29%
Abbott Laboratories	315,892	15,627,177
Allergan Inc.	63,016	3,576,788
AmerisourceBergen Corp.	59,772	1,337,697
Bristol-Myers Squibb Co.	403,393	9,084,410
Cardinal Health Inc.	73,639	1,973,525
Cephalon Inc.(a)(b)	15,137	881,579
Eli Lilly and Co.	205,760	6,796,253
Express Scripts Inc.(a)	55,915	4,337,886
Forest Laboratories Inc.(a)	61,703	1,816,536
Gilead Sciences Inc.(a)	184,953	8,615,111
Hospira Inc.(a)(b)	32,908	1,467,697
King Pharmaceuticals Inc.(a)	51,510	554,763

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Pharmaceuticals (continued)
Medco Health Solutions Inc.(a)(b)	97,027	$5,366,563
Merck & Co. Inc.(b)	430,961	13,631,296
Mylan Inc.(a)(b)	61,932	991,531
Pfizer Inc.(b)	1,378,491	22,814,026
Schering-Plough Corp.	332,760	9,400,470
Watson Pharmaceuticals Inc.(a)(b)	21,716	795,674
Wyeth	272,849	13,255,004

		122,323,986

Pipelines — 0.38%
El Paso Corp.(b)	144,094	1,487,050
Questar Corp.(b)	35,495	1,333,192
Spectra Energy Corp.	131,402	2,488,754
Williams Companies Inc. (The)	118,537	2,118,256

		7,427,252

Real Estate — 0.03%
CB Richard Ellis Group Inc. Class A(a)	48,467	569,003

Real Estate Investment Trusts — 1.07%
Apartment Investment and Management Co. Class A(b)	24,729	364,753
AvalonBay Communities Inc.(b)	16,301	1,185,572
Boston Properties Inc.	28,390	1,860,964
Equity Residential(b)	55,502	1,703,911
HCP Inc.	59,581	1,712,358
Health Care REIT Inc.(b)	24,308	1,011,699
Host Hotels & Resorts Inc.	123,259	1,450,758
Kimco Realty Corp.	76,358	995,708
ProLogis	89,812	1,070,559
Public Storage	27,586	2,075,571
Simon Property Group Inc.(b)	58,178	4,039,299
Ventas Inc.	32,088	1,235,388
Vornado Realty Trust	32,142	2,070,266

		20,776,806

Retail — 6.02%
Abercrombie & Fitch Co. Class A(b)	18,268	600,652
AutoNation Inc.(a)(b)	20,333	367,621
AutoZone Inc.(a)(b)	6,709	980,990
Bed Bath & Beyond Inc.(a)(b)	53,402	2,004,711
Best Buy Co. Inc.	69,763	2,617,508
Big Lots Inc.(a)	17,175	429,719
Costco Wholesale Corp.	89,022	5,026,182
CVS Caremark Corp.	295,051	10,545,123
Darden Restaurants Inc.	28,429	970,282
Family Dollar Stores Inc.	28,451	751,106
GameStop Corp. Class A(a)(b)	33,806	894,845
Gap Inc. (The)	97,955	2,096,237
Home Depot Inc. (The)	347,430	9,255,535
J.C. Penney Co. Inc.(b)	47,931	1,617,671
Kohl’s Corp.(a)	62,417	3,560,890
Limited Brands Inc.(b)	54,571	927,161
Lowe’s Companies Inc.(b)	301,501	6,313,431
Macy’s Inc.	84,900	1,552,821
McDonald’s Corp.	223,054	12,729,692
Nordstrom Inc.	33,577	1,025,442
Office Depot Inc.(a)	56,955	377,042
O’Reilly Automotive Inc.(a)(b)	27,733	1,002,271
RadioShack Corp.(b)	24,694	409,180
Sears Holdings Corp.(a)(b)	10,474	684,057
Staples Inc.(b)	147,286	3,419,981
Starbucks Corp.(a)	150,723	3,112,430
Target Corp.	153,040	7,143,907
Tiffany & Co.	25,563	984,942
TJX Companies Inc. (The)	86,316	3,206,639
Walgreen Co.	202,846	7,600,640
Wal-Mart Stores Inc.	441,145	21,655,808
Yum! Brands Inc.(b)	94,775	3,199,604

		117,064,120

Savings & Loans — 0.12%
Hudson City Bancorp Inc.	97,634	1,283,887
People’s United Financial Inc.(b)	71,848	1,117,955

		2,401,842

Semiconductors — 2.55%
Advanced Micro Devices Inc.(a)(b)	114,752	649,496
Altera Corp.(b)	60,918	1,249,428
Analog Devices Inc.	59,646	1,645,037
Applied Materials Inc.	270,701	3,627,393
Broadcom Corp. Class A(a)(b)	87,632	2,689,426
Intel Corp.	1,142,029	22,349,508

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

Security	Shares	Value

Common Stocks (continued)
Semiconductors (continued)
KLA-Tencor Corp.(b)	34,633	$1,241,939
Linear Technology Corp.	45,408	1,254,623
LSI Corp.(a)	133,993	735,622
MEMC Electronic Materials Inc.(a)	44,573	741,249
Microchip Technology Inc.(b)	37,816	1,002,124
Micron Technology Inc.(a)(b)	173,595	1,423,479
National Semiconductor Corp.(b)	47,302	675,000
Novellus Systems Inc.(a)(b)	19,918	417,880
NVIDIA Corp.(a)(b)	111,702	1,678,881
QLogic Corp.(a)(b)	24,851	427,437
Teradyne Inc.(a)(b)	35,964	332,667
Texas Instruments Inc.	258,235	6,117,587
Xilinx Inc.(b)	55,940	1,310,115

		49,568,891

Software — 4.28%
Adobe Systems Inc.(a)	106,553	3,520,511
Autodesk Inc.(a)	47,035	1,119,433
Automatic Data Processing Inc.	101,987	4,008,089
BMC Software Inc.(a)	37,049	1,390,449
CA Inc.	81,121	1,783,851
Citrix Systems Inc.(a)(b)	37,409	1,467,555
Compuware Corp.(a)	45,978	337,019
Dun & Bradstreet Corp. (The)	10,510	791,613
Electronic Arts Inc.(a)(b)	66,073	1,258,691
Fidelity National Information Services Inc.(b)	38,389	979,303
Fiserv Inc.(a)	31,116	1,499,791
IMS Health Inc.	38,122	585,173
Intuit Inc.(a)(b)	65,335	1,862,048
Microsoft Corp.	1,581,759	40,951,741
Novell Inc.(a)	74,108	334,227
Oracle Corp.	796,716	16,603,561
Paychex Inc.(b)	65,259	1,895,774
Red Hat Inc.(a)	38,713	1,070,027
Salesforce.com Inc.(a)(b)	22,290	1,268,970
Total System Services Inc.(b)	39,638	638,568

		83,366,394

Telecommunications — 6.03%
American Tower Corp. Class A(a)	80,011	2,912,400
AT&T Inc.	1,204,756	32,540,460
CenturyTel Inc.	60,486	2,032,330
Ciena Corp.(a)	19,409	315,979
Cisco Systems Inc.(a)	1,177,887	27,727,460
Corning Inc.	316,014	4,838,174
Frontier Communications Corp.(b)	65,299	492,354
Harris Corp.	26,220	985,872
JDS Uniphase Corp.(a)	43,679	310,558
Juniper Networks Inc.(a)(b)	106,277	2,871,605
MetroPCS Communications Inc.(a)(b)	51,907	485,850
Motorola Inc.	467,653	4,017,139
QUALCOMM Inc.	339,235	15,258,790
Qwest Communications International Inc.(b)	299,089	1,139,529
Sprint Nextel Corp.(a)	583,973	2,306,693
Tellabs Inc.(a)	81,837	566,312
Verizon Communications Inc.	580,342	17,566,952
Windstream Corp.(b)	91,100	922,843

		117,291,300

Textiles — 0.04%
Cintas Corp.(b)	27,457	832,222

Toys, Games & Hobbies — 0.11%
Hasbro Inc.	25,773	715,201
Mattel Inc.	74,291	1,371,412

		2,086,613

Transportation — 1.91%
Burlington Northern Santa Fe Corp.	53,660	4,283,678
C.H. Robinson Worldwide Inc.(b)	34,609	1,998,670
CSX Corp.	79,577	3,331,093
Expeditors International Washington Inc.	43,037	1,512,751
FedEx Corp.	63,781	4,797,607
Norfolk Southern Corp.	74,613	3,216,566
Ryder System Inc.(b)	11,550	451,143
Union Pacific Corp.	103,222	6,023,004
United Parcel Service Inc. Class B(b)	203,267	11,478,487

		37,092,999

Total Common Stocks (Cost: $2,046,934,283)		1,905,278,856

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009
(Unaudited)

	Shares or
Security	Principal	Value

Short-Term Investments — 12.36%
Money Market Funds — 12.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%(c)(d)(e)	207,120,554	$207,120,554
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%(c)(d)(e)	26,789,892	26,789,892

		233,910,446

U.S. Treasury Obligations — 0.34%
U.S. Treasury Bill 0.08%, 12/17/09 (f)(g)	$6,600,000	6,598,845

Total Short-Term Investments (Cost: $240,509,176)		240,509,291

Total Investments in Securities — 110.28% (Cost: $2,287,443,459)		2,145,788,147

Other Assets, Less Liabilities — (10.28)%		(200,100,817)

Net Assets — 100.00%		$1,945,687,330

NVS	Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Appreciation

S&P 500 Index (December 2009)	755	$39,746,975	$500,100

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. Portfolio Securities

     Security Valuation

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 — Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

1. Portfolio Securities (continued)

The following table summarizes the values of the Master Portfolio’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments:

	Investments in Securities
	Level 1	Level 2	Level 3	Total

Common Stocks	$1,905,278,856	$—	$—	$1,905,278,856
Short-Term Investments	233,910,446	6,598,845	—	240,509,291

	$2,139,189,302	$6,598,845	$—	$2,145,788,147

	Other Financial Instruments(a)
	Level 1	Level 2	Level 3	Total

	$500,100	$—	$—	$500,100

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

     Futures Contracts

The Master Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Master Portfolio may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of September 30, 2009, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

     Federal Income Taxes

As of September 30, 2009, the cost of investments for federal income tax purposes was $2,342,867,014. Net unrealized depreciation aggregated $197,078,867, of which $362,169,068 represented gross unrealized appreciation on securities and $559,247,935 represented gross unrealized depreciation on securities.

2. Transactions With Affiliates

The Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

2. Transactions With Affiliates (continued)

to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3. Securities Lending

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. Blackrock Transaction

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board approved a new investment advisory agreement for the Fund subject to shareholder approval. A special meeting of shareholders of the Fund is scheduled to be held on November 20, 2009. Each shareholder of record as of the close of business on September 30, 2009 will receive notice of and be entitled to vote at the meeting.

P.O Box 9012
Clearwater, FL 33758-9012
November/09

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: November 30, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	November 30, 2009

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	November 30, 2009